SEC. File Nos. 33-17917
                                                                 811-5364

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A
                             Registration Statement
                                      Under
                           the Securities Act of 1933
                         Post-Effective Amendment No. 26
                                       and
                             Registration Statement
                                      Under
                       The Investment Company Act of 1940
                                Amendment No. 29


                           AMERICAN HIGH-INCOME TRUST
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)

               Registrant's telephone number, including area code:
                                 (213) 486-9200


                          JULIE F. WILLIAMS, Secretary
                           American High-Income Trust
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                              515 S. Flower Street
                           Los Angeles, CA 90071-2228
                          (Counsel for the Registrant)


                       Approximate date of proposed public
                                   offering:
      It is proposed that this filing become effective on December 1, 2004, pursuant to paragraph (b) of rule 485.










 [logo - American Funds/(R)/]           The right choice for the long term/(R)/




American
High-Income Trust/SM/





PROSPECTUS



December 1, 2004


TABLE OF CONTENTS
 1    Risk/Return summary
 5    Fees and expenses of the fund
 7    Investment objectives, strategies and risks
11    Management and organization
13    Shareholder information
14    Choosing a share class
16    Purchase and exchange of shares
18    Sales charges
21    Sales charge reductions and waivers
23    Individual Retirement Account (IRA) rollovers
24    Plans of distribution
24    Other compensation to dealers
25    How to sell shares
27    Distributions and taxes
28    Financial highlights
30    Appendix


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income and, secondarily, capital appreciation. The fund seeks to achieve these objectives by investing primarily in a broad range of higher yielding and generally lower quality debt securities that also provide an opportunity to increase in value. Typically, when an issuer's financial health improves, the value of its debt securities tends to rise.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds. The prices of and the income generated by securities owned by the fund may be affected by events specifically involving the companies issuing those securities. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                        American High-Income Trust / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 4 shows how the fund's average annual total returns for various periods compare with those of different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Past results (before and after taxes) are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1994            -5.11%
1995            20.68
1996            13.76
1997            12.20
1998             1.63
1999             7.55
2000            -3.25
2001             7.44
2002            -3.58
2003            28.87

[end bar chart]



Highest/Lowest quarterly results during this time period were:

HIGHEST                  10.04%  (quarter ended December 31, 2002)
LOWEST                   -9.06%  (quarter ended June 30, 2002)


The fund's total return for the nine months ended September 30, 2004, was 4.71%.

American High-Income Trust / Prospectus

Unlike the bar chart above, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial or contingent deferred sales charges imposed:

     . Class A share results reflect the maximum initial sales charge of 3.75%. This charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

     . Class B share results reflect the applicable contingent deferred sales charge. For example, results for the one-year period shown reflect a contingent deferred sales charge of 5%. These charges begin to decline after one year of purchase and are eliminated after six years.

     . Class C share results for the one-year period shown reflect a contingent deferred sales charge of 1%, which only applies if shares are sold within one year of purchase.

     . Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

Results would be higher if calculated without sales charges. The references above to Class A, B, C or F sales charges also refer to the corresponding Class 529-A, 529-B, 529-C or 529-F sales charges.

The Investment Results table shows the fund's results on both a pretax and after-tax basis, as required by Securities and Exchange Commission rules. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. Total returns shown "after taxes on distributions" reflect the effect of taxes on distributions (for example, dividends or capital gain distributions) by the fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period and, as a result, reflect the effect of both taxes on distributions by the fund and taxes on any gain or loss realized upon the sale of the shares. After-tax returns are calculated using the highest historical individual federal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.

YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY WILL DIFFER FROM THE RESULTS SHOWN BELOW. IN ADDITION, AFTER-TAX RETURNS MAY NOT BE RELEVANT IF YOU HOLD YOUR FUND SHARES THROUGH A TAX-DEFERRED ARRANGEMENT, SUCH AS A 401(K) PLAN, INDIVIDUAL RETIREMENT ACCOUNT OR COLLEGEAMERICA/(R)/ ACCOUNT.

Unlike the Investment Results table on page 4, the Additional Investment Results table on page 9 reflects the fund's results calculated without sales charges.

                                        American High-Income Trust / Prospectus

 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:

                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 2/19/88
 Before taxes                          24.07%   5.98%    7.10%        9.19%
 After taxes on distributions          20.85    2.27     3.31          N/A
 After taxes on distributions and      15.48    2.69     3.60          N/A
 sale of fund shares
-------------------------------------------------------------------------------





                                    1 YEAR   LIFETIME/1/
---------------------------------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                       22.88%      5.60%
---------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                       26.77       8.09
---------------------------------------------------------
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                       28.74       8.85
---------------------------------------------------------
 CLASS 529-A -- FIRST SOLD 2/19/02
 Before taxes                       24.00      11.55
---------------------------------------------------------
 CLASS 529-B -- FIRST SOLD 2/25/02
 Before taxes                       22.61      11.74
---------------------------------------------------------
 CLASS 529-C -- FIRST SOLD 2/19/02
 Before taxes                       26.63      12.91
---------------------------------------------------------
 CLASS 529-E -- FIRST SOLD 3/15/02
 Before taxes                       28.30      12.57
---------------------------------------------------------
 CLASS 529-F -- FIRST SOLD 9/16/02
 Before taxes                       28.62      28.59
---------------------------------------------------------






                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)
 Credit Suisse First Boston High       27.94%   6.44%    7.30%        9.21%
 Yield Bond Index/2/
-------------------------------------------------------------------------------
 Lipper High Current Yield Bond Funds  26.36    2.92     5.25         7.30
 Index/3/
-------------------------------------------------------------------------------
 Citigroup Broad Investment-Grade       4.20    6.62     6.96         8.13
 (BIG) Bond Index/4/
-------------------------------------------------------------------------------
 Class A 30-day yield at September 30, 2004: 6.08%/5/
(For current yield information, please call American FundsLine at 800/325-3590.)
-------------------------------------------------------------------------------



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

2 Credit Suisse First Boston High Yield Bond Index is an unmanaged, trader-priced portfolio constructed to mirror the high-yield debt market. This index does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.

3 Lipper High Current Yield Bond Funds Index represents funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith Barney Broad Investment-Grade (BIG) Bond Index) represents a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage and investment-grade fixed-rate corporates with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.
5    The SEC yield reflects a fee waiver (6.06% without the waiver).

American High-Income Trust / Prospectus

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                          CLASS A/1/  CLASS B/1/  CLASS C/1/  CLASS 529-E/2/    CLASS F/1/,/3/
----------------------------------------------------------------------------------------------
 Maximum initial sales
 charge on purchases      3.75%/4/     none        none          none             none
 (as a percentage of
 offering price)
----------------------------------------------------------------------------------------------
 Maximum sales charge      none        none        none          none             none
 on reinvested
 dividends
----------------------------------------------------------------------------------------------
 Maximum contingent        none/5/    5.00%/6/    1.00%/7/         none           none
 deferred sales charge
----------------------------------------------------------------------------------------------
 Redemption or             none        none        none          none             none
 exchange fees
----------------------------------------------------------------------------------------------


1 Includes a version of this class offered through CollegeAmerica, a 529 college savings plan sponsored by the Virginia College Savings Plan,/SM/ an agency of the Commonwealth of Virginia.
2 Class 529-E shares are available only through CollegeAmerica to employer-sponsored plans.
3 Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.

4 The initial sales charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.
5 A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge.
6 The contingent deferred sales charge is reduced after one year of purchase and eliminated after six years.
7 The contingent deferred sales charge is eliminated after one year of purchase.



 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                    CLASS A  CLASS B  CLASS C  CLASS F
-------------------------------------------------------------------------------
 Management fees                     0.35%    0.35%    0.35%    0.35%
-------------------------------------------------------------------------------
 Distribution and/or service         0.22     1.00     1.00     0.25
 (12b-1) fees/8/
-------------------------------------------------------------------------------
 Other expenses/9/                   0.10     0.11     0.19     0.19
-------------------------------------------------------------------------------
 Total annual fund operating         0.67     1.46     1.54     0.79
 expenses
-------------------------------------------------------------------------------
 Expense reimbursements/waivers/10/    --       --       --       --
-------------------------------------------------------------------------------
 Net expenses                        0.67     1.46     1.54     0.78
-------------------------------------------------------------------------------


                                     CLASS    CLASS    CLASS    CLASS    CLASS
                                     529-A    529-B    529-C    529-E    529-F
-------------------------------------------------------------------------------
 Management fees                     0.35%    0.35%    0.35%    0.35%    0.35%
-------------------------------------------------------------------------------
 Distribution and/or service         0.13     1.00     1.00     0.50     0.25
 (12b-1) fees/11/
-------------------------------------------------------------------------------
 Other expenses/9/,/12/              0.28     0.32     0.31     0.28     0.28
-------------------------------------------------------------------------------
 Total annual fund operating         0.76     1.67     1.66     1.13     0.88
 expenses
-------------------------------------------------------------------------------
 Expense reimbursements/waivers/10/    --       --       --       --       --
-------------------------------------------------------------------------------
 Net expenses                        0.76     1.67     1.66     1.13     0.88
-------------------------------------------------------------------------------



8 Class A and F 12b-1 fees may not exceed .30% and .50%, respectively, of each class' average net assets annually. Class B and C 12b-1 fees are 1.00% of each class' average net assets annually.
9 Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically ranges from $3 per account to $19 per account.
10 Capital Research and Management Company began waiving 5% of its management fees on September 1, 2004. The waiver will continue until August 31, 2005. Capital Research and Management Company also waived management fees to reflect new rates provided under an amended investment advisory services agreement. As of the fund's last fiscal year-end, the reduction in management fees as a result of the waivers was less than .01%; however, due to rounding, there may be a difference between gross and net expense ratios for some or all share classes.
11 Class 529-A and 529-F 12b-1 fees may not exceed .50% of each class' average net assets annually. Class 529-B and 529-C 12b-1 fees are 1.00% of each class' average net assets annually. Class 529-E 12b-1 fees may not exceed .75% of the class' average net assets annually.

12 Includes .10% paid to the Virginia College Savings Plan for administrative services it provides in overseeing CollegeAmerica.

                                        American High-Income Trust / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                                    1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------------------------
 Class A/1/,/6/                                       $441    $581    $  734     $1,178
---------------------------------------------------------------------------------------
 Class B -- assuming redemption/2/,/6/                 649     862       997      1,532
---------------------------------------------------------------------------------------
 Class B -- assuming no redemption/3/,/6/              149     462       797      1,532
---------------------------------------------------------------------------------------
 Class C -- assuming redemption/4/,/6/                 257     486       839      1,834
---------------------------------------------------------------------------------------
 Class C -- assuming no redemption/6/                  157     486       839      1,834
---------------------------------------------------------------------------------------
 Class F -- excludes intermediary fees/5/,/6/           80     249       433        966
---------------------------------------------------------------------------------------
 Class 529-A/1/,/6/                                    450     609       782      1,282
---------------------------------------------------------------------------------------
 Class 529-B -- assuming redemption/2/,/6/             670     926     1,107      1,734
---------------------------------------------------------------------------------------
 Class 529-B -- assuming no redemption/3/,/6/          170     526       907      1,734
---------------------------------------------------------------------------------------
 Class 529-C -- assuming redemption/4/,/6/             269     523       902      1,965
---------------------------------------------------------------------------------------
 Class 529-C -- assuming no redemption/6/              169     523       902      1,965
---------------------------------------------------------------------------------------
 Class 529-E/6/                                        115     359       622      1,375
---------------------------------------------------------------------------------------
 Class 529-F -- excludes intermediary fees/5/,/6/       90     281       488      1,084
---------------------------------------------------------------------------------------



1    Reflects the maximum initial sales charge in the first year.

2 Reflects applicable contingent deferred sales charges through year six and Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
3 Reflects Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.

4    Reflects a contingent deferred sales charge in the first year.
5 Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from .50% to 3.00% of assets annually depending on the services offered.

6    Reflects reimbursements/waivers by Capital Research and Management Company.

American High-Income Trust / Prospectus

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation. The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba or below by Moody's Investors Service, Inc., or BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality), including those of non-U.S. issuers. The fund may also invest in equity securities that provide an opportunity for capital appreciation.

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objectives in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

                                        American High-Income Trust / Prospectus

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent attractive investment opportunities.

American High-Income Trust / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 4, the table below reflects the fund's results calculated without sales charges.



 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 2/19/88
 Before taxes                          28.87%   6.79%    7.51%       9.45%
 After taxes on distributions          25.53    3.05     3.70        N/A
 After taxes on distributions and      18.59    3.38     3.95        N/A
 sale of fund shares
-------------------------------------------------------------------------------




                                    1 YEAR   LIFETIME/1/
---------------------------------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                       27.88%      6.21%
---------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                       27.77       8.09
---------------------------------------------------------
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                       28.74       8.85
---------------------------------------------------------
 CLASS 529-A -- FIRST SOLD 2/19/02
 Before taxes                       28.80      13.85
---------------------------------------------------------
 CLASS 529-B -- FIRST SOLD 2/25/02
 Before taxes                       27.61      13.69
---------------------------------------------------------
 CLASS 529-C -- FIRST SOLD 2/19/02
 Before taxes                       27.63      12.91
---------------------------------------------------------
 CLASS 529-E -- FIRST SOLD 3/15/02
 Before taxes                       28.30      12.57
---------------------------------------------------------
 CLASS 529-F -- FIRST SOLD 9/16/02
 Before taxes                       28.62      28.59
---------------------------------------------------------





                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/1/
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)
 Credit Suisse First Boston High   27.94%    6.44%      7.30%        9.21%
 Yield Bond Index/2/
-------------------------------------------------------------------------------
 Lipper High Current Yield Bond    26.36     2.92       5.25         7.30
 Funds Index/3/
-------------------------------------------------------------------------------
 Citigroup Broad Investment-Grade   4.20     6.62       6.96         8.13
 (BIG) Bond Index/4/
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2003: 6.85%/5/
(For current  distribution rate information,  please call American  FundsLine at
 800/325-3590.)



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

2 Credit Suisse First Boston High Yield Bond Index is an unmanaged, trader-priced portfolio constructed to mirror the high-yield debt market. This index does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.

3 Lipper High Current Yield Bond Funds Index represents funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith Barney Broad Investment-Grade (BIG) Bond Index) represents a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage and investment-grade fixed-rate corporates with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.

5 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

                                        American High-Income Trust / Prospectus

HOLDINGS BY INVESTMENT TYPE AS OF SEPTEMBER 30, 2004

[begin pie chart]

U.S. corporate bonds                            74.7%
Non-U.S. corporate bonds                        14.7
Non-U.S. government bonds                        3.0
Common stocks & warrants                         1.6
U.S. government obligations                      0.7
Other                                            0.8
Cash & equivalents                               4.5

[end pie chart]

HOLDINGS OF DEBT SECURITIES BY QUALITY CATEGORY AS OF SEPTEMBER 30, 2004 See the appendix for a description of quality ratings.

[begin pie chart]

U.S. government/federal agency obligations       0.9%
A/A                                              2.9
Baa/BBB                                          9.5
Ba/BB                                           26.7
B/B                                             44.4
Caa/CCC                                          8.9
Ca/CC or lower                                   0.6
Other                                            1.6
Cash & equivalents                               4.5

[end pie chart]



Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at americanfunds.com.

American High-Income Trust / Prospectus

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 135 South State College Boulevard, Brea, California 92821. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund."

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's equity and/or fixed-income portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions. However, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser.


MULTIPLE PORTFOLIO COUNSELOR SYSTEM

INVESTMENT METHODOLOGY

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion

                                        American High-Income Trust / Prospectus
of a fund's portfolio. Investment decisions are made within the parameters established by the fund's objective(s), policies and restrictions under the oversight of Capital Research and Management Company's Investment Committee.

COMPENSATION OF INVESTMENT PROFESSIONALS

Portfolio counselors and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual's portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns over a four-year period to relevant benchmarks. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry indexes reflecting their areas of expertise. Capital Research and Management Company also separately compensates analysts for the quality of their research efforts.

The primary individual portfolio counselors for American High-Income Trust are:




 PORTFOLIO COUNSELOR/          PORTFOLIO COUNSELOR      PRIMARY TITLE WITH INVESTMENT ADVISER
 FUND TITLE (IF APPLICABLE)   EXPERIENCE IN THIS FUND   (OR AFFILIATE) AND INVESTMENT EXPERIENCE
--------------------------------------------------------------------------------------------------------
 ABNER D. GOLDSTINE                  7 years            Senior Vice President and Director, Capital
 Vice Chairman of the                                   Research and Management Company
 Board and Trustee
                                                        Investment professional for 53 years in total;
                                                        37 years with Capital Research and Management
                                                        Company or affiliate
--------------------------------------------------------------------------------------------------------
 DAVID C. BARCLAY                    15 years           Senior Vice President, Capital Research and
 President and                                          Management Company
 Trustee
                                                        Investment professional for 23 years in total;
                                                        17 years with Capital Research and Management
                                                        Company or affiliate
--------------------------------------------------------------------------------------------------------
 SUSAN M. TOLSON                     11 years           Senior Vice President, Capital Research Company
 Senior Vice President
                                                        Investment professional for 16 years in total;
                                                        15 years with Capital Research and Management
                                                        Company or affiliate
--------------------------------------------------------------------------------------------------------

American High-Income Trust / Prospectus

SHAREHOLDER INFORMATION

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-Free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

                             [map of the United States]

WESTERN            WESTERN CENTRAL     EASTERN CENTRAL        EASTERN
SERVICE CENTER     SERVICE CENTER      SERVICE CENTER         SERVICE CENTER
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4352   Fax: 317/735-6636      Fax: 757/670-4761
Fax: 714/671-7133


A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS ENTITLED WELCOME. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO THEIR COLLEGEAMERICA ACCOUNT(S). These documents are available by writing or calling American Funds Service Company.

                                        American High-Income Trust / Prospectus

CHOOSING A SHARE CLASS

The fund offers different classes of shares through this prospectus. Class A, B, C and F shares may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Investors residing in any state may purchase Class 529-A, 529-B, 529-C, 529-E and 529-F shares through an account established with CollegeAmerica. Class 529-A, 529-B, 529-C and 529-F shares are structured similarly to the corresponding Class A, B, C and F shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares. Class 529-E shares are available only to investors participating in CollegeAmerica through an eligible employer plan.

Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES OR, IN THE CASE OF A COLLEGEAMERICA INVESTMENT, CLASS 529-A SHARES.

Factors you should consider in choosing a class of shares include:

     .    how long you expect to own the shares;

     .    how much you intend to invest;

     .    total expenses associated with owning shares of each class;

     . whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);


     . whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-B or 529-C shares to cover higher education expenses);

     .    availability of share classes:

          -- Class B and C shares are generally not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit-sharing plans; and


          -- Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES.

American High-Income Trust / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES

 CLASS A SHARES
 Initial sales charge    up to 3.75% (reduced for purchases of $100,000 or more
                         and eliminated for purchases of $1 million or more)
 Contingent deferred     none (except that a charge of 1.00% applies on certain
 sales charge            redemptions made within one year following purchases
                         of $1 million or more without an initial sales charge)
 12b-1 fees              up to .30% annually (for 529-A shares, may not exceed
                         .50% annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses
 Purchase maximum        none
 Conversion              none

 CLASS B SHARES

 Initial sales charge    none
 Contingent deferred     starts at 5.00% and declines until it reaches 0% after
 sales charge            six years
 12b-1 fees              1.00% annually
 Dividends               generally lower than A and F shares due to higher
                         12b-1 fees and other expenses, but higher than C
                         shares due to lower other expenses
 Purchase maximum        $100,000
 Conversion              automatic conversion to A or 529-A shares after eight
                         years, reducing future annual expenses

 CLASS C SHARES

 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after
 sales charge            purchase
 12b-1 fees              1.00% annually
 Dividends               generally lower than other classes due to higher 12b-1
                         fees and other expenses
 Purchase maximum        $500,000
 Conversion              automatic conversion to F shares after 10 years,
                         reducing future annual expenses (529-C shares will not
                         convert to 529-F shares)

 CLASS 529-E SHARES

 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently .50% annually (may not exceed .75% annually)
 Dividends               generally higher than 529-B and 529-C shares due to
                         lower 12b-1 fees, but lower than 529-A and 529-F
                         shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none

 CLASS F SHARES

 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently .25% annually (may not exceed .50% annually)
 Dividends               generally higher than B and C shares due to lower
                         12b-1 fees, but lower than A shares due to higher
                         other expenses
 Purchase maximum        none
 Conversion              none

                                        American High-Income Trust / Prospectus

PURCHASE AND EXCHANGE OF SHARES

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A, B and C shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.

PURCHASE OF CLASS 529 SHARES

Class 529 shares may be purchased only through a CollegeAmerica account. You may open a CollegeAmerica account and purchase 529 shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell a CollegeAmerica account. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating in CollegeAmerica through an eligible employer plan. CollegeAmerica is sponsored by and is a registered trademark of the Virginia College Savings Plan, an agency of the Commonwealth of Virginia.


EXCHANGE


Generally, you may exchange your shares into shares of the same class of other American Funds without a sales charge. Class A, C or F shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C OR F SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF UNIFORM GIFTS TO MINORS ACT OR UNIFORM TRANSFER TO MINORS ACT CUSTODIAL ACCOUNTS, MAY RESULT IN SIGNIFICANT LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN THE COLLEGEAMERICA PROGRAM DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL ADVISER BEFORE MAKING SUCH AN EXCHANGE.



Exchanges of shares from American Funds money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

American High-Income Trust / Prospectus

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" for information regarding electronic exchanges.



THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES, INCLUDING THOSE THAT ARE PART OF EXCHANGE ACTIVITY, THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.



THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.

PURCHASE MINIMUMS AND MAXIMUMS


 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
-------------------------------------------------------------------------------
 To establish an account (including retirement plan and               $    250
 CollegeAmerica accounts)
    With an automatic investment plan                                       50
    For a retirement plan account through payroll deduction                 25
    or an employer-sponsored CollegeAmerica account
 To add to an account                                                       50
    For a retirement plan account through payroll deduction                 25
    or an employer-sponsored CollegeAmerica account
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                                   100,000
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                                   500,000
-------------------------------------------------------------------------------



VALUING SHARES


The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. Use of these procedures is intended to result in more appropriate net asset values.


Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

                                        American High-Income Trust / Prospectus

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.


SALES CHARGES

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.




                                       SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------
 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------



The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

American High-Income Trust / Prospectus

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

     . investments in Class A shares made by endowments or foundations with $50 million or more in assets;

     . investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

     . Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds.

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

A transfer from the Virginia Prepaid Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.


Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

EMPLOYER-SPONSORED RETIREMENT PLANS

Employer-sponsored retirement plans not currently invested in Class A shares and wishing to invest without a sales charge are not eligible to purchase Class A shares. Such plans may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not currently invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

Employer-sponsored retirement plans not currently invested in Class A shares are not eligible to establish a statement of intention to purchase $1 million or more of American Funds shares in order to qualify to purchase without a sales charge. More information about statements of intention can be found under "Sales charge reductions and waivers."

                                        American High-Income Trust / Prospectus

Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, may continue to purchase Class A shares without any initial or contingent deferred sales charge.


CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES
YEAR OF REDEMPTION:                1     2    3    4    5    6    7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%    4%   4%   3%   2%   1%    0%


For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase.

Any contingent deferred sales charge paid by you on investments in Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.


Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent deferred sales charge waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you may face certain tax consequences as a result.

American High-Income Trust / Prospectus

CLASS 529-E AND CLASS F SHARES

Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.


SALES CHARGE REDUCTIONS AND WAIVERS

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds. To have your Class A, B or C contingent deferred sales charge waived, you must let your adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.


REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, you and your "immediate family" (your spouse -- or equivalent if recognized under local law -- and your children under the age of 21) may combine all of your American Funds and American Legacy/(R)/ investments to reduce your Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

AGGREGATING ACCOUNTS

To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

     . trust accounts established by the above individuals (however, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the primary beneficiary of the trust);

     .    solely controlled business accounts; and

     .    single-participant retirement plans.

 CONCURRENT PURCHASES

You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to qualify for a reduced Class A sales charge.

                                        American High-Income Trust / Prospectus

RIGHTS OF ACCUMULATION

You may take into account the current value of your existing holdings in any class of shares of the American Funds to determine your Class A sales charge. Alternatively, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation or reinvested dividends and capital gains). You should retain any records necessary to substantiate the historical amounts you have invested. In addition, you may also take into account the current value of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies to determine your Class A sales charge. If you make a gift of shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and American Legacy accounts.


STATEMENT OF INTENTION

You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all American Funds non-money market fund purchases of all share classes you intend to make over a 13-month period, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to determine the applicable sales charge; however, investments made under a right of reinvestment, appreciation of your investment, and reinvested dividends and capital gains do not apply toward these combined purchases. At your request, purchases made during the previous 90 days may be included. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

RIGHT OF REINVESTMENT

Please see "How to sell shares" below for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.


CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

     . permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

     .    tax-free returns of excess contributions to IRAs;

     . redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

     . for 529 share classes only, redemptions due to a beneficiary's death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

American High-Income Trust / Prospectus

     . redemptions due to the complete termination of a trust upon the death of the trustor/ grantor or beneficiary, but only if such termination is specifically provided for in the trust document;

     . the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for more information about waivers regarding these types of transactions):

          -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

          -- if you have established a systematic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

YOU MAY OBTAIN  MORE  INFORMATION  ABOUT  SALES  CHARGE  REDUCTIONS  AND WAIVERS
THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR FINANCIAL ADVISER.


INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information. No dealer commissions will be paid on rollovers to American Funds money market funds.

In addition, an IRA rollover plan involving assets of a retirement plan that offered an investment option managed by any affiliate of The Capital Group Companies, including any of the American Funds, may be eligible to be invested in Class A shares at net asset value. These investments in Class A shares will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees but will not generate dealer commissions.

                                        American High-Income Trust / Prospectus

PLANS OF DISTRIBUTION

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's Board of Trustees. The plans provide for annual expenses of up to .30% for Class A shares; up to .50% for Class 529-A shares; 1.00% for Class B, 529-B, C and 529-C shares; up to .75% for Class 529-E shares; and up to .50% for Class F and 529-F shares. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

OTHER COMPENSATION TO DEALERS

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds
Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the American Funds.

American High-Income Trust / Prospectus

HOW TO SELL SHARES

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

     . Shares held for you in your dealer's name must be sold through the dealer.

     .    Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

     .    Requests must be signed by the registered shareholder(s).

     .    A signature guarantee is required if the redemption is:

          --   over $75,000;

          --   made payable to someone other than the registered shareholder(s);
               or

          -- sent to an address other than the address of record, or an address of record that has been changed within the last 10 days.

     . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

     . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

     . Redemptions by telephone, fax or the Internet (including American FundsLine/(R)/ and americanfunds.com) are limited to $75,000 per American Funds shareholder each day.

     .    Checks must be made payable to the registered shareholder.

     . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally 15 calendar days).

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in other American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a contingent deferred sales charge was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to

                                        American High-Income Trust / Prospectus
a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.


TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

American High-Income Trust / Prospectus

DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company.


Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value. Dividends and capital gain distributions for 529 share classes will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gain distributions you receive from the fund will be subject to federal income tax and may also be subject to state or local taxes -- unless you are exempt from taxation.

For federal tax purposes, dividends and distributions of short-term capital gains generally are taxable at the applicable rates for ordinary income. The fund's distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.


TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.


PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING THE TAX CONSEQUENCES OF SELLING 529 SHARES.

                                        American High-Income Trust / Prospectus

FINANCIAL HIGHLIGHTS/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.



                                                                     Income (loss) from investment operations/2/
                                                                                     Net gains
                                                          Net asset                  (losses) on                    Dividends
                                                           value,        Net         securities        Total from   (from net
                                                          beginning   investment    (both realized     investment   investment
                                                          of period     income       and unrealized)   operations   income
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2004                                       $11.88       $ .87          $  .35          $ 1.22       $ (.84)
Year ended 9/30/2003                                         9.62         .93            2.25            3.18         (.92)
Year ended 9/30/2002                                        11.27        1.08           (1.65)           (.57)       (1.08)
Year ended 9/30/2001                                        12.93        1.20           (1.61)           (.41)       (1.25)
Year ended 9/30/2000                                        13.52        1.18            (.48)            .70        (1.29)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 9/30/2004                                        11.88         .78             .35            1.13         (.75)
Year ended 9/30/2003                                         9.62         .84            2.25            3.09         (.83)
Year ended 9/30/2002                                        11.27        1.00           (1.65)           (.65)       (1.00)
Year ended 9/30/2001                                        12.93        1.10           (1.61)           (.51)       (1.15)
Period from 3/15/2000 to 9/30/2000                          13.57         .52            (.53)           (.01)        (.63)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 9/30/2004                                        11.88         .77             .35            1.12         (.74)
Year ended 9/30/2003                                         9.62         .83            2.25            3.08         (.82)
Year ended 9/30/2002                                        11.27         .99           (1.65)           (.66)        (.99)
Period from 3/15/2001 to 9/30/2001                          12.48         .53           (1.15)           (.62)        (.59)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS F:
Year ended 9/30/2004                                        11.88         .86             .35            1.21         (.83)
Year ended 9/30/2003                                         9.62         .92            2.25            3.17         (.91)
Year ended 9/30/2002                                        11.27        1.07           (1.65)           (.58)       (1.07)
Period from 3/15/2001 to 9/30/2001                          12.48         .57           (1.15)           (.58)        (.63)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 9/30/2004                                       $11.88       $ .86          $  .35          $ 1.21       $ (.83)
Year ended 9/30/2003                                         9.62         .92            2.25            3.17         (.91)
Period from 2/19/2002 to 9/30/2002                          11.37         .65           (1.76)          (1.11)        (.64)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-B:
Year ended 9/30/2004                                        11.88         .75             .35            1.10         (.72)
Year ended 9/30/2003                                         9.62         .82            2.25            3.07         (.81)
Period from 2/25/2002 to 9/30/2002                          11.23         .59           (1.63)          (1.04)        (.57)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-C:
Year ended 9/30/2004                                        11.88         .75             .35            1.10         (.72)
Year ended 9/30/2003                                         9.62         .82            2.25            3.07         (.81)
Period from 2/19/2002 to 9/30/2002                          11.37         .60           (1.76)          (1.16)        (.59)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-E:
Year ended 9/30/2004                                        11.88         .82             .35            1.17         (.79)
Year ended 9/30/2003                                         9.62         .88            2.25            3.13         (.87)
Period from 3/15/2002 to 9/30/2002                          11.57         .57           (1.96)          (1.39)        (.56)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-F:
Year ended 9/30/2004                                        11.88         .85             .35            1.20         (.82)
Year ended 9/30/2003                                         9.62         .91            2.25            3.16         (.90)
Period from 9/16/2002 to 9/30/2002                           9.88         .08            (.30)           (.22)        (.04)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                        Ratio of         Ratio of
                                                                                        expenses         expenses
                                                                                        to average       to average
                                                                        Net assets,     net assets       net assets    Ratio of net
                                               Net asset                  end of          before            after        income
                                               value, end    Total       period      reimbursements/   reimbursements  to average
                                               of period    return/3/  (in millions)      waivers        waivers/4/    net assets
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 9/30/2004                          $  12.26       10.57%      $6,920           .67 %          .67%            7.19%
Year ended 9/30/2003                             11.88       34.30        6,235           .75            .75             8.49
Year ended 9/30/2002                              9.62       (5.88)       3,327           .88            .88             9.99
Year ended 9/30/2001                             11.27       (3.44)       2,936           .83            .83             9.75
Year ended 9/30/2000                             12.93        5.29        2,788           .82            .82             8.87
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 9/30/2004                             12.26        9.71          794          1.46           1.46             6.40
Year ended 9/30/2003                             11.88       33.28          736          1.51           1.51             7.63
Year ended 9/30/2002                              9.62       (6.57)         294          1.59           1.59             9.28
Year ended 9/30/2001                             11.27       (4.17)         123          1.57           1.57             8.75
Period from 3/15/2000 to 9/30/2000               12.93        (.05)          27          1.52/5/        1.52/5/          8.18/5/
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 9/30/2004                             12.26        9.62          812          1.54           1.54             6.31
Year ended 9/30/2003                             11.88       33.17          772          1.60           1.60             7.49
Year ended 9/30/2002                              9.62       (6.65)         262          1.67           1.67             9.21
Period from 3/15/2001 to 9/30/2001               11.27       (5.11)          44          1.70/5/        1.70/5/          8.54/5/
-----------------------------------------------------------------------------------------------------------------------------------
CLASS F:
Year ended 9/30/2004                             12.26       10.44          578           .79            .78             7.05
Year ended 9/30/2003                             11.88       34.17          470           .84            .84             8.26
Year ended 9/30/2002                              9.62       (5.95)         156           .93            .93             9.95
Period from 3/15/2001 to 9/30/2001               11.27       (4.86)          32           .93/5/         .93/5/          9.32/5/
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 9/30/2004                           $ 12.26       10.48%      $   48           .76 %          .76%            7.12%
Year ended 9/30/2003                             11.88       34.17           28           .77            .77             8.36
Period from 2/19/2002 to 9/30/2002                9.62      (10.11)           7          1.07/5/        1.07/5/         10.40/5/
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-B:
Year ended 9/30/2004                             12.26        9.47           12          1.67           1.67            6.20
Year ended 9/30/2003                             11.88       33.01            7          1.73           1.73            7.36
Period from 2/25/2002 to 9/30/2002                9.62       (9.54)           2          1.82/5/        1.82/5/         9.67/5/
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-C:
Year ended 9/30/2004                             12.26        9.49           25          1.66           1.66            6.21
Year ended 9/30/2003                             11.88       33.03           16          1.71           1.71            7.43
Period from 2/19/2002 to 9/30/2002                9.62      (10.52)           4          1.80/5/        1.80/5/         9.65/5/
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-E:
Year ended 9/30/2004                             12.26       10.06            3          1.13           1.13            6.75
Year ended 9/30/2003                             11.88       33.73            2          1.18           1.18            7.94
Period from 3/15/2002 to 9/30/2002                9.62      (12.29)          --/6/       1.27/5/        1.27/5/        10.45/5/
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-F:
Year ended 9/30/2004                             12.26       10.34            2           .88            .88            6.99
Year ended 9/30/2003                             11.88       34.06            1           .92            .92            7.96
Period from 9/16/2002 to 9/30/2002                9.62       (2.23)          --/6/        .05            .05             .77
-----------------------------------------------------------------------------------------------------------------------------------

American High-Income Trust / Prospectus

                                         YEAR ENDED SEPTEMBER 30
                           2004       2003       2002       2001       2000
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER
RATE FOR ALL CLASSES        39%        41%       34%        44%        46%
OF SHARES


1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2    Based on average shares outstanding.

3 Total returns exclude all sales charges, including contingent deferred sales charges.

4 The ratios in this column reflect the impact, if any, of certain reimbursements/waivers by Capital Research and Management Company. See the Annual Fund Operating Expenses table under "Fees and expenses of the fund" and the audited financial statements in the fund's annual report for more information.

5    Annualized.

6    Amount less than $1 million.

                                        American High-Income Trust / Prospectus

APPENDIX



MOODY'S

LONG-TERM RATING DEFINITIONS

Aaa -- Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa -- Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A -- Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa --  Obligations  rated Baa are subject to  moderate  credit  risk.  They are
considered   medium-grade   and  as  such  may   possess   certain   speculative
characteristics.

Ba -- Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B -- Obligations rated B are considered speculative and are subject to high credit risk.

Caa -- Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca -- Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C -- Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.



STANDARD & POOR'S CORPORATION
LONG-TERM ISSUE CREDIT RATINGS

AAA -- An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.

American High-Income Trust / Prospectus

However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


BB, B, CCC, CC, AND C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC -- An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D -- An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


PLUS (+) OR MINUS (-)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                        American High-Income Trust / Prospectus

NOTES



                                     32

American High-Income Trust / Prospectus

NOTES

                                        American High-Income Trust / Prospectus

NOTES



                                     34

American High-Income Trust / Prospectus

NOTES

                                        American High-Income Trust / Prospectus

[logo - American Funds/(R)/]            The right choice for the long term/(R)/


FOR SHAREHOLDER SERVICES         American Funds Service Company
                                 800/421-0180

FOR RETIREMENT PLAN SERVICES     Call your employer or plan administrator

FOR DEALER SERVICES              American Funds Distributors
                                 800/421-9900

FOR COLLEGEAMERICA/(R)/          American Funds Service Company
                                 800 /421-0180, ext. 529

FOR 24-HOUR INFORMATION          American FundsLine/(R)/
                                 800/325-3590
                                 americanfunds.com

Telephone   conversations   may  be  recorded  or  monitored  for  verification,
recordkeeping and quality-assurance purposes.
--------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies, and the independent registered public accounting firm's report (in the annual report.)

COLLEGEAMERICA   PROGRAM  DESCRIPTION  The  CollegeAmerica  Program  Description
contains additional information about the policies and services related to CollegeAmerica accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. The SAI is also available on americanfunds.com.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to receive a free copy of the SAI, codes of ethics, annual/semi-annual report to shareholders or CollegeAmerica Program Description, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.


[logo - recycled bug]




Printed on recycled paper
MFGEPR-921-1204 Litho in USA CGD/RRD/8001  Investment Company File No. 811-5364
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management     Capital International
            Capital Guardian             Capital Bank and Trust










 [logo - American Funds/R/]             The right choice for the long term/(R)/




American
High-Income Trust/SM/



 PROSPECTUS
 ADDENDUM





 December 1, 2004






THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Class R-5 shares of American  High-Income Trust are available to certain clients
of  the  Personal   Investment   Management  group  of  Capital  Guardian  Trust
Company./SM/   Accordingly,  for these shareholders,  the following information should be read in conjunction with the prospectus for this fund.


FEES AND EXPENSES OF THE FUND -- PAGE 5

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                    CLASS R-5
-------------------------------------------------------------------------------
 Maximum initial sales charge on purchases (as a percentage of         none
 offering price)
-------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends                          none
-------------------------------------------------------------------------------
 Maximum contingent deferred sales charge                              none
-------------------------------------------------------------------------------
 Redemption or exchange fees                                           none
-------------------------------------------------------------------------------




 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                    CLASS R-5
-------------------------------------------------------------------------------
 Management fees                                                       0.35%
-------------------------------------------------------------------------------
 Distribution and/or service (12b-1) fees                              none
-------------------------------------------------------------------------------
 Other expenses/1/                                                     0.12
-------------------------------------------------------------------------------
 Total annual fund operating expenses                                  0.47
-------------------------------------------------------------------------------
 Expense reimbursements/waivers/2/                                       --
-------------------------------------------------------------------------------
 Net expenses                                                          0.47
-------------------------------------------------------------------------------



1    A  portion  of the  fund's  expenses  may be  used  to  pay  third  parties
     (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.
2 Capital Research and Management Company began waiving 5% of its management fees on September 1, 2004. The waiver will continue until August 31, 2005. Capital Research and Management Company also waived management fees to reflect new rates provided under an amended investment advisory services agreement. As of the fund's last fiscal year-end, the reduction in management fees as a result of the waiver was less than .01%.


EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                    1 YEAR   3 YEARS  5 YEARS   10 YEARS
------------------------------------------------------------------------------
 Class R-5*                          $48      $151     $263       $591
------------------------------------------------------------------------------


* Reflects reimbursements/waivers paid by Capital Research and Management
 Company.

PURCHASE AND EXCHANGE OF SHARES -- PAGES 16-18

PURCHASE OF CLASS R-5 SHARES

Class R-5 shares of the fund are available to certain clients of the Personal Investment Management group of Capital Guardian Trust Company. Please contact Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the fund.


SALES CHARGES -- PAGES 18-21

CLASS R-5 SHARES

Class R-5 shares are sold without any initial or contingent deferred sales charge. In addition, no compensation is paid to investment dealers on sales of Class R-5 shares.

FINANCIAL HIGHLIGHTS/1/ -- PAGES 28-29

The Financial Highlights table is intended to help you understand the fund's results. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.





                                               INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/


                                                                Net gains
                                                                 (losses)
                                    Net asset                 on securities                  Dividends
                                     value,        Net        (both realized    Total from   (from net     Net asset
                                    beginning   investment         and          investment   investment  value, end of   Total
                                    of period     income       unrealized)      operations    income)       period      return
---------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2004                 $11.88        $.90          $  .35          $ 1.25        $(.87)       $12.26       10.80%
Year ended 9/30/2003                   9.62         .95            2.25            3.20         (.94)        11.88       34.61
Period from 5/15/2002 to 9/30/2002    11.30         .42           (1.70)          (1.28)        (.40)         9.62      (11.41)

                                                      Ratio of         Ratio of
                                                      expenses         expenses
                                                     to average       to average
                                                         net              net
                                     Net assets,       assets           assets        Ratio of net
                                       end of          before            after           income
                                       period      reimbursements/  reimbursements/    to average
                                    (in millions)      waivers        waivers/3/       net assets
---------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2004                     $74            .47%             .47%            7.39%
Year ended 9/30/2003                      75            .52              .52             8.77
Period from 5/15/2002 to 9/30/2002        42            .23              .23             4.25





                                         YEAR ENDED SEPTEMBER 30
                           2004       2003       2002       2001       2000
-----------------------------------------------------------------------------
 PORTFOLIO TURNOVER         39%        41%        34%        44%        46%
RATE



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2    Based on average shares outstanding.

3 The ratios in this column reflect the impact, if any, of certain reimbursements/waivers by Capital Research and Management Company. See the Annual Fund Operating Expenses table under "Fees and expenses of the fund" and the audited financial statements in the fund's annual report for more information.










                           AMERICAN HIGH-INCOME TRUST



                                     Part B

                       Statement of Additional Information

                                December 1, 2004



This document is not a prospectus but should be read in conjunction with the current prospectus or retirement plan prospectus of American High-Income Trust (the "fund" or "AHIT") dated December 1, 2004. You may obtain a prospectus from your financial adviser or by writing to the fund at the following address:


                           American High-Income Trust
                              Attention: Secretary
                              333 South Hope Street
                          Los Angeles, California 90071
                                  213/486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employers for details.


                                TABLE OF CONTENTS



Item                                                                  Page no.
----                                                                  --------
Certain investment limitations and guidelines . . . . . . . . . . .        2
Description of certain securities and investment techniques . . . .        2
Fundamental policies and investment restrictions. . . . . . . . . .       10
Management of the fund  . . . . . . . . . . . . . . . . . . . . . .       12
Execution of portfolio transactions . . . . . . . . . . . . . . . .       30
Price of shares . . . . . . . . . . . . . . . . . . . . . . . . . .       30
Taxes and distributions . . . . . . . . . . . . . . . . . . . . . .       32
Purchase and exchange of shares . . . . . . . . . . . . . . . . . .       37
Sales charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       39
Sales charge reductions and waivers . . . . . . . . . . . . . . . .       40
Selling shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       44
Shareholder account services and privileges . . . . . . . . . . . .       44
General information . . . . . . . . . . . . . . . . . . . . . . . .       47
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       53
Financial statements




                      American High-Income Trust -- Page 1

                  CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES


The following limitations and guidelines are considered AT THE TIME OF PURCHASE, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.



DEBT SECURITIES

     . The fund will invest at least 65% of its assets in lower quality, lower rated debt securities, (rated Ba or below by Moody's Investors Service (Moody's) or BB or below by Standard & Poor's Corporation (S&P) or unrated but determined to be of equivalent quality) and other similar securities, including preferred stock.


EQUITY SECURITIES AND SECURITIES WITH DEBT AND EQUITY CHARACTERISTICS


     . The fund may invest up to 25% of its assets in equity securities (including common stock) and securities with a combination of debt and equity characteristics (including convertible preferred stocks and convertible debentures).

     . The fund may invest up to 5% of its assets in warrants and rights (but no more than 2% of the fund's assets may be invested in warrants or rights that are not listed on either the New York Stock Exchange or American Stock Exchange).


NON-U.S. SECURITIES


     . The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


           DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objectives, strategies and risks."


DEBT SECURITIES -- Debt securities are used by issuers to borrow money. Generally, issuers pay investors interest and repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and increase in value until maturity. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.


Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline



                      American High-Income Trust -- Page 2
significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.



Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.


The investment adviser attempts to reduce the risks described above through diversification of the fund's portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


MATURITY -- There are no restrictions on the maturity composition of the portfolio, although it is anticipated that the fund normally will be invested substantially in securities with maturities in excess of three years. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.


EQUITY SECURITIES -- Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions.


There may be little trading in the secondary market for particular equity securities, which may affect adversely the fund's ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.


WARRANTS AND RIGHTS -- The fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be



                      American High-Income Trust -- Page 3
issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks. The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stocks and other securities may sometimes be converted, or may automatically convert, into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.


INVESTING IN VARIOUS COUNTRIES -- Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.


The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a lower per capita gross domestic product and a lower market capitalization relative to its economy. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries, reflecting the greater uncertainties of investing in less established markets and economies. In particular, developing countries may have less stable governments; may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets; and may have less protection of property rights than more developed countries. The economies of developing countries may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.



Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.


                      American High-Income Trust -- Page 4

CURRENCY TRANSACTIONS -- The fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.



Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.


VARIABLE AND FLOATING RATE OBLIGATIONS -- The interest rates payable on certain securities in which the fund may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.


REINSURANCE RELATED NOTES AND BONDS -- The fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, such a note or bond could provide that the reinsurance company would not be required to repay all or a portion of the principal value of the note or bond if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.


U.S. GOVERNMENT OBLIGATIONS -- U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:


     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES BACKED BY "FULL FAITH AND CREDIT" -- The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the Federal Housing Adminis-



                      American High-Income Trust -- Page 5
     tration (FHA), the Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small Business Administration (SBA).

FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority and Federal Farm Credit Bank System.


PASS-THROUGH SECURITIES -- The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include:


     "MORTGAGE-BACKED SECURITIES" -- These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

     Mortgage-backed  securities  issued  by  private  entities  are  structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on these securities' effective maturities is magnified.

     COMMERCIAL MORTGAGE-BACKED SECURITIES -- These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment



                      American High-Income Trust -- Page 6
     uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants.

     ASSET-BACKED SECURITIES -- These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change the securities' effective maturities.

REAL ESTATE INVESTMENT TRUSTS -- The fund may invest in securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. REITs are not taxed on income distributed to shareholders provided they meet requirements imposed by the Internal Revenue Code. The risks associated with REIT debt investments are similar to the risks of investing in corporate-issued debt. In addition, the return on REITs is dependent on such factors as the skill of management and the real estate environment in general.


REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


CASH AND CASH EQUIVALENTS -- These include (a) commercial paper (for example, short-term notes with maturities typically up to nine months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)) (b) commercial bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less. Investments in these securities are subject to the fund's ratings guidelines.



                      American High-Income Trust -- Page 7

LOAN PARTICIPATIONS AND ASSIGNMENTS -- The fund may invest, subject to an overall 15% limit on loans, in loan participations or assignments. Loan participations are loans or other direct debt instruments that are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.


When the fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that the fund could be held liable as a colender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The fund anticipates that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.


FORWARD COMMITMENTS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations.



The fund may also enter into reverse repurchase agreements and "roll" transactions. A reverse repurchase agreement involves the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction involves the sale of mortgage--


                      American High-Income Trust -- Page 8
backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).


RESTRICTED SECURITIES AND LIQUIDITY -- The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.



The fund may also engage in the following investment practices, although it has no current intention to do so over the next twelve months:


LOANS OF PORTFOLIO SECURITIES -- The fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the investment adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The investment adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, measured at the time any such loan is made.


OPTIONS ON U.S. TREASURY SECURITIES -- The fund may purchase put and call options on U.S. Treasury securities ("Treasury securities"). A put (call) option gives the fund as purchaser of the option the right (but not the obligation) to sell (buy) a specified amount of Treasury securities at the exercise price until the expiration of the option. The value of a put (call) option on Treasury securities generally increases (decreases) with an increase (decrease) in prevailing interest rates. Accordingly, the fund would purchase puts (calls) in anticipation of, or to protect against, an increase in interest rates. These options are listed on an exchange or traded over-the-counter ("OTC options"). Exchange-traded options have standardized exercise prices and expiration dates; OTC options are two-party contracts with negotiated exercise prices and expiration dates. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.


                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly



                      American High-Income Trust -- Page 9
greater   transaction   costs  in  the  form  of  dealer  spreads  or  brokerage
commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.



Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The fund's portfolio turnover rates for the fiscal years ended September 30, 2004 and 2003 were 39% and 41%, respectively. See "Financial highlights" in the prospectus for the fund's annual portfolio turnover rate for each of the last five fiscal years.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES -- The fund has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.



These restrictions provide that the fund may not:


1. Purchase any security (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if immediately after and as a result of such investment, more than 5% of the fund's total assets would be invested in securities of the issuer;

2.   Invest 25% or more of the value of its total  assets in the  securities  of
     issuers  conducting  their  principal  business   activities  in  the  same
     industry;

3.   Invest in companies for the purpose of exercising control or management;

4. Buy or sell real estate or commodities or commodity contracts; however, the fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency contracts);

5. Acquire illiquid securities, if, immediately after and as a result, the value of illiquid securities held by the fund would exceed, in the aggregate, 15% of the fund's net assets;

6. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;


                     American High-Income Trust -- Page 10

7. Lend any security or make any other loan if, as a result, more than 15% of its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

8. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

9. Purchase securities on margin, provided that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

10. Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets. The fund will not purchase securities while such borrowings are outstanding. This restriction shall not prevent the fund from entering into reverse repurchase agreements or "roll" transactions, provided that these transactions and any other transactions constituting borrowing by the fund may not exceed one-third of the fund's total assets. In the event that the asset coverage for the fund's borrowings falls below 300%, the fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

11. Write, purchase or sell put options, call options or combinations thereof, except that this shall not prevent the purchase of put or call options on currencies or U. S. government securities.

NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval:



1. The fund does not currently intend to lend portfolio securities or other assets to third parties, except by acquiring loans, loan participations, or forms of direct debt instruments. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

2. The fund may not invest in securities of other investment companies, except as permitted by the 1940 Act.

3. The fund will not invest in securities of an issuer if the investment would cause the fund to own more than 10% of the outstanding voting securities of any one issuer.

4.   The fund may not issue senior  securities,  except as permitted by the 1940
     Act.


                     American High-Income Trust -- Page 11

            MANAGEMENT OF THE FUND BOARD OF TRUSTEES AND OFFICERS



                                    YEAR FIRST                                      NUMBER OF PORTFOLIOS
                        POSITION     ELECTED                                          WITHIN THE FUND      OTHER DIRECTORSHIPS/3/
                        WITH THE    A TRUSTEE      PRINCIPAL OCCUPATION(S) DURING   COMPLEX/2/ OVERSEEN             HELD
     NAME AND AGE         FUND     OF THE FUND/1/         PAST FIVE YEARS                BY TRUSTEE              BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Capen,       Trustee       1999        Corporate director and author;            14            Carnival Corporation
 Jr.                                               former U.S. Ambassador to
 Age: 70                                           Spain; former Vice Chairman,
                                                   Knight-Ridder, Inc.
                                                   (communications company);
                                                   former Chairman and Publisher,
                                                   The Miami Herald
-----------------------------------------------------------------------------------------------------------------------------------
 H. Frederick            Trustee       1987        Private investor; former                  19            Ducommun Incorporated;
 Christie                                          President and CEO, The Mission                          IHOP Corporation;
 Age: 71                                           Group (non-utility holding                              Southwest Water
                                                   company, subsidiary of                                  Company; Valero L.P.
                                                   Southern California Edison
                                                   Company)
-----------------------------------------------------------------------------------------------------------------------------------
 Diane C. Creel          Trustee       1994        Chairman of the Board and CEO,            12            Allegheny Technologies;
 Age: 56                                           Ecovation, Inc. (organic waste                          BF Goodrich;
                                                   management)                                             Teledyne Technologies
-----------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton           Trustee       1989        Chairman of the Board and CEO,            16            None
 Age: 69                                           Senior Resource Group LLC
                                                   (development and management of
                                                   senior living communities)
-----------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller       Trustee       1994        President and CEO, Fuller                 14            None
 Age: 58                                           Consulting (financial
                                                   management consulting firm)
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman       Trustee       1991        Chairman of the Board and CEO,            13            Sempra Energy;
 Age: 70                                           AECOM Technology Corporation                            Southwest Water Company
                                                   (engineering, consulting and
                                                   professional technical
                                                   services)
-----------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez        Trustee       1999        Principal, The Sanchez Family             12            None
 Age: 61                                           Corporation dba McDonald's
                                                   Restaurants (McDonald's
                                                   licensee)
-----------------------------------------------------------------------------------------------------------------------------------




                     American High-Income Trust -- Page 12

                                                    PRINCIPAL OCCUPATION(S) DURING
                                      YEAR FIRST          PAST FIVE YEARS AND
                                       ELECTED              POSITIONS HELD           NUMBER OF PORTFOLIOS
                       POSITION       A TRUSTEE        WITH AFFILIATED ENTITIES        WITHIN THE FUND      OTHER DIRECTORSHIPS/3/
                       WITH THE     AND/OR OFFICER   OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ OVERSEEN             HELD
   NAME AND AGE          FUND       OF THE FUND/1/            OF THE FUND                 BY TRUSTEE              BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/4,5/
-----------------------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga, Jr.   Chairman of        1987        Executive Vice President and             17            None
 Age: 55              the Board                      Director, Capital Research
                      and Trustee                    and Management Company;
                                                     Director, The Capital Group
                                                     Companies, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Abner D.             Vice               1987        Senior Vice President and                12            None
 Goldstine            Chairman of                    Director, Capital Research
 Age: 74              the Board                      and Management Company
                      and Trustee
-----------------------------------------------------------------------------------------------------------------------------------
 David C. Barclay     President          1995        Senior Vice President,                    1            None
 Age: 48              and Trustee                    Capital Research and
                                                     Management Company
-----------------------------------------------------------------------------------------------------------------------------------




                     American High-Income Trust -- Page 13

                                                                                    PRINCIPAL OCCUPATION(S) DURING
                               POSITION         YEAR FIRST ELECTED                PAST FIVE YEARS AND POSITIONS HELD
                               WITH THE             AN OFFICER                         WITH AFFILIATED ENTITIES
     NAME AND AGE                FUND             OF THE FUND/1/               OR THE PRINCIPAL UNDERWRITER OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-----------------------------------------------------------------------------------------------------------------------------------
 Susan M. Tolson           Senior Vice President       1997          Senior Vice President, Capital Research Company*
 Age: 42
-----------------------------------------------------------------------------------------------------------------------------------
 Jennifer L. Hinman         Vice President             2001          Vice President and Director, Capital Research Company*
 Age: 46
-----------------------------------------------------------------------------------------------------------------------------------
 Kristine M. Nishiyama      Vice President             2003          Vice President and Counsel - Fund Business Management Group,
 Age: 34                                                             Capital Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Julie F. Williams             Secretary               1987          Vice President - Fund Business Management Group, Capital
 Age: 56                                                             Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Susi M. Silverman             Treasurer               2001          Vice President - Fund Business Management Group, Capital
 Age: 34                                                             Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Kimberly S. Verdick      Assistant Secretary          1994          Assistant Vice President - Fund Business Management Group,
 Age: 40                                                             Capital Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Sharon G. Moseley        Assistant Treasurer          2003          Vice President - Fund Business Management Group, Capital
 Age: 36                                                             Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------



*    Company affiliated with Capital Research and Management Company.

1 Trustees and officers of the fund serve until their resignation, removal or retirement.

2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain nonprofit organizations.

3 This includes all directorships (other than those of the American Funds) that are held by each Trustee as a director of a public company or a registered investment company.

4 "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).

5 All of the officers listed are officers and/or Directors/Trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET, 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.



                     American High-Income Trust -- Page 14

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2003



                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY TRUSTEE
-------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 Richard G. Capen, Jr.              None                   Over $100,000
-------------------------------------------------------------------------------
 H. Frederick Christie              None                   Over $100,000
-------------------------------------------------------------------------------
 Diane C. Creel                $ 1 - $10,000             $10,001 - $50,000
-------------------------------------------------------------------------------
 Martin Fenton                $ 1 - $10,000                Over $100,000
-------------------------------------------------------------------------------
 Leonard R. Fuller            $10,001 - $50,000         $50,001 - $100,000
-------------------------------------------------------------------------------
 Richard G. Newman            $ 1 - $10,000                Over $100,000
-------------------------------------------------------------------------------
 Frank M. Sanchez              $ 1 - $10,000             $10,001 - $50,000
-------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/2/
-------------------------------------------------------------------------------
 David C. Barclay               Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Abner D. Goldstine             Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Paul G. Haaga, Jr.             Over $100,000              Over $100,000
-------------------------------------------------------------------------------



1 Ownership disclosure is made using the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The
     amounts listed for "interested" Trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2 "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).

TRUSTEE COMPENSATION -- No compensation is paid by the fund to any officer or Trustee who is a director, officer or employee of the investment adviser or its affiliates. Certain of the fund's unaffiliated Trustees may also serve as Board or Committee members for other American Funds whose Boards or Committees meet jointly with those of the fund. For joint Board or Contracts Committee meetings, the fund pays each Trustee a pro rata portion of an attendance fee of $2,520; for joint Nominating Committee meetings, the fund pays each Trustee a pro rata portion of an attendance fee of $1,200; and for joint Audit Committee meetings the fund pays each Trustee a pro rata portion of an annual attendance fee of $5,040. Several other American Funds meet jointly with the fund, but annual fees are paid by each fund individually. AHIT pays annual retainer fees of $3,500. However, any unaffiliated Trustee who serves only AHIT and the funds with which AHIT meets jointly and no other American Funds is paid annual compensation aggregating $50,000, a pro rata portion of which is paid by each of the funds which meet jointly.


The payment by the fund to certain unaffiliated Trustees of a larger per fund annual fee reflects the significant time and labor commitment required of any mutual fund Board member overseeing even one fund.



                     American High-Income Trust -- Page 15

The Nominating Committee of the Board of Trustees, a Committee comprised exclusively of Trustees not affiliated with the investment adviser, reviews Trustee compensation periodically, and typically recommends adjustments every other year. In making its recommendations, the Nominating Committee considers a number of factors, including operational, regulatory and other developments affecting the complexity of the Board's oversight obligations, as well as comparative industry data.


No pension or retirement benefits are accrued as part of fund expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Trustees who are not affiliated with the investment adviser.


TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED SEPTEMBER 30, 2004



                                                                             TOTAL COMPENSATION
                                                                                   (INCLUDING
                                                                             VOLUNTARILY DEFERRED
                                          AGGREGATE COMPENSATION                COMPENSATION/1/)
                                          (INCLUDING VOLUNTARILY             FROM ALL FUNDS MANAGED BY
                                         DEFERRED COMPENSATION/1/)        CAPITAL RESEARCH AND MANAGEMENT
        NAME                                  FROM THE FUND                COMPANY OR ITS AFFILIATES/2/
---------------------------------------------------------------------------------------------------------------
 Richard G. Capen, Jr./3/                     $5,778                               $122,268
---------------------------------------------------------------------------------------------------------------
 H. Frederick Christie/3/                      6,487                                271,430
---------------------------------------------------------------------------------------------------------------
 Diane C. Creel/3/                             5,383                                 67,793
---------------------------------------------------------------------------------------------------------------
 Martin Fenton/3/                              5,262                                232,030
---------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller                             5,778                                174,705
---------------------------------------------------------------------------------------------------------------
 Richard G. Newman                             5,214                                144,770
---------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez                              5,466                                 69,293
---------------------------------------------------------------------------------------------------------------



1 Amounts may be deferred by eligible Trustees under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the Trustees. Compensation for the fiscal year ended September 30, 2004, includes earnings on amounts deferred in previous fiscal years.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain nonprofit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2004 fiscal year for participating Trustees is as follows: Richard G. Capen, Jr. ($23,355), H. Frederick Christie ($13,747), Diane C. Creel ($23,188) and Martin Fenton ($24,527). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustees.

As of November 1, 2004, the officers and Trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF TRUSTEES -- The fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust on October 1, 1987. Although the Board of Trustees has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's Board, which meets periodically and performs duties required by applicable state and federal laws.



                     American High-Income Trust -- Page 16

Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.


Members of the Board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including Class A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5 shares. The 529 share classes are available only through CollegeAmerica/(R)/ to investors establishing qualified higher education savings accounts. The R share classes are generally available only to employer-sponsored retirement plans. Class R-5 shares are also available to clients of the Personal Investment Management group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum.


Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Trustees and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that CollegeAmerica account owners are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's shares, the Virginia College Savings Plan/SM/ will vote any proxies relating to fund shares.



The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.


COMMITTEES OF THE BOARD OF TRUSTEES -- The fund has an Audit Committee comprised of Richard G. Capen, Jr.; H. Frederick Christie; and Leonard R. Fuller, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent registered public accounting firm and the full Board of Trustees. Two Audit Committee meetings were held during the 2004 fiscal year.


The fund has a Contracts Committee comprised of Richard G. Capen, Jr.; H. Frederick Christie; Diane C. Creel; Martin Fenton; Leonard R. Fuller; Richard G. Newman; and Frank M. Sanchez, none of whom is an "interested person" of the fund within the meaning of the 1940 Act.



                     American High-Income Trust -- Page 17

The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution under rule 12b-1 adopted under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Trustees on these matters. Two Contracts Committee meetings were held during the 2004 fiscal year.


The fund has a Nominating Committee comprised of Richard G. Capen, Jr.; H. Frederick Christie; Diane C. Creel; Martin Fenton; Leonard R. Fuller; Richard G. Newman; and Frank M. Sanchez, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. The Committee also evaluates, selects and nominates independent Trustee candidates to the full Board of Trustees. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the fund, addressed to the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. Two Nominating Committee meetings were held during the 2004 fiscal year.


PROXY VOTING PROCEDURES AND GUIDELINES -- The fund and its investment adviser have adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the American Funds, Endowments and American Funds Insurance Series. Certain American Funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by a committee of the investment adviser under authority delegated by the funds' Boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.



All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.


The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.


                     American High-Income Trust -- Page 18

The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds; however, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.


On August 31 of each year, each fund is required to file Form N-PX containing its complete voting record for the 12 months ended the preceding June 30. The fund's voting record for the 12 months ended June 30, 2004 is available on the American Funds website at americanfunds.com and on the SEC's website at www.sec.gov.


The following summary sets forth the general positions of the American Funds, Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website.


     DIRECTOR MATTERS -- The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.



                     American High-Income Trust -- Page 19

PRINCIPAL FUND SHAREHOLDERS -- The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on November 1, 2004:



         NAME AND ADDRESS                            OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Edward D. Jones & Co.                               Class A        24.04%
 201 Progress Pkwy.                                  Class B        14.90
 Maryland Heights, MO  63043-3009
----------------------------------------------------------------------------
 MLPF&S For The Sole Benefit of Its Customers        Class B         6.83
 4800 Deer Lake Drive East, Floor 2                  Class C        13.12
 Jacksonville, FL  32246-6484
----------------------------------------------------------------------------
 Citigroup Global Markets Inc.                       Class B         5.18
 333 West 34th Street                                Class C        11.62
 New York, NY  10001-2402
----------------------------------------------------------------------------
 Curiale Dellaverson Hirschfeld Kraemer & Sloan      Class R-1       6.49
 111 Sutter Street, Floor 1800
 San Francisco, CA  94104-4545
----------------------------------------------------------------------------
 CC Allis & Sons Inc.                                Class R-1       8.06
 RR 3, Box 173
 Wyalusing, PA  18853-9565
----------------------------------------------------------------------------
 Saxon & Co.                                         Class R-3       9.41
 P.O. Box 7780-1888
 Philadelphia, PA  19182-0001
----------------------------------------------------------------------------
 Nationwide Trust Company FSB                        Class R-3      10.39
 P.O. Box 182029
 Columbus, OH  43218-2029
----------------------------------------------------------------------------
 Delaware Charter Guarantee & Trust                  Class R-3       5.70
 711 High Street
 Des Moines, IA  50392-0001
----------------------------------------------------------------------------
 Reliance Trust Co. TTEE                             Class R-4       5.36
 Administaff
 19001 Crescent Springs Drive
 Humble, TX  77339-3802
----------------------------------------------------------------------------
 MCB Trust Services Cust. FBO                        Class R-4      10.65
 International Brotherhood
 700 17th Street, Suite 300
 Denver, CO  80202-3531
----------------------------------------------------------------------------
 PIMS/Prudential Retirement                          Class R-4      11.10
 Random House, Inc.
 1745 Broadway, 19th Floor
 New York, NY  10019-4305
----------------------------------------------------------------------------
 PIMS/Prudendial Retirement                          Class R-4       7.35
 Bertelsman
 1540 Broadway, 24th Floor
 New York, NY  10036-4039
----------------------------------------------------------------------------
 PIMS Prudential Retirement                          Class R-4       9.80
 BMG
 1540 Broadway, 38th Floor
 New York, NY  10036-4039
----------------------------------------------------------------------------
 Reliance Trust Co. TTEE                             Class R-5       5.61
 Foamex LP
 1000 Columbia Avenue
 Linwood, PA  19061-3921
----------------------------------------------------------------------------
 CGTC Tr. Capital Group Master Retirement Plan       Class R-5      36.14
 c/o Capital Guardian Trust Company
 333 South Hope Street, Floor 49
 Los Angeles, CA  90071-1406
----------------------------------------------------------------------------
 Capital Guardian Trust Company                      Class R-5       5.32
 PIM 6503-00
 120 South State College Boulevard
 Brea, CA  92821-5805
----------------------------------------------------------------------------
 Capital Guardian Trust Company                      Class R-5       5.65
 PIM 6501-00
 210 South State College Boulevard
 Brea, CA  92821-5805
----------------------------------------------------------------------------



                     American High-Income Trust -- Page 20

INVESTMENT ADVISER -- The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles; San Francisco; New York; Washington, DC; London; Geneva; Hong Kong; Singapore; and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071 and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The  investment  adviser is  responsible  for managing more than $500 billion of stocks, bonds and money market instruments and serves over 20 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations, as well as schools, colleges, foundations and other nonprofit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until October 31, 2005, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the



                     American High-Income Trust -- Page 21
performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


In considering the renewal of the Agreement each year, the Contracts Committee of the Board of Trustees evaluates information provided by the investment adviser in accordance with Section 15(c) of the 1940 Act and presents its recommendations to the full Board of Trustees.


At its most recent renewal meetings on August 9 and September 23, 2004, the Committee considered a variety of factors, including the quality of the services provided to the funds by the investment adviser, fees and expenses borne by the fund, and the profitability to the investment adviser of its relationship to the fund. In arriving at their decision to renew the Agreement, the Committee met with representatives of the investment adviser, including relevant investment advisory personnel, and reviewed information prepared by management and by counsel to the fund and the independent Trustees.


The Committee noted that the investment results of AHIT were above the medians for its peer groups for 2003 and for the three-, five- and 10-year periods ended June 30, 2004. They also noted that the fund's advisory fees and total expenses for 2003 as a percentage of its average net assets were below the medians of its peer groups, and that the advisory fees would be further decreased by the proposed voluntary 5% fee waiver by Capital Research and Management Company. They also considered the depth and quality of CRMC's research capabilities; the low turnover rates of its key personnel and the overall stability of its organization; the experience, capability and integrity of its senior management; and its commitment and systems in place to ensure a high level of compliance with applicable laws, rules and other requirements. In deliberating on these matters, the Committee was advised with respect to relevant legal standards by counsel to the fund and the independent Trustees, who are independent of the investment adviser. In arriving at a decision, the Trustees did not identify any single matter as controlling, and the summary above does not set forth all of the matters considered. The Committee judged the terms and conditions of the Agreement, including the investment advisory fees, in light of all the surrounding circumstances. Based on their review, the Committee concluded, in the exercise of their business judgment, that the fund's advisory fees are fair, both absolutely and in comparison with those of other similar funds in the industry, that the fund's shareholders have received reasonable value in return for those fees, and that continuation of the Agreement was in the best interest of the fund's shareholders.


In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Trustees unaffiliated with the investment adviser; association dues; costs of stationery



                     American High-Income Trust -- Page 22
and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


The management fee is based upon the daily net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.



The management fee is based on the following rates and daily net asset levels:


                              Net asset level



       RATE                 IN EXCESS OF                    UP TO
-----------------------------------------------------------------------------
       0.30%                          $ 0                  $60,000,000
-----------------------------------------------------------------------------
       0.21                    60,000,000                 1,000,000,00
-----------------------------------------------------------------------------
       0.18                 1,000,000,000                3,000,000,000
-----------------------------------------------------------------------------
       0.16                 3,000,000,000                6,000,000,000
-----------------------------------------------------------------------------
       0.15                 6,000,000,000               10,000,000,000
-----------------------------------------------------------------------------
       0.14                10,000,000,000
-----------------------------------------------------------------------------



The Agreement also provides for fees based on monthly gross investment income at the following rates:


                            Monthly gross income



         RATE                  IN EXCESS OF                   UP TO
------------------------------------------------------------------------------
        3.00%                           $0                  $8,333,333
------------------------------------------------------------------------------
        2.50                     8,333,333                  25,000,000
------------------------------------------------------------------------------
        2.00                    25,000,000                  50,000,000
------------------------------------------------------------------------------
        1.50                    50,000,000
------------------------------------------------------------------------------



Assuming net assets of $10 billion and gross investment income levels of 6%, 7%, 8%, 9% and 10%, management fees would be 0.29%, 0.31%, 0.33%, 0.35% and 0.37%, respectively.



The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will


                     American High-Income Trust -- Page 23
be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.


For the fiscal year ended September 30, 2004, the investment adviser was entitled to receive $15,215,000 for the basic management fee (based on a percentage of the net assets of the fund as expressed above) plus $16,184,000 (based on a percentage of the fund's gross income as expressed above), for a total fee of $31,399,000. As a result of the advisory fee waiver and amendments described below, for the year ended September 30, 2004, the fee shown on the accompanying financial statements of $31,399,000 was reduced by $149,000 to $31,250,000. For the fiscal years ended September 30, 2003 and 2002, management fees paid by the fund amounted to $24,736,000 and $17,589,000, respectively.


Effective for the period from September 1, 2004 until August 31, 2005, the investment adviser has agreed to waive 5% of the management fees that it is otherwise entitled to receive under the Agreement. Management fees will be reduced similarly for all classes of shares of the fund. As of September 30, 2004, management fees were reduced by $128,000 as a result of this waiver.


In addition, the Board of Trustees approved amended investment advisory and service agreements providing for reduced rates of 0.14% on daily net assets in excess of $10 billion (effective April 1, 2004) and 1.50% of the fund's monthly gross income in excess of $50 million (effective August 1, 2004). Prior to the effective date, the investment adviser reduced investment advisory services fees by $21,000 to reflect the new rates.



ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the "Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F, R and 529 shares will continue in effect until October 31, 2005, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of Trustees who are not interested persons of the fund. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares, and all Class R and 529 shares. The investment adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services. For Class R-1, R-2, R-3 and R-4 shares, the investment adviser agreed to pay a portion of these fees. For the year ended September 30, 2004, the total fees paid by the investment adviser were $176,000.


As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The investment adviser also receives an



                     American High-Income Trust -- Page 24
administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets for each applicable share class, except Class R-5 shares. For Class R-5 shares, the administrative services fee is paid monthly, accrued daily and calculated at the annual rate of 0.10% of the average net assets of Class R-5 shares.


During the 2004 fiscal period, administrative services fees, gross of any payments made by the investment adviser, were:



                                                 ADMINISTRATIVE SERVICES FEE
----------------------------------------------------------------------------
                    CLASS C                              $1,429,000
----------------------------------------------------------------------------
                    CLASS F                                 928,000
----------------------------------------------------------------------------
                  CLASS 529-A                                65,000
----------------------------------------------------------------------------
                  CLASS 529-B                                21,000
----------------------------------------------------------------------------
                  CLASS 529-C                                41,000
----------------------------------------------------------------------------
                  CLASS 529-E                                 4,000
----------------------------------------------------------------------------
                  CLASS 529-F                                 2,000
----------------------------------------------------------------------------
                   CLASS R-1                                  7,000
----------------------------------------------------------------------------
                   CLASS R-2                                296,000
----------------------------------------------------------------------------
                   CLASS R-3                                106,000
----------------------------------------------------------------------------
                   CLASS R-4                                 26,000
----------------------------------------------------------------------------
                   CLASS R-5                                 72,000
----------------------------------------------------------------------------



PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B and 529-B shares, the Principal Underwriter sells the rights to the 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and 529-B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares. For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class 529-E shares, the fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, the fund pays the Principal



                     American High-Income Trust -- Page 25

Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class R-1, R-2, R-3 and R-4 shares.



Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:


                                               COMMISSIONS,        ALLOWANCE OR
                                                  REVENUE          COMPENSATION
                         FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
-------------------------------------------------------------------------------
         CLASS A                 2004            $6,908,000         $26,665,000
                                 2003             8,680,000          33,603,000
                                 2002             4,422,000          16,768,000
         CLASS B                 2004               983,000           4,902,000
                                 2003             1,946,000          12,912,000
                                 2002             1,704,000           9,177,000
-------------------------------------------------------------------------------
       CLASS 529-A               2004               120,000             454,000
                                 2003                99,000             378,000
                                 2002                37,000             141,000
-------------------------------------------------------------------------------
       CLASS 529-B               2004                33,000             173,000
                                 2003                30,000             190,000
                                 2002                 8,000              65,000
-------------------------------------------------------------------------------



The fund has adopted plans of distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Trustees and separately by a majority of the Trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include quality shareholder services; savings to the fund in transfer agency costs; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the fund are committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Trustees.



                     American High-Income Trust -- Page 26

Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is being made: (a) for Class A shares, up to 0.30% of the average daily net assets attributable to Class A shares; (b) for Class 529-A shares, up to 0.50% of the average daily net assets attributable to Class 529-A shares; (c) for Class B and 529-B shares, 1.00% of the average daily net assets attributable to Class B and 529-B shares, respectively; (d) for Class C and 529-C shares, 1.00% of the average daily net assets attributable to Class C and 529-C shares, respectively; (e) for Class 529-E shares, up to 0.75% of the average daily net assets attributable to Class 529-E shares; (f) for Class F and 529-F shares, up to 0.50% of the average daily net assets attributable to Class F and 529-F shares; (g) for Class R-1 shares, 1.00% of the average daily net assets attributable to Class R-1 shares; (h) for Class R-2 shares, up to 1.00% of the average daily net assets attributable to Class R-2 shares; (i) for Class R-3 shares, up to 0.75% of the average daily net assets attributable to Class R-3 shares; and (j) for Class R-4 shares, up to 0.50% of its average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 share assets.


For Class A and 529-A shares: (a) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to the amount allowable under the fund's Class A and 529-A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A and 529-A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets -- "no load purchases"). Commissions on no load purchases of Class A and 529-A shares, in excess of the Class A and 529-A plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, these commissions are not recoverable.


For Class B and 529-B shares: (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C and 529-C shares: (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class 529-E shares: currently (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F and 529-F shares: currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.



                     American High-Income Trust -- Page 27

For Class R-1 shares: (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class R-2 shares: currently (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-3 shares: currently (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-4 shares: currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.


During the 2004 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:



                                                         12B-1 LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $14,509,000                 $1,092,000
------------------------------------------------------------------------------
        CLASS B                   7,875,000                    647,000
------------------------------------------------------------------------------
        CLASS C                   8,299,000                    660,000
------------------------------------------------------------------------------
        CLASS F                   1,342,000                    116,000
------------------------------------------------------------------------------
      CLASS 529-A                    50,000                      3,000
------------------------------------------------------------------------------
      CLASS 529-B                   101,000                     10,000
------------------------------------------------------------------------------
      CLASS 529-C                   212,000                     20,000
------------------------------------------------------------------------------
      CLASS 529-E                    12,000                      1,000
------------------------------------------------------------------------------
      CLASS 529-F                     4,000                        405
------------------------------------------------------------------------------
       CLASS R-1                     23,000                      3,000
------------------------------------------------------------------------------
       CLASS R-2                    223,000                     26,000
------------------------------------------------------------------------------
       CLASS R-3                    182,000                     23,000
------------------------------------------------------------------------------
       CLASS R-4                     39,000                      5,000
------------------------------------------------------------------------------




                     American High-Income Trust -- Page 28

OTHER COMPENSATION TO DEALERS -- As of March 2004, the top dealers that American
Funds  Distributors   anticipates  will  receive  additional   compensation  (as
described in the prospectus) include:

     1717 Capital Management Company
     A. G. Edwards & Sons, Inc.
     AIG Advisors Group
     American General Securities Inc.
     Ameritas Investment Corp.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc.
     Cambridge Investment Research, Inc.
     Capital Analysts, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones
     Ferris, Baker Watts, Inc.
     Hefren-Tillotson, Inc.
     Hornor, Townsend & Kent, Inc.
     ING Advisors Network Inc.
     InterSecurities, Inc./Transamerica Financial Advisors, Inc.
     Investacorp, Inc.
     Janney Montgomery Scott LLC
     Jefferson Pilot Securities Corporation
     JJB Hilliard, WL Lyons, Inc./PNC Bank
     Legg Mason Wood Walker, Inc.
     Lincoln Financial Advisors Corporation
     Linsco/Private Ledger Corp.
     McDonald Investments Inc./Society National Bank
     Merrill Lynch, Pierce, Fenner & Smith Inc.
     Metlife Enterprises
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     NatCity Investment, Inc.
     National Planning Holdings Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC.
     Pacific Select Distributors Inc.
     Park Avenue Securities LLC
     Piper Jaffray & Co.
     Princor Financial Services/PPI Employee Benefits
     ProEquities, Inc.
     Raymond James Financial Services/Raymond James & Associates
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Inc.
     Securian Financial Services/C.R.I. Securities Inc.
     Securities Service Network Inc.
     Signator Investors, Inc.
     Smith Barney



                     American High-Income Trust -- Page 29

     Stifel, Nicolaus & Company, Inc.
     Terra Securities Corporation
     The O.N. Equity Sales Company
     UBS Financial Services Inc.
     US Bancorp Investments, Inc.
     Wachovia Securities
     WS Griffith Securities, Inc.

                       EXECUTION OF PORTFOLIO TRANSACTIONS

As described in the prospectus, the investment adviser places orders with broker-dealers for the fund's portfolio transactions. Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.


Brokerage commissions paid by the fund on portfolio transactions, including investment dealer concessions on underwritings, if applicable, for the fiscal years ended September 30, 2004, 2003 and 2002 amounted to $14,917,000,
$27,599,000  and  $12,796,000,   respectively.  With  respect  to  fixed  income
securities, brokerage commissions include only explicit investment dealer concessions and exclude other transaction costs which may be reflected in the spread between the bid and asked price. The decrease in the amount of brokerage concessions paid from 2003 to 2004 is primarily due to lower concessions paid on securities purchased by the fund in 2004.

                                 PRICE OF SHARES


Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the



                     American High-Income Trust -- Page 30
following holidays: New Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).



All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:


1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

     Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


     Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


     Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. Subject to Board oversight, the fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's investment adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


     The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable, are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the fair value to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.



2. Each class of shares represents interests in the same portfolio of investments and is otherwise identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class on the basis of the relative aggregate net assets of the classes. Expenses directly attributable to


                     American High-Income Trust -- Page 31
     a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to the respective share classes.

3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.


     Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board.


                             TAXES AND DISTRIBUTIONS

FUND TAXATION -- The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (a) 98% of ordinary income (generally net investment income) for the calendar year, (b) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and
(c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (a) amounts actually



                     American High-Income Trust -- Page 32
distributed by the fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.


The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account. Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date. Dividends and capital gain distributions by the fund to a tax-deferred retirement plan account currently are not taxable.


     DIVIDENDS -- The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.



     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have


                     American High-Income Trust -- Page 33
     resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends that so qualifies. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law, and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund that must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.



     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


                     American High-Income Trust -- Page 34

     Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Most foreign countries do not impose taxes on capital gains with respect to investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS -- The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION -- In January of each year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.


     DIVIDENDS -- Fund dividends are taxable to shareholders as ordinary income. Under the 2003 Tax Act, all or a portion of a fund's dividend distribution may be a "qualified dividend." Only fund dividends derived from qualified corporation dividends paid to the fund after December 31, 2002, and held by the fund for the appropriate holding period, will be distributed to shareholders as qualified dividends. Interest income from bonds and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on Form 1099-DIV the amount of each shareholder's dividend that may be treated as a qualified dividend. If a shareholder meets the requisite holding period requirement, qualified dividends are taxable at a maximum tax rate of 15%.

     CAPITAL GAINS -- Distributions of the excess of net long-term capital gains over net short-term capital losses that the fund properly designates as "capital gain dividends" generally will be taxable as long-term capital gain. Regardless of the length of time the shares of the fund have been held by a shareholder, a capital gain distribution by the fund is subject to a maximum tax rate of 15%. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those


                     American High-Income Trust -- Page 35
purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.


The fund may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries (such taxes relate primarily to investment income and capital gains). The fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.



Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.



Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                     American High-Income Trust -- Page 36

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO COLLEGEAMERICA ACCOUNTS. SHAREHOLDERS HOLDING SHARES THROUGH AN ELIGIBLE RETIREMENT PLAN SHOULD CONTACT THEIR PLAN'S ADMINISTRATOR OR RECORDKEEPER FOR INFORMATION REGARDING PURCHASES, SALES AND EXCHANGES.

                         PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:


     CONTACTING YOUR INVESTMENT ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- for initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.

     BY TELEPHONE -- using the American FundsLine. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY INTERNET -- using americanfunds.com. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           155 Fifth Street, Sixth Floor
           San Francisco, CA 94106
           (ABA #121000248)


           For credit to the account of American Funds Service Company a/c# 4600-076178
           (fund name)
           (your fund acct. no.)

     You may obtain your account number by calling 800/421-1080. Please indicate an investment dealer on the account.

All investments are subject to the purchase minimums and maximums described in the prospectus. The fund and the Principal Underwriter reserve the right to reject any purchase order.



                     American High-Income Trust -- Page 37

Class 529 shares may be purchased by investors only through CollegeAmerica accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. In addition, the American Funds state tax-exempt funds are qualified for sale only in certain states, and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASES BY RETIREMENT PLANS -- Eligible retirement plans may generally open an account and purchase Class A and R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in the fund's prospectus and statement of additional information) authorized to sell the fund's shares. Additional shares may be purchased through a plan's administrator or recordkeeper.


Class R shares are generally only available to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and nonqualified deferred compensation plans. Class R shares are also generally only available to retirement plans where plan level or omnibus accounts (i.e., no participant accounts) are held on the books of a fund. In addition, Class R-5 shares are generally only available to retirement plans with at least $1 million or more in plan assets. Class R shares are generally not available to retail nonretirement accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica accounts.


Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct/SM/ recordkeeping programs. Class B and C shares generally are not available to certain employer-sponsored retirement plans, such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans and money purchase pension and profit-sharing plans.


EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see "Shareholder account services and privileges" below. THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


Shares held in employer-sponsored retirement plans may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" above).



                     American High-Income Trust -- Page 38

                                  SALES CHARGES

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES -- As described in the prospectus, certain purchases of Class A shares are not subject to a sales charge. Additional information regarding certain of such purchases is described below.


     EMPLOYER-SPONSORED RETIREMENT PLANS

     As noted in the prospectus, employer-sponsored retirement plans are not eligible to purchase Class A shares without a sales charge, or establish a statement of intention to do so, unless they are currently invested in Class A shares.

     403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (a) the American Funds are principal investment options; (b) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (c) there is only one dealer firm assigned to the plans.

     OTHER PURCHASES


     Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:

     (1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

     (2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

     (3) current registered investment advisers registered with the Principal Underwriter and assistants directly employed by such registered investment advisers, retired registered investment advisers with respect to accounts established while active, or full-time employees of registered investment advisers registered with the Principal Underwriter (and their spouses, parents and children), and plans for such persons;

     (4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;


                     American High-Income Trust -- Page 39

     (8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a vice president or more senior officer of the Capital Research and Management Company Fund Administration Unit;

     (9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments are paid to dealers at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.


                       SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.


     STATEMENT OF INTENTION -- By establishing a statement of intention (the "Statement"), you enter into a nonbinding commitment to purchase shares of American Funds non-money market funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales



                     American High-Income Trust -- Page 40
     charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.


     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below) may be credited toward satisfying the Statement.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than shares representing direct purchases of money market funds) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:


          . individual-type employee benefit plan(s), such as an IRA, 403(b) plan (see exception below) or single-participant Keogh-type plan;

          . business accounts solely controlled by you or your immediate family (for example, you own the entire business);

          . trust accounts established by you or your immediate family (however, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust);



                     American High-Income Trust -- Page 41

          . endowments or foundations established and controlled by you or your immediate family; or

          . CollegeAmerica accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

          . for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

          . made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

          . for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

          . for nonprofit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation), or any endowments or foundations established and controlled by the organization; or

          . for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A purchases not subject to sales charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.


     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your Class A sales charge by combining purchases of all classes of shares in the American Funds, as well as individual holdings in Endowments, American Legacy variable annuity contracts and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account the current value of your existing holdings in all share classes of the American Funds, as well as your holdings in Endowments, to determine your sales charge on investments in accounts eligible to be aggregated. Alternatively, if your investment is not in an employer-sponsored retirement plan, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation or reinvested dividends and capital gains). When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuity contracts and variable life insurance policies. An employer-sponsored retirement plan may also take into account the current value of its investments in American Legacy Retirement Investment Plans.



                     American High-Income Trust -- Page 42

     Direct purchases of American Funds money market funds are excluded. If you make a gift of shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and American Legacy accounts.

CDSC WAIVERS FOR CLASS A, B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or postpurchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.


In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below) annually (the "12% limit"):


          . Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

          . Redemptions through a systematic withdrawal plan (SWP) (see "Automatic withdrawals" under "Shareholder account services and privileges" below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.


     For purposes of this paragraph, "account" means:

          . in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of American Funds money market funds are excluded);

          . in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

          . in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica



                     American High-Income Trust -- Page 43
does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or the Virginia College Savings Plan eliminating the fund as an option for additional investment within CollegeAmerica.

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders.


A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.


If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.



Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may request that redemption proceeds of $1,000 or more from money market funds be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.


                   SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.


AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the



                     American High-Income Trust -- Page 44
next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.


AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.



If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:


(1) the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(2)  if the value of the account of the fund  receiving  distributions  is below
     the  minimum  initial   investment   requirement,   distributions  must  be
     automatically reinvested; and

(3) if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.


AUTOMATIC WITHDRAWALS -- For all share classes, except the R and 529 classes of shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.



                     American High-Income Trust -- Page 45

Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares (up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using americanfunds.com. To use American FundsLine, call 800/325-3590 from a TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in "Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, you may complete an American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.


TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.


CHECKWRITING -- You may establish check writing privileges for American Funds money market funds by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card. Check



                     American High-Income Trust -- Page 46
writing is not available for any of the 529 share classes or B, C or F share classes of The Cash Management Trust of America.


REDEMPTION OF SHARES -- The fund's Declaration of Trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Trustees of the fund may from time to time adopt.


SHARE  CERTIFICATES -- Shares are credited to your account and  certificates are
not  issued  unless  you  request  them  by  contacting   the  Transfer   Agent.
Certificates are not available for the 529 or R share classes.


                               GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to subcustodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823. American Funds Service Company was paid a fee of $5,623,000 for Class A shares and $694,000 for Class B shares for the 2004 fiscal year.


In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- Deloitte & Touche LLP, 695 Town Center Drive, Costa Mesa, California 92626, serves as the fund's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this statement of additional information from the annual report have been so included in reliance on the report of Deloitte & Touche LLP, independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent registered public accounting firm is reviewed and determined annually by the Board of Trustees.



                     American High-Income Trust -- Page 47

INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, CA 90071, serves as counsel for the fund and for Trustees who are not "interested persons" (as defined by the 1940 Act) of the fund in their capacities as such. Certain legal matters in connection with the shares of beneficial interest offered by the prospectus have been passed upon for the fund by Paul, Hastings, Janofsky & Walker LLP. Counsel does not provide legal services to the fund's investment adviser or any of its affiliated companies. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Trustees of the fund, as prescribed by the 1940 Act and related rules.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The fund's fiscal year ends on September 30. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


SHAREHOLDER AND TRUSTEE RESPONSIBILITY -- Under the laws of certain states, including Massachusetts, where the fund was organized, and California, where the fund's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the fund. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts, omissions, obligations or affairs of the fund and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the fund or Trustees. The Declaration of Trust provides for indemnification out of fund property of any shareholder held personally liable for the obligations of the fund and also provides for the fund to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.



Under the Declaration of Trust, the Trustees, officers, employees or agents of the fund are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


CODES OF ETHICS -- The fund and Capital Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.



                     American High-Income Trust -- Page 48

OTHER INFORMATION -- The financial statements including the investment portfolio and the report of the fund's independent registered public accounting firm contained in the annual report are included in this statement of additional information. The following information is not included in the annual report:


DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- SEPTEMBER 30, 2004


Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                   $12.26
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                    $12.74


FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:



                                                            FUND NUMBERS
                                                -------------------------------
FUND                                            CLASS A  CLASS B  CLASS C  CLASS F
--------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/  . . . . . . . . . . . . . . . .   002      202      302   402
American Balanced Fund/(R)/  . . . . . . . . . .   011      211      311   411
American Mutual Fund/(R)/  . . . . . . . . . . .   003      203      303   403
Capital Income Builder/(R)/  . . . . . . . . . .   012      212      312   412
Capital World Growth and Income Fund/SM/ . . . .   033      233      333   433
EuroPacific Growth Fund/(R)/ . . . . . . . . . .   016      216      316   416
Fundamental Investors/SM/  . . . . . . . . . . .   010      210      310   410
The Growth Fund of America/(R)/  . . . . . . . .   005      205      305   405
The Income Fund of America/(R)/  . . . . . . . .   006      206      306   406
The Investment Company of America/(R)/ . . . . .   004      204      304   404
The New Economy Fund/(R)/  . . . . . . . . . . .   014      214      314   414
New Perspective Fund/(R)/  . . . . . . . . . . .   007      207      307   407
New World Fund/SM/ . . . . . . . . . . . . . . .   036      236      336   436
SMALLCAP World Fund/(R)/ . . . . . . . . . . . .   035      235      335   435
Washington Mutual Investors Fund/SM/ . . . . . .   001      201      301   401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/  .   040      240      340   440
American High-Income Trust/SM/ . . . . . . . . .   021      221      321   421
The Bond Fund of America/SM/ . . . . . . . . . .   008      208      308   408
Capital World Bond Fund/(R)/ . . . . . . . . . .   031      231      331   431
Intermediate Bond Fund of America/SM/  . . . . .   023      223      323   423
Limited Term Tax-Exempt Bond Fund of America/SM/   043      243      343   443
The Tax-Exempt Bond Fund of America/(R)/ . . . .   019      219      319   419
The Tax-Exempt Fund of California/(R)/*  . . . .   020      220      320   420
The Tax-Exempt Fund of Maryland/(R)/*  . . . . .   024      224      324   424
The Tax-Exempt Fund of Virginia/(R)/*  . . . . .   025      225      325   425
U.S. Government Securities Fund/SM/  . . . . . .   022      222      322   422


MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/  . . .   009      209      309   409
The Tax-Exempt Money Fund of America/SM/ . . . .   039      N/A      N/A   N/A
The U.S. Treasury Money Fund of America/SM/  . .   049      N/A      N/A   N/A
___________
*Qualified for sale only in certain jurisdictions.




                     American High-Income Trust -- Page 49

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund  . . . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund  . . . .    1011     1211     1311     1511      1411
American Mutual Fund  . . . . .    1003     1203     1303     1503      1403
Capital Income Builder  . . . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund  . . . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund . . . .    1016     1216     1316     1516      1416
Fundamental Investors . . . . .    1010     1210     1310     1510      1410
The Growth Fund of America  . .    1005     1205     1305     1505      1405
The Income Fund of America  . .    1006     1206     1306     1506      1406
The Investment Company of
America . . . . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund  . . . . .    1014     1214     1314     1514      1414
New Perspective Fund  . . . . .    1007     1207     1307     1507      1407
New World Fund  . . . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund . . . . . .    1035     1235     1335     1535      1435
Washington Mutual Investors Fund
  . . . . . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust  . .    1021     1221     1321     1521      1421
The Bond Fund of America  . . .    1008     1208     1308     1508      1408
Capital World Bond Fund . . . .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America . . . . . . . . . . . .    1023     1223     1323     1523      1423
U.S. Government Securities Fund    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America . . . . . . . . . . . .    1009     1209     1309     1509      1409







                                                    FUND NUMBERS
                                       ----------------------------------------
                                       CLASS   CLASS   CLASS   CLASS    CLASS
FUND                                    R-1     R-2     R-3     R-4      R-5
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . . .    2102    2202    2302    2402     2502
American Balanced Fund . . . . . . .    2111    2211    2311    2411     2511
American Mutual Fund . . . . . . . .    2103    2203    2303    2403     2503
Capital Income Builder . . . . . . .    2112    2212    2312    2412     2512
Capital World Growth and Income Fund    2133    2233    2333    2433     2533
EuroPacific Growth Fund  . . . . . .    2116    2216    2316    2416     2516
Fundamental Investors  . . . . . . .    2110    2210    2310    2410     2510
The Growth Fund of America . . . . .    2105    2205    2305    2405     2505
The Income Fund of America . . . . .    2106    2206    2306    2406     2506
The Investment Company of America  .    2104    2204    2304    2404     2504
The New Economy Fund . . . . . . . .    2114    2214    2314    2414     2514
New Perspective Fund . . . . . . . .    2107    2207    2307    2407     2507
New World Fund . . . . . . . . . . .    2136    2236    2336    2436     2536
SMALLCAP World Fund  . . . . . . . .    2135    2235    2335    2435     2535
Washington Mutual Investors Fund . .    2101    2201    2301    2401     2501
BOND FUNDS
American High-Income Municipal Bond
Fund . . . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2540
American High-Income Trust . . . . .    2121    2221    2321    2421     2521
The Bond Fund of America . . . . . .    2108    2208    2308    2408     2508
Capital World Bond Fund  . . . . . .    2131    2231    2331    2431     2531
Intermediate Bond Fund of America  .    2123    2223    2323    2423     2523
Limited Term Tax-Exempt Bond Fund of
America. . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2543
The Tax-Exempt Bond Fund of America      N/A     N/A     N/A     N/A     2519
The Tax-Exempt Fund of California* .     N/A     N/A     N/A     N/A     2520
The Tax-Exempt Fund of Maryland* . .     N/A     N/A     N/A     N/A     2524
The Tax-Exempt Fund of Virginia* . .     N/A     N/A     N/A     N/A     2525
U.S. Government Securities Fund  . .    2122    2222    2322    2422     2522
MONEY MARKET FUNDS
The Cash Management Trust of America    2109    2209    2309    2409     2509
The Tax-Exempt Money Fund of America     N/A     N/A     N/A     N/A     2539
The U.S. Treasury Money Fund of
America  . . . . . . . . . . . . . .    2149    2249    2349    2449     2549
___________
*Qualified for sale only in certain
jurisdictions.





                     American High-Income Trust -- Page 50

The fund may also compare its investment results with the following:

(1)  The Credit  Suisse  First Boston High Yield Index is an  unmanaged,  trader priced portfolio constructed to mirror the high yield debt market (revisions to the index are effected weekly). The Index has several modules representing different sectors of the high yield market including a cash paying module, a zerofix module, a pay-in-kind module, and a defaulted module. The Index is divided into other categories including industry, rating, seniority, liquidity, market value, security price range, yield range and other sector divisions. There are a total of 250 sectors which are followed by the Index.

(2) Salomon Smith Barney High-Yield Index, which is a market value weighted index of bonds having a minimum issue size of $100 million, a minimum maturity of 10 years and that carry a minimum/maximum quality rating of C/BB+.

(3) Salomon Smith Barney Broad Investment-Grade Bond Index, which is a market capitalization weighted index and includes Treasury, Government-sponsored mortgage and investment-grade fixed-rate corporates (Baa3/BBB) with a maturity of one year or longer and a minimum of $50 million outstanding at entry, and remain in the Index until their amount falls below $25 million.


                     American High-Income Trust -- Page 51

(4) Lipper's "High Current Yield" funds average, which is the arithmetic average of Total Return of a number of mutual funds with investment objectives and policies similar to those of the Fund, as published by Lipper Analytical Services. The number of funds contained in the data base varies as funds are added or deleted over time.

(5) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions). Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. The period shown may include periods during which the maximum rates paid on some savings deposits were fixed by law.


                     American High-Income Trust -- Page 52

                                    APPENDIX

The following  descriptions  of debt security  ratings are based on  information
provided  by  Moody's   Investors   Service  (Moody's)  and  Standard  &  Poor's
Corporation (Standard & Poor's).


                     DESCRIPTION OF COMMERCIAL PAPER RATINGS


MOODY'S

COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)


P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.


P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.


P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.


STANDARD & POOR'S

COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)


A-1
A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.


A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


A-3
A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


                     American High-Income Trust -- Page 53




INVESTMENT PORTFOLIO
September 30, 2004

                                                                                               Principal amount     Market value
BONDS AND NOTES -- 88.10%                                                                                 (000)            (000)

CONSUMER DISCRETIONARY -- 26.97%
Ford Motor Credit Co. 7.375% 2009                                                                       $38,000          $41,667
Ford Motor Credit Co. 7.875% 2010                                                                        23,300           26,018
Ford Motor Credit Co. 7.25% 2011                                                                         16,000           17,338
Ford Motor Credit Co. 7.375% 2011                                                                        36,500           39,745
General Motors Acceptance Corp. 6.125% 2006                                                               5,000            5,229
General Motors Acceptance Corp. 6.125% 2007                                                              13,500           14,232
General Motors Acceptance Corp. 6.15% 2007                                                               10,000           10,515
General Motors Acceptance Corp. 7.75% 2010                                                                6,000            6,600
General Motors Acceptance Corp. 6.875% 2011                                                              12,000           12,606
General Motors Corp. 7.20% 2011                                                                           7,250            7,688
General Motors Acceptance Corp. 7.25% 2011                                                               16,000           17,105
General Motors Acceptance Corp. 6.875% 2012                                                              21,500           22,375
Cinemark USA, Inc. 9.00% 2013                                                                            58,218           65,350
Cinemark, Inc. 0%/9.75% 2014(1)                                                                          40,050           27,735
Six Flags, Inc. 9.50% 2009                                                                               16,000           15,720
Six Flags, Inc. 8.875% 2010                                                                              36,625           34,519
Six Flags, Inc. 9.75% 2013                                                                               16,125           15,319
Six Flags, Inc. 9.625% 2014                                                                              15,650           14,711
Charter Communications Holdings, LLC and Charter Communications Holdings
   Capital Corp. 10.75% 2009                                                                              6,925            5,713
CCH II, LLC and CCH II Capital Corp. 10.25% 2010                                                         33,500           34,379
Charter Communications Holdings, LLC and Charter Communications Holdings
   Capital Corp. 0%/13.50% 2011(1)                                                                        5,525            3,978
Charter Communications Holdings, LLC and Charter Communications Holdings
   Capital Corp. 0%/11.75% 2011(1)                                                                        6,000            3,750
Charter Communications Holdings, LLC and Charter Communications Holdings
   Capital Corp. 0%/12.125% 2012(1)                                                                       2,850            1,610
Charter Communications Operating, LLC and Charter Communications Operating
   Capital Corp. 8.00% 2012(2)                                                                           12,675           12,707
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013                                              15,300           15,090
Hollinger Participation Trust 12.125% 2010(2),(3),(4)                                                    46,559           53,426
CanWest Media Inc., Series B, 10.625% 2011                                                               16,100           18,394
CanWest Media Inc., Series B, 7.625% 2013                                                                 3,625            3,915
J.C. Penney Co., Inc. 8.00% 2010                                                                         25,995           29,732
J.C. Penney Co., Inc. 9.00% 2012                                                                          3,005            3,666
J.C. Penney Co., Inc. 6.875% 2015                                                                        10,420           11,149
J.C. Penney Co., Inc. 7.95% 2017                                                                         13,800           16,008
J.C. Penney Co., Inc. 8.125% 2027                                                                         6,100            6,740
J.C. Penney Co., Inc. 7.625% 2097                                                                         7,875            8,190
Royal Caribbean Cruises Ltd. 7.00% 2007                                                                  18,168           19,621
Royal Caribbean Cruises Ltd. 6.75% 2008                                                                   7,340            7,845
Royal Caribbean Cruises Ltd. 8.00% 2010                                                                  13,750           15,555
Royal Caribbean Cruises Ltd. 8.75% 2011                                                                  14,900           17,470
Royal Caribbean Cruises Ltd. 6.875% 2013                                                                  6,750            7,222
Young Broadcasting Inc. 8.50% 2008                                                                       12,350           13,184
Young Broadcasting Inc. 10.00% 2011                                                                      50,560           52,330
Technical Olympic USA, Inc. 9.00% 2010                                                                   22,861           25,147
Technical Olympic USA, Inc. 9.00% 2010                                                                    5,930            6,523
Technical Olympic USA, Inc. 7.50% 2011                                                                    6,000            6,135
Technical Olympic USA, Inc. 10.375% 2012                                                                 22,180           24,952
Telenet Communications NV 9.00% 2013                                                            Euro     16,575           21,883
Telenet Group Holding NV 0%/11.50% 2014(1),(2)                                                           53,130           39,316
AMC Entertainment Inc. 9.50% 2011                                                                         7,307            7,544
AMC Entertainment Inc. 8.625% 2012(2)                                                                    10,900           11,608
AMC Entertainment Inc. 9.875% 2012                                                                       23,175           24,102
AMC Entertainment Inc. 8.00% 2014(2)                                                                     16,340           15,441
D.R. Horton, Inc. 5.00% 2009                                                                              4,000            4,090
D.R. Horton, Inc. 8.00% 2009                                                                             18,270           20,828
D.R. Horton, Inc. 9.75% 2010                                                                              6,955            8,433
D.R. Horton, Inc. 7.875% 2011                                                                             2,030            2,357
Schuler Homes, Inc. 10.50% 2011                                                                           6,280            7,253
D.R. Horton, Inc. 6.875% 2013                                                                             5,575            6,119
D.R. Horton, Inc. 5.625% 2014                                                                             8,000            8,000
Visteon Corp. 8.25% 2010                                                                                 27,250           28,817
Visteon Corp. 7.00% 2014                                                                                 25,660           24,505
Mohegan Tribal Gaming Authority 6.375% 2009                                                              36,500           38,051
Mohegan Tribal Gaming Authority 8.00% 2012                                                                7,775            8,630
Mohegan Tribal Gaming Authority 7.125% 2014(2)                                                            4,850            5,105
Quebecor Media Inc. 0%/13.75% 2011(1)                                                                     2,192            2,126
Quebecor Media Inc. 11.125% 2011                                                                         38,678           44,866
Sun Media Corp. 7.625% 2013                                                                               4,250            4,569
Toys "R" Us, Inc. 7.625% 2011                                                                             6,000            6,030
Toys "R" Us, Inc. 7.875% 2013                                                                            33,000           33,082
Toys "R" Us, Inc. 7.375% 2018                                                                             9,980            9,306
Kabel Deutschland GmbH 10.625% 2014(2)                                                                   41,730           45,694
K. Hovnanian Enterprises, Inc. 10.50% 2007                                                               12,480           14,602
K. Hovnanian Enterprises, Inc. 8.875% 2012                                                               14,475           16,248
K. Hovnanian Enterprises, Inc. 7.75% 2013                                                                 5,000            5,412
K. Hovnanian Enterprises, Inc. 6.375% 2014                                                                6,000            6,105
William Lyon Homes, Inc. 10.75% 2013                                                                     20,395           23,658
William Lyon Homes, Inc. 7.50% 2014                                                                      17,750           18,194
Argosy Gaming Co. 9.00% 2011                                                                             10,350           11,670
Argosy Gaming Co. 7.00% 2014                                                                             27,650           28,652
Boyd Gaming Corp. 9.25% 2009                                                                              6,595            7,238
Boyd Gaming Corp. 7.75% 2012                                                                             25,750           27,746
Boyd Gaming Corp. 8.75% 2012                                                                              4,500            5,040
WCI Communities, Inc. 10.625% 2011                                                                       24,425           27,661
WCI Communities, Inc. 9.125% 2012                                                                         8,450            9,464
ITT Corp. 6.75% 2005                                                                                     12,000           12,480
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007                                                     3,875            4,195
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012                                                    16,825           19,117
Saks Inc. 7.50% 2010                                                                                      5,000            5,375
Saks Inc. 9.875% 2011                                                                                    16,492           19,708
Saks Inc. 7.375% 2019                                                                                    10,575           10,628
Tenneco Automotive Inc., Series B, 11.625% 2009                                                          11,000           11,660
Tenneco Automotive Inc., Series B, 10.25% 2013                                                           21,000           24,045
Lenfest Communications, Inc. 7.625% 2008                                                                  6,750            7,455
Tele-Communications, Inc. 9.80% 2012                                                                      9,380           11,976
Comcast Corp. 10.625% 2012                                                                                2,245            2,952
Tele-Communications, Inc. 7.875% 2013                                                                     3,173            3,720
TCI Communications, Inc. 8.75% 2015                                                                       7,500            9,366
Antenna TV SA 9.00% 2007                                                                                  8,852            8,952
Antenna TV SA 9.75% 2008                                                                        Euro     20,750           26,171
Mirage Resorts, Inc. 6.75% 2007                                                                          $5,700            6,042
Mirage Resorts, Inc. 6.75% 2008                                                                           4,800            4,992
MGM MIRAGE 6.00% 2009                                                                                    11,000           11,206
MGM MIRAGE 6.00% 2009(2)                                                                                  7,500            7,641
MGM MIRAGE 8.50% 2010                                                                                     3,100            3,538
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013                                         28,900           33,018
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012                           28,180           30,153
Dillard's, Inc. 6.69% 2007                                                                                8,000            8,340
Dillard's, Inc. 6.30% 2008                                                                                2,950            3,002
Dillard's, Inc. 6.625% 2008                                                                               5,115            5,268
Dillard's, Inc. 6.625% 2018                                                                               3,000            2,880
Mercantile Stores Company, Inc. 8.20% 2022(5)                                                             7,500            7,425
Dillard's, Inc. 7.00% 2028                                                                                3,000            2,835
Carmike Cinemas, Inc. 7.50% 2014                                                                         29,150           29,660
AOL Time Warner Inc. 6.15% 2007                                                                          20,000           21,270
AOL Time Warner Inc. 6.875% 2012                                                                          7,500            8,380
NTL Cable PLC 8.75% 2014(2),(3)                                                                          21,000           22,837
NTL Cable PLC 8.75% 2014                                                                        Euro      4,500            5,690
Blockbuster Inc. 9.00% 2012(2)                                                                           26,700           27,835
Hilton Hotels Corp. 7.625% 2008                                                                           4,700            5,287
Hilton Hotels Corp. 7.20% 2009                                                                            8,710            9,864
Hilton Hotels Corp. 8.25% 2011                                                                            5,615            6,661
Hilton Hotels Corp. 7.625% 2012                                                                           3,050            3,561
Warnaco, Inc. 8.875% 2013                                                                                22,375           25,004
TRW Automotive Acquisition Corp. 9.375% 2013                                                             14,951           17,156
TRW Automotive Acquisition Corp. 11.00% 2013                                                              5,704            6,816
Buffets, Inc. 11.25% 2010                                                                                22,400           23,856
Gray Communications Systems, Inc. 9.25% 2011                                                             20,800           23,452
Payless ShoeSource, Inc. 8.25% 2013                                                                      23,400           22,815
Dex Media East LLC, Dex Media East Finance Co., Series B, 9.875% 2009                                     5,000            5,775
Dex Media, Inc., Series B, 0%/9.00% 2013(1)                                                              16,225           11,966
Dex Media, Inc., Series B, 0%/9.00% 2013(1)                                                               2,500            1,844
Dex Media, Inc., Series B, 8.00% 2013                                                                     2,125            2,242
Regal Cinemas Corp., Series B, 9.375% 2012(6)                                                            17,750           19,791
Adelphia Communications Corp. 10.25% 2006(7)                                                              9,955            9,009
Adelphia Communications Corp. 10.25% 2011(7)                                                              6,850            6,490
Century Communications Corp. 0% 2003(7)                                                                   4,565            4,291
Stoneridge, Inc. 11.50% 2012                                                                             17,290           19,667
Harrah's Operating Co., Inc. 7.875% 2005                                                                 10,875           11,514
Harrah's Operating Co., Inc. 7.125% 2007                                                                  3,850            4,180
Harrah's Operating Co., Inc. 8.00% 2011                                                                   3,189            3,706
Office Depot, Inc. 10.00% 2008                                                                           15,375           18,142
Grupo Posadas, SA de CV 8.75% 2011(2)                                                                    17,445           17,881
PETCO Animal Supplies, Inc. 10.75% 2011                                                                  14,685           17,108
NextMedia Operating, Inc. 10.75% 2011                                                                    15,000           16,969
Aztar Corp. 7.875% 2014(2)                                                                               14,750           15,709
RH Donnelley Inc. 8.875% 2010(2)                                                                         10,605           12,037
RH Donnelley Inc. 10.875% 2012(2)                                                                         3,000            3,652
Toll Corp. 8.25% 2011                                                                                     5,500            6,126
Toll Corp. 8.25% 2011                                                                                     1,750            1,934
Toll Brothers, Inc. 6.875% 2012                                                                           6,750            7,540
MDC Holdings, Inc. 7.00% 2012                                                                            10,000           11,201
MDC Holdings, Inc. 5.50% 2013                                                                             4,000            4,072
EchoStar DBS Corp. 9.125% 2009                                                                           13,425           15,002
Beazer Homes USA, Inc. 8.375% 2012                                                                       13,250           14,707
Standard Pacific Corp. 5.125% 2009                                                                        8,500            8,479
Standard Pacific Corp. 6.25% 2014                                                                         6,000            5,985
Ryland Group, Inc. 5.375% 2008                                                                           11,000           11,495
Ryland Group, Inc. 9.75% 2010                                                                             1,625            1,810
LBI Media, Inc. 10.125% 2012                                                                             11,140           12,532
Radio One, Inc., Series B, 8.875% 2011                                                                   11,100           12,293
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375%
   2014(2)                                                                                               12,585           11,987
Liberty Media Corp. 7.75% 2009                                                                            4,750            5,276
Liberty Media Corp. 7.875% 2009                                                                           5,500            6,145
Dana Corp. 9.00% 2011                                                                                     9,350           11,337
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B, 10.125% 2007                            10,250           10,481
Bombardier Recreation Products 8.375% 2013(2)                                                             9,000            9,517
Sbarro, Inc. 11.00% 2009                                                                                 10,000            9,400
La Quinta Properties, Inc. 8.875% 2011                                                                    2,000            2,250
La Quinta Properties, Inc. 7.00% 2012(2)                                                                  6,500            6,882
British Sky Broadcasting Group PLC 8.20% 2009                                                             7,500            8,749
Boyds Collection, Ltd., Series B, 9.00% 2008                                                              8,122            7,797
Reader's Digest Association, Inc. 6.50% 2011                                                              7,350            7,607
Seneca Gaming Corp. 7.25% 2012(2)                                                                         7,220            7,491
Meritor Automotive, Inc. 6.80% 2009                                                                       2,200            2,266
ArvinMeritor, Inc. 8.75% 2012                                                                             4,375            4,867
Entercom Radio, LLC 7.625% 2014                                                                           6,500            7,020
Boise Cascade Corp. 7.50% 2008                                                                            2,000            2,230
Boise Cascade Corp. 9.45% 2009                                                                            3,250            4,014
Boise Cascade Corp. 6.50% 2010                                                                              420              470
Videotron Ltee 6.875% 2014                                                                                6,500            6,695
Entravision Communications Corp. 8.125% 2009                                                              6,000            6,405
Jostens IH Corp. 7.625% 2012(2)                                                                           6,325            6,388
Warner Music Group 7.375% 2014(2)                                                                         5,750            5,980
Mandalay Resort Group, Series B, 10.25% 2007                                                              5,000            5,700
Goodyear Tire & Rubber Co. 7.857% 2011                                                                    6,000            5,685
Fisher Communications, Inc. 8.625% 2014(2)                                                                5,015            5,241
Delphi Trust II, trust preferred securities, 6.197% 2033(3)                                               4,500            4,573
R.J. Tower Corp., Series B, 12.00% 2013                                                                   5,000            4,025
Globo Comunicacoes e Participacoes Ltda., Series B, 10.50% 2006(2),(7)                                    2,600            1,885
Globo Comunicacoes e Participacoes SA 10.625% 2008(2),(7)                                                 2,485            1,802
Univision Communications Inc. 7.85% 2011                                                                  3,000            3,530
YUM! Brands, Inc. 7.70% 2012                                                                              2,900            3,451
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013                                                        3,525            3,410
News America Inc. 6.75% 2038                                                                              2,990            3,341
RBS-Zero Editora Jornalistica SA 11.00% 2010(2)                                                           3,479            3,236
Lennar Corp., Series B, 9.95% 2010                                                                        2,500            2,725
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 12.00% 2010                                          2,007            2,519
Ameristar Casinos, Inc. 10.75% 2009                                                                       2,000            2,280
Dura Operating Corp., Series D, 9.00% 2009                                                                2,000            1,790
Key Plastics Holdings, Inc., Series B, 10.25% 2007(6),(7)                                                 9,650              121
                                                                                                                       2,534,349

TELECOMMUNICATION SERVICES -- 11.58%
American Tower Corp. 9.375% 2009                                                                         66,322           70,633
American Tower Corp. 7.25% 2011                                                                           5,425            5,669
American Tower Corp. 7.125% 2012(2)                                                                      26,725           26,591
American Tower Corp. 7.50% 2012                                                                          18,300           18,757
Crown Castle International Corp. 9.375% 2011                                                             15,750           18,191
Crown Castle International Corp. 10.75% 2011                                                             20,000           22,350
Crown Castle International Corp. 7.50% 2013                                                              42,000           44,205
Crown Castle International Corp., Series B, 7.50% 2013                                                   33,300           35,048
Qwest Capital Funding, Inc. 7.75% 2006                                                                   17,250           17,401
Qwest Capital Funding, Inc. 7.00% 2009                                                                   27,500           25,300
Qwest Services Corp. 13.50% 2010(2)                                                                      43,215           50,670
Qwest Corp. 8.875% 2012(2)                                                                                3,600            3,978
Qwest Services Corp. 14.00% 2014(2)                                                                      18,400           22,356
Dobson Communications Corp. 10.875% 2010                                                                 28,025           20,668
American Cellular Corp., Series B, 10.00% 2011                                                           57,050           46,496
Dobson Communications Corp. 8.875% 2013                                                                  55,835           36,293
Nextel Partners, Inc. 12.50% 2009                                                                         3,587            4,161
Nextel Partners, Inc. 8.125% 2011                                                                        72,075           76,760
Nextel Partners, Inc. 8.125% 2011(2)                                                                     16,000           17,040
Nextel Communications, Inc. 6.875% 2013                                                                  19,500           20,377
Nextel Communications, Inc. 7.375% 2015                                                                  69,650           75,222
Western Wireless Corp. 9.25% 2013                                                                        79,675           81,667
Centennial Cellular Corp. 10.75% 2008                                                                    25,051           26,178
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC
   10.125% 2013                                                                                          32,555           34,427
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
     Centennial Puerto Rico Operating Corp. 8.625% 2014(2),(3)                                           16,700           16,011
Triton PCS, Inc. 8.75% 2011                                                                              25,575           17,519
Triton PCS, Inc. 9.375% 2011                                                                             35,635           25,746
Triton PCS, Inc. 8.50% 2013                                                                              22,125           20,189
Cincinnati Bell Inc. 7.25% 2013                                                                          56,925           55,075
Sprint Capital Corp. 6.375% 2009                                                                          6,820            7,468
Sprint Capital Corp. 7.625% 2011                                                                         11,960           13,835
Sprint Capital Corp. 8.375% 2012                                                                          5,000            6,064
AirGate PCS, Inc. 9.375% 2009(2),(8)                                                                     16,253           16,578
AirGate PCS, Inc. 9.375% 2009(8)                                                                          6,000            6,120
AT&T Corp. 8.05% 2011(3)                                                                                 20,000           22,475
France Telecom 8.50% 2011(3)                                                                             14,250           17,080
AT&T Wireless Services, Inc. 8.125% 2012                                                                 10,000           12,101
US Unwired Inc., Series B, 10.00% 2012                                                                    9,150            9,539
UbiquiTel Operating Co. 9.875% 2011                                                                       5,875            6,147
UbiquiTel Operating Co. 9.875% 2011(2)                                                                    1,850            1,935
Millicom International Cellular SA 10.00% 2013(2)                                                         6,500            6,565
SpectraSite, Inc. 8.25% 2010                                                                              5,650            6,102
FairPoint Communications, Inc. 11.875% 2010                                                               4,950            5,668
PCCW-HKT Capital Ltd. 8.00% 2011(2),(3)                                                                   4,750            5,468
iPCS Escrow Co. 11.50% 2012(2)                                                                            5,000            5,275
Rogers Cantel Inc. 9.75% 2016                                                                             1,625            1,822
Cellco Finance NV 12.75% 2005                                                                             1,500            1,605
MetroPCS, Inc. 10.75% 2011                                                                                1,000            1,080
GT Group Telecom Inc. 0%/13.25% 2010(1),(6),(7)                                                          11,000               --
                                                                                                                       1,087,905

MATERIALS -- 11.50%
Lyondell Chemical Co. 9.50% 2008                                                                         10,000           10,962
Equistar Chemicals, LP 10.125% 2008                                                                      16,050           18,177
Equistar Chemicals, LP 8.75% 2009                                                                         9,315           10,083
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011                                           43,875           50,237
Georgia-Pacific Corp. 7.50% 2006                                                                         11,625           12,352
Georgia-Pacific Corp. 7.375% 2008                                                                        28,700           31,426
Georgia-Pacific Corp. 8.875% 2010                                                                         9,925           11,662
Georgia-Pacific Corp. 8.125% 2011                                                                         8,475            9,831
Georgia-Pacific Corp. 9.50% 2011                                                                          2,525            3,137
Georgia-Pacific Corp. 7.70% 2015                                                                            600              687
Georgia-Pacific Corp. 8.25% 2023                                                                          7,000            7,245
Georgia-Pacific Corp. 8.875% 2031                                                                        10,095           12,291
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                         71,425           81,157
Stone Container Corp. 9.25% 2008                                                                          6,425            7,180
Stone Container Corp. 9.75% 2011                                                                         10,700           11,904
Jefferson Smurfit Corp. (U.S.) 8.25% 2012                                                                26,670           29,537
Stone Container Corp. 8.375% 2012                                                                         2,000            2,215
Jefferson Smurfit Corp. (U.S.) 7.50% 2013                                                                19,375           20,537
Owens-Illinois, Inc. 8.10% 2007                                                                           5,250            5,539
Owens-Illinois, Inc. 7.35% 2008                                                                           4,440            4,601
Owens-Brockway Glass Container Inc. 8.875% 2009                                                           9,425           10,297
Owens-Illinois, Inc. 7.50% 2010                                                                           2,000            2,055
Owens-Brockway Glass Container Inc. 7.75% 2011                                                           15,985           17,104
Owens-Brockway Glass Container Inc. 8.75% 2012                                                           22,225           24,781
Abitibi-Consolidated Co. of Canada 6.95% 2006                                                             1,000            1,037
Abitibi-Consolidated Co. of Canada 5.25% 2008                                                            11,250           10,955
Abitibi-Consolidated Finance LP 7.875% 2009                                                               2,500            2,619
Abitibi-Consolidated Inc. 8.55% 2010                                                                      8,500            9,159
Abitibi-Consolidated Co. of Canada 5.38% 2011(3)                                                          8,500            8,627
Abitibi-Consolidated Co. of Canada 6.00% 2013                                                            20,240           18,722
Millennium America Inc. 9.25% 2008                                                                       21,875           24,227
Millennium America Inc. 9.25% 2008(2)                                                                    13,950           15,450
Millennium America Inc. 7.625% 2026                                                                       2,000            1,850
Graphic Packaging International, Inc. 8.50% 2011                                                         26,490           29,735
Graphic Packaging International, Inc. 9.50% 2013                                                          9,750           11,188
Potlatch Corp. 10.00% 2011                                                                               33,355           37,858
Associated Materials Inc. 9.75% 2012                                                                      1,945            2,242
Associated Materials Inc. 0%/11.25% 2014(1),(2)                                                          48,210           35,314
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011                                                  29,875           34,207
Kappa Beheer BV 10.625% 2009                                                                    Euro     16,250           21,606
Kappa Beheer BV 12.50% 2009                                                                               6,150            8,253
Ainsworth Lumber Co. Ltd. 7.25% 2012(2)                                                                 $12,675           12,865
Ainsworth Lumber Co. Ltd. 6.75% 2014                                                                     12,555           12,147
Ainsworth Lumber Co. Ltd. 6.75% 2014                                                                      4,400            4,257
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50%
   2014(1),(2)                                                                                           39,350           23,708
BCP Caylux Holdings Luxembourg SCA 9.625% 2014(2)                                                         4,900            5,316
Building Materials Corp. of America 8.00% 2008                                                            5,520            5,699
Building Materials Corp. of America 7.75% 2014(2)                                                        22,300           22,188
United States Steel Corp. 10.75% 2008                                                                     3,571            4,232
United States Steel Corp. 9.75% 2010                                                                     18,923           21,761
Rhodia 10.25% 2010                                                                                       20,265           21,076
Rhodia 8.875% 2011                                                                                        3,000            2,625
Nalco Co. 7.75% 2011                                                                                     20,690           22,035
Oregon Steel Mills, Inc. 10.00% 2009                                                                     19,274           21,153
Norampac Inc. 6.75% 2013                                                                                 19,850           20,793
Earle M. Jorgensen Co. 9.75% 2012                                                                        17,840           19,892
Ispat Inland ULC 9.75% 2014                                                                              17,825           19,741
Longview Fibre Co. 10.00% 2009                                                                           17,950           19,655
Luscar Coal Ltd. 9.75% 2011                                                                              15,215           17,345
Sino-Forest Corp., 9.125% 2011(2)                                                                        14,350           14,816
INVISTA 9.25% 2012(2)                                                                                    13,675           14,666
Huntsman LLC 8.80% 2011(2),(3)                                                                              825              874
Huntsman LLC 11.50% 2012(2)                                                                              11,485           12,734
Steel Dynamics, Inc. 9.50% 2009                                                                          12,050           13,436
Crompton Corp. 7.67% 2010(2),(3)                                                                          8,325            8,700
Crompton Corp. 9.875% 2012(2)                                                                             2,550            2,690
Graham Packaging Co., LP 9.875% 2014(2)                                                                   9,000            9,214
Tekni-Plex, Inc., Series B, 12.75% 2010                                                                  10,575            8,883
Smurfit Capital Funding PLC 6.75% 2005                                                                    3,175            3,286
JSG Funding PLC 9.625% 2012                                                                               1,650            1,873
JSG Funding PLC 15.50% 2013(4)                                                                            2,832            3,299
Ball Corp. 6.875% 2012                                                                                    7,500            8,025
Peabody Energy Corp., Series B, 6.875% 2013                                                               7,000            7,595
UCAR Finance Inc. 10.25% 2012                                                                             5,551            6,384
Georgia Gulf Corp. 7.125% 2013                                                                            6,000            6,255
Allegheny Technologies, Inc. 8.375% 2011                                                                  5,000            5,350
AK Steel Corp. 7.75% 2012                                                                                 2,650            2,604
Airgas, Inc. 6.25% 2014                                                                                   2,500            2,512
Indah Kiat Finance Mauritius Ltd. 10.00% 2007(7)                                                            125               67
Indah Kiat International Finance Co. BV 11.875% 2002(9)                                                   2,250            1,406
Pindo Deli Finance Mauritius Ltd. 10.75% 2007(7)                                                            550              172
Pindo Deli Finance Mauritius Ltd. 10.25% 2002(9)                                                          2,500              781
APP International Finance Co. BV 11.75% 2005(7)                                                             275              142
                                                                                                                       1,080,298

UTILITIES -- 6.28%
Southern California Edison, First and Ref. Mortgage Bonds, 8.00% 2007                                     3,750            4,153
Edison Mission Energy 10.00% 2008                                                                        22,300           26,202
Mission Energy Holding Co. 13.50% 2008                                                                   35,600           45,212
Edison Mission Energy 7.73% 2009                                                                         40,250           42,464
Edison Mission Energy 9.875% 2011                                                                        30,625           35,831
Midwest Generation, LLC, Series B, 8.56% 2016(5)                                                         25,350           26,633
Homer City Funding LLC 8.734% 2026(5)                                                                     9,495           10,682
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034                                             19,250           21,079
AES Corp. 10.00% 2005(2),(5)                                                                              8,553            8,724
AES Corp. 9.50% 2009                                                                                     19,357           21,728
AES Corp. 9.375% 2010                                                                                    10,569           11,956
AES Corp. 8.75% 2013(2)                                                                                  43,985           49,813
AES Corp. 9.00% 2015(2)                                                                                  15,150           17,157
AES Red Oak, LLC, Series B, 9.20% 2029(5)                                                                 7,000            7,875
Dynegy Holdings Inc. 9.875% 2010(2)                                                                      22,025           24,998
Dynegy Holdings Inc. 6.875% 2011                                                                          2,000            1,915
Dynegy Holdings Inc. 10.125% 2013(2)                                                                     43,390           50,115
Nevada Power Co., Series A, 8.25% 2011                                                                    5,500            6,187
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25%
   2012(2)                                                                                                3,000            3,075
Nevada Power Co., Series I, 6.50% 2012(2)                                                                 3,375            3,502
Nevada Power Co., General and Ref. Mortgage Notes, Series G, 9.00% 2013                                  29,605           34,194
Sierra Pacific Resources 8.625% 2014(2)                                                                  14,575           15,887
AES Gener SA 7.50% 2014(2)                                                                               31,850           32,168
Drax Group Ltd., Class A-1, 7.538% 2015(2),(3)                                                  Pound     4,127            7,476
Drax Group Ltd., Class A-2, unit, 9.02% 2015(2),(3),(10)                                                  4,746           14,874
Drax Group Ltd., Class B, 7.02% 2025(2),(3)                                                               3,491            5,992
PSEG Energy Holdings Inc. 8.625% 2008                                                                    17,089           18,926
Enersis SA 7.375% 2014                                                                                   15,000           15,753
Duke Capital Corp. 7.50% 2009                                                                             9,500           10,836
Duke Capital LLC 5.668% 2014                                                                              2,000            2,044
FPL Energy American Wind, LLC 6.639% 2023(2),(5)                                                          8,170            8,590
TNP Enterprises, Inc., Series B, 10.25% 2010                                                              4,250            4,590
                                                                                                                         590,631

INDUSTRIALS -- 5.92%
Allied Waste North America, Inc., Series B, 7.625% 2006                                                   2,500            2,622
Allied Waste North America, Inc. 8.50% 2008                                                              16,500           17,985
Allied Waste North America, Inc., Series B, 8.875% 2008                                                  16,750           18,257
Allied Waste North America, Inc., Series B, 6.50% 2010                                                   14,500           14,427
Allied Waste North America, Inc., Series B, 5.75% 2011                                                   13,700           13,084
Allied Waste North America, Inc., Series B, 9.25% 2012                                                    3,000            3,353
Allied Waste North America, Inc., Series B, 6.125% 2014                                                  10,000            9,375
Allied Waste North America, Inc., Series B, 7.375% 2014                                                  16,950           16,399
Northwest Airlines, Inc. 7.625% 2005                                                                      2,000            1,980
Northwest Airlines, Inc. 8.875% 2006                                                                     20,740           17,525
Northwest Airlines, Inc. 8.70% 2007                                                                       3,600            2,646
Northwest Airlines, Inc. 9.875% 2007                                                                     20,425           15,523
Northwest Airlines, Inc. 7.875% 2008                                                                     17,900           12,083
Northwest Airlines, Inc. 10.00% 2009                                                                     18,205           12,652
Terex Corp. 9.25% 2011                                                                                   22,150           24,919
Terex Corp., Class B, 10.375% 2011                                                                        7,700            8,740
Terex Corp. 7.375% 2014                                                                                  11,750           12,396
Jacuzzi Brands, Inc. 9.625% 2010                                                                         27,250           30,248
Tyco International Group SA 6.125% 2008                                                                  12,500           13,569
Tyco International Group SA 6.125% 2009                                                                  11,500           12,515
Tyco International Group SA 6.375% 2011                                                                   2,500            2,769
Continental Airlines, Inc. 8.00% 2005                                                                    13,815           12,710
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.487% 2012                                         5,000            4,877
Continental Airlines, Inc., Series 2000-2, Class C, 8.312% 2012(5)                                        5,429            4,062
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017(5)                                        3,417            2,682
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022(5)                                      2,968            2,896
United Rentals (North America), Inc., Series B, 6.50% 2012                                               23,125           22,373
United Rentals (North America), Inc., Series B, 7.00% 2014                                                3,000            2,678
Nortek, Inc. 8.50% 2014(2)                                                                               23,270           24,492
Delta Air Lines, Inc. 7.70% 2005                                                                         18,875            8,305
Delta Air Lines, Inc. 10.00% 2008                                                                        15,750            4,804
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2010                                                 2,500            1,294
Delta Air Lines, Inc., Series 2001-1, Class A-1, 6.619% 2011(5)                                           3,119            2,839
Delta Air Lines, Inc. 9.75% 2021                                                                          2,200              550
Delta Air Lines, Inc. 10.375% 2022                                                                        3,000              750
Delta Air Lines, Inc. 8.30% 2029                                                                         11,500            2,760
Koppers Inc. 9.875% 2013                                                                                 18,875           20,951
American Standard Inc. 8.25% 2009                                                                        10,190           11,769
American Standard Inc. 7.625% 2010                                                                        6,300            7,166
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012(2)                                         15,525           16,457
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                                  15,241           15,527
TFM, SA de CV 10.25% 2007                                                                                 2,295            2,387
TFM, SA de CV 11.75% 2009                                                                                 9,600            9,744
TFM, SA de CV 12.50% 2012                                                                                 2,310            2,576
Bombardier Capital Inc., Series A, 6.125% 2006(2)                                                         7,500            7,442
Bombardier Inc. 6.75% 2012(2)                                                                             4,000            3,655
Bombardier Inc. 6.30% 2014(2)                                                                             2,000            1,730
Argo-Tech Corp. 9.25% 2011(2)                                                                            10,850           11,691
AGCO Corp. 9.50% 2008                                                                                     5,250            5,696
AGCO Corp. 6.875% 2014                                                                          Euro      3,750            4,613
Kansas City Southern Railway Co. 9.50% 2008                                                              $3,375            3,713
Kansas City Southern Railway Co. 7.50% 2009                                                               5,615            5,769
DRS Technologies, Inc. 6.875% 2013                                                                        7,145            7,467
Standard Aero Holdings, Inc. 8.25% 2014(2)                                                                6,450            6,708
Cummins Inc. 9.50% 2010                                                                                   5,550            6,438
PHH Corp. 7.125% 2013                                                                                     5,000            5,728
Synagro Technologies, Inc. 9.50% 2009                                                                     5,200            5,590
Esterline Technologies Corp. 7.75% 2013                                                                   5,000            5,375
Laidlaw International, Inc. 10.75% 2011                                                                   4,225            4,843
Stericycle, Inc., Series B, 12.375% 2009                                                                  3,407            3,731
Alliant Techsystems Inc. 8.50% 2011                                                                       3,000            3,285
Worldspan, LP and WS Financing Corp. 9.625% 2011                                                          3,304            3,015
Protection One Alarm Monitoring, Inc. 13.625% 2005(3),(6)                                                 3,543            3,012
WMX Technologies, Inc. 7.10% 2026                                                                         2,150            2,397
NMHG Holding Co. 10.00% 2009                                                                              2,000            2,210
International Shipholding Corp., Series B, 7.75% 2007                                                     1,950            2,106
AMR Corp. 9.00% 2012                                                                                      2,000            1,230
United Air Lines, Inc., 1991 Equipment Trust Certificates, Series A, 10.11%
   2006(5),(7)                                                                                            1,907              705
United Air Lines, Inc. 9.00% 2003(7)                                                                      3,000              191
                                                                                                                         556,056

CONSUMER STAPLES -- 5.65%
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B,
   9.50% 2010                                                                                            16,750           18,258
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B,
   10.75% 2011                                                                                           15,575           17,288
Burns Philp Capital Pty Ltd., Series B, 9.75% 2012                                                       55,247           59,391
Koninklijke Ahold NV 5.875% 2008                                                                Euro     15,750           20,598
Ahold Finance U.S.A., Inc. 6.25% 2009                                                                    39,070           40,633
Ahold Finance U.S.A., Inc. 8.25% 2010                                                                    18,220           20,634
Ahold Finance U.S.A., Inc. 6.50% 2017                                                           Pound     1,375            2,404
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020(5)                                            3,783            4,012
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025(5)                                            5,500            5,875
Pathmark Stores, Inc. 8.75% 2012                                                                         54,965           51,667
Jean Coutu Group (PJC) Inc. 7.625% 2012(2)                                                                1,425            1,457
Jean Coutu Group (PJC) Inc. 8.50% 2014(2)                                                                43,525           43,416
Delhaize America, Inc. 8.125% 2011                                                                       23,645           27,121
Delhaize America, Inc. 9.00% 2031                                                                        10,000           12,083
Gold Kist Inc. 10.25% 2014(2)                                                                            32,475           36,210
Rite Aid Corp. 6.875% 2013                                                                               17,800           15,664
Rite Aid Corp. 9.25% 2013                                                                                11,250           11,588
Rite Aid Corp. 7.70% 2027                                                                                 6,280            5,291
Rite Aid Corp. 6.875% 2028                                                                                4,000            3,050
Winn-Dixie Stores, Inc. 8.875% 2008                                                                      28,650           23,493
Winn Dixie Pass-through Trust, Series 1999-1, Class A-1, 7.803% 2017(2),(5)                               3,103            2,314
Playtex Products, Inc. 8.00% 2011                                                                        14,625           15,576
Playtex Products, Inc. 9.375% 2011                                                                        5,750            5,923
Stater Bros. Holdings Inc. 5.38% 2010(2),(3)                                                              5,450            5,559
Stater Bros. Holdings Inc. 8.125% 2012(2)                                                                12,125           12,762
Constellation Brands, Inc. 8.125% 2012                                                                   16,000           17,640
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012                                          14,750           15,709
Del Monte Corp., Series B, 8.625% 2012                                                                   10,550           11,790
Fage Dairy Industry SA 9.00% 2007                                                                        10,000           10,100
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011                                         7,300            7,939
Dole Food Co., Inc. 8.875% 2011                                                                           5,210            5,692
Great Atlantic & Pacific Tea Co., Inc. 9.125% 2011                                                          300              231
                                                                                                                         531,368

INFORMATION TECHNOLOGY -- 5.52%
Solectron Corp., Series B, 7.375% 2006                                                                   13,095           13,652
Solectron Corp. 9.625% 2009                                                                              54,425           60,548
Electronic Data Systems Corp. 6.85% 2004                                                                  5,000            5,004
Electronic Data Systems Corp. 7.125% 2009                                                                32,300           34,731
Electronic Data Systems Corp., Series B, 6.50% 2013(3)                                                   27,790           28,076
Sanmina-SCI Corp. 10.375% 2010                                                                           51,750           59,448
ON Semiconductor Corp. and Semiconductor Components Industries, LLC 13.00%
   2008(3)                                                                                               22,566           25,387
ON Semiconductor Corp. and Semiconductor Components Industries, LLC 12.00% 2010                          11,260           13,005
Semiconductor Note Participation Trust 0% 2011(2)                                                         8,420           11,409
Micron Technology, Inc. 6.50% 2005(2)                                                                    45,000           44,550
Nortel Networks Ltd. 6.125% 2006                                                                         35,075           35,952
Xerox Corp. 9.75% 2009                                                                                    2,000            2,340
Xerox Corp. 7.125% 2010                                                                                  22,750           24,399
Xerox Corp. 7.625% 2013                                                                                   5,000            5,425
Motorola, Inc. 7.625% 2010                                                                                7,000            8,202
Motorola, Inc. 8.00% 2011                                                                                14,235           17,134
Motorola, Inc. 7.50% 2025                                                                                 2,000            2,301
Motorola, Inc. 5.22% 2097                                                                                 4,550            3,549
Lucent Technologies Inc. 7.25% 2006                                                                      15,000           15,975
Lucent Technologies Inc. 5.50% 2008                                                                       8,500            8,543
Viasystems, Inc. 10.50% 2011                                                                             24,815           23,698
Amkor Technology, Inc. 9.25% 2008                                                                         4,475            4,184
Amkor Technology, Inc. 7.75% 2013                                                                        16,250           13,406
Jabil Circuit, Inc. 5.875% 2010                                                                          14,750           15,449
Flextronics International Ltd. 9.75% 2010                                                       Euro     11,310           15,389
Iron Mountain Inc. 8.625% 2013                                                                            2,000            2,180
Iron Mountain Inc. 7.75% 2015                                                                            11,200           11,928
Freescale Semiconductor, Inc. 6.875% 2011(2)                                                              9,875           10,319
Hyundai Semiconductor America, Inc. 8.625% 2007(2)                                                        2,600            2,530
Exodus Communications, Inc. 11.625% 2010(6),(7)                                                           3,851                0
                                                                                                                         518,713

ENERGY -- 3.98%
Port Arthur Finance Corp. 12.50% 2009(5)                                                                  1,697            1,986
Premcor Refining Group Inc. 9.25% 2010                                                                   12,675           14,450
Premcor Refining Group Inc. 6.125% 2011                                                                   6,000            6,240
Premcor Refining Group Inc. 6.75% 2011                                                                   23,700           25,359
Premcor Refining Group Inc. 7.75% 2012                                                                   33,650           36,847
Premcor Refining Group Inc. 9.50% 2013                                                                   34,625           40,944
Premcor Refining Group Inc. 6.75% 2014                                                                    5,000            5,200
Premcor Refining Group Inc. 7.50% 2015                                                                   23,900           25,812
Petrozuata Finance, Inc., Series B, 8.22% 2017(2),(5)                                                    49,190           48,698
Petrozuata Finance, Inc., Series B, 8.22% 2017(5)                                                         8,900            8,811
Newfield Exploration Co., Series B, 7.45% 2007                                                            1,750            1,916
Newfield Exploration Co. 7.625% 2011                                                                      3,500            3,938
Newfield Exploration Co. 8.375% 2012                                                                     23,500           26,555
Newfield Exploration Co. 6.625% 2014(2)                                                                  17,500           18,331
General Maritime Corp. 10.00% 2013                                                                       40,700           46,449
Overseas Shipholding Group, Inc. 8.25% 2013                                                              14,000           15,540
Overseas Shipholding Group, Inc. 8.75% 2013                                                               7,820            8,876
Teekay Shipping Corp. 8.875% 2011                                                                        19,625           22,299
Williams Companies, Inc. 8.125% 2012                                                                      3,000            3,473
Williams Companies, Inc. 8.75% 2032                                                                       8,500            9,541
Pemex Project Funding Master Trust 7.875% 2009                                                            1,400            1,565
Pemex Project Funding Master Trust 8.625% 2022                                                            1,170            1,333
                                                                                                                         374,163

HEALTH CARE -- 3.21%
Tenet Healthcare Corp. 6.375% 2011                                                                       30,260           27,310
Tenet Healthcare Corp. 7.375% 2013                                                                       12,590           11,898
Tenet Healthcare Corp. 9.875% 2014(2)                                                                    37,200           39,060
Quintiles Transnational Corp. 10.00% 2013                                                                46,900           49,949
Pharma Services Intermediate Holding Corp. 0%/11.50% 2014(1),(2)                                         22,600           14,351
Concentra Operating Corp. 9.50% 2010                                                                     24,600           27,306
Concentra Operating Corp. 9.125% 2012(2)                                                                  7,025            7,728
Columbia/HCA Healthcare Corp. 6.91% 2005                                                                 13,250           13,553
Columbia/HCA Healthcare Corp. 7.00% 2007                                                                  8,255            8,825
HCA -- The Healthcare Co. 7.875% 2011                                                                     1,250            1,415
Universal Hospital Services, Inc., Series B, 10.125% 2011                                                18,000           18,360
Triad Hospitals, Inc. 7.00% 2012                                                                         17,000           17,850
Team Health, Inc. 9.00% 2012(2)                                                                          17,175           17,175
US Oncology, Inc. 9.00% 2012(2)                                                                           6,945            7,223
US Oncology, Inc. 10.75% 2014(2)                                                                          6,000            6,195
MedCath Holdings Corp. 9.875% 2012(2)                                                                    11,500           12,075
Athena Neurosciences Finance, LLC 7.25% 2008                                                              8,000            8,140
Medical Device Manufacturing, Inc. 10.00% 2012(2)                                                         7,250            7,721
Health Net, Inc. 9.875% 2011(3)                                                                           5,000            6,170
                                                                                                                         302,304

NON-U.S. GOVERNMENT OBLIGATIONS -- 2.99%
Brazil (Federal Republic of), Debt Conversion Bond, Series L, Bearer, 2.125%
   2012(3)                                                                                                6,118            5,705
Brazil (Federal Republic of) 10.25% 2013                                                                 26,500           29,455
Brazil (Federal Republic of), Bearer 8.00% 2014(4)                                                        7,578            7,498
Brazil (Federal Republic of) 8.875% 2024                                                                  1,895            1,825
Brazil (Federal Republic of) 11.00% 2040                                                                 13,110           14,713
Russian Federation 8.25% 2010                                                                             6,000            6,539
Russian Federation 8.25% 2010(2)                                                                          2,500            2,725
Russian Federation 12.75% 2028                                                                            8,000           12,220
Russian Federation 5.00% 2030(3)                                                                         25,865           25,024
United Mexican States Government, Series M10, 10.50% 2011                                       MXP      12,319            1,153
United Mexican States Government Eurobonds, Global 7.50% 2012                                            $1,450            1,638
United Mexican States Government Eurobonds, Global 6.375% 2013                                            6,000            6,333
United Mexican States Government, Series MI10, 8.00% 2013                                       MXP      33,400            2,583
United Mexican States Government Eurobonds 11.375% 2016                                                  $6,751            9,958
United Mexican States Government Global 8.125% 2019                                                       1,663            1,912
United Mexican States Government 8.00% 2023                                                     MXP     116,636            8,097
United Mexican States Government Global 8.30% 2031                                                     $  3,020            3,443
United Mexican States Government Global 7.50% 2033                                                        2,285            2,407
Panama (Republic of) 10.75% 2020                                                                            415              500
Panama (Republic of) Global 9.375% 2023                                                                  18,708           20,485
Panama (Republic of) 8.875% 2027                                                                          3,500            3,693
Panama (Republic of) 8.125% 2034                                                                          3,150            3,056
Peru (Republic of) 9.125% 2012                                                                            4,909            5,523
Peru (Republic of) 9.875% 2015                                                                            7,500            8,663
Peru (Republic of) 8.375% 2016                                                                            2,500            2,613
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017(3)                                                 383              351
Turkey (Republic of) Treasury Bill 0% 2004                                                    TRL 5,000,000,000            3,206
Turkey (Republic of) Treasury Bill 0% 2005                                                       15,000,000,000            7,636
Turkey (Republic of) Treasury Bill 0% 2005                                                       11,000,000,000            5,995
Colombia (Republic of) 10.00% 2012                                                                       $1,500            1,670
Colombia (Republic of) Global 10.75% 2013                                                                 6,800            7,827
Colombia (Republic of) 11.75% 2020                                                                        4,000            4,910
Colombia (Republic of) Global 10.375% 2033                                                                  700              763
Venezuela (Republic of) 10.75% 2013                                                                       6,000            6,756
Venezuela (Republic of) 9.25% 2027                                                                        4,630            4,574
Venezuela (Republic of) 9.375% 2034                                                                       3,000            2,972
Ukraine Government 7.65% 2013(2)                                                                          7,400            7,437
Ukraine Government 7.65% 2013                                                                             3,000            3,015
Dominican Republic 9.50% 2006(2)                                                                          3,130            2,692
Dominican Republic 9.50% 2006                                                                             1,250            1,075
Dominican Republic 9.04% 2013(2)                                                                          6,095            4,754
Dominican Republic 2.438% 2024(3)                                                                           500              373
State of Qatar 9.75% 2030                                                                                 3,500            5,049
Ecuador (Republic of) 8.00% 2030(3)                                                                       5,550            4,516
Guatemala (Republic of) 10.25% 2011(2)                                                                    1,000            1,170
Guatemala (Republic of) 10.25% 2011                                                                       1,000            1,170
Guatemala (Republic of) 9.25% 2013(2)                                                                     1,500            1,688
Banque Centrale de Tunisie 7.375% 2012                                                                    3,500            3,994
Argentina (Republic of) Global 15.50% 2008(11)                                                            1,500              458
Argentina (Republic of) 11.75% 2009(11)                                                                      75               23
Argentina (Republic of) 1.98% 2012(3)                                                                     2,380            1,757
Argentina (Republic of) Global 12.25% 2018(4),(11)                                                        2,860              855
Argentina (Republic of) Global 12.00% 2031(4),(11)                                                           53               16
El Salvador (Republic of) 7.75% 2023(2)                                                                   2,775            3,004
Aries Vermogensverwaltungs GmbH, Series C, 9.60% 2014(2)                                                  2,000            2,255
Indonesia (Republic of) 6.75% 2014(2)                                                                     1,250            1,216
                                                                                                                         280,938

FINANCIALS -- 2.97%
Host Marriott, LP, Series E, 8.375% 2006                                                                  6,450            6,837
Host Marriott, LP, Series G, 9.25% 2007                                                                   3,675            4,134
Host Marriott, LP, Series I, 9.50% 2007                                                                   2,050            2,281
HMH Properties, Inc., Series B, 7.875% 2008                                                                 341              353
Host Marriott, LP, Series L, 7.00% 2012(2)                                                               16,450           17,396
Host Marriott, LP, Series K, 7.125% 2013                                                                 17,200           18,146
Capital One Financial Corp. 7.25% 2006                                                                    2,500            2,653
Capital One Financial Corp. 8.75% 2007                                                                   19,800           22,095
Capital One Financial Corp. 7.125% 2008                                                                   5,000            5,514
Capital One Bank 6.50% 2013                                                                              12,500           13,692
LaBranche and Co., Inc. 9.50% 2009(2)                                                                    29,700           29,849
LaBranche and Co., Inc. 11.00% 2012(2)                                                                    6,000            6,195
iStar Financial, Inc. 7.00% 2008                                                                          7,060            7,659
iStar Financial, Inc. 8.75% 2008                                                                          1,714            1,973
iStar Financial, Inc., Series B, 4.875% 2009                                                              2,000            2,014
iStar Financial, Inc. 6.00% 2010                                                                          9,600           10,037
iStar Financial, Inc., Series B, 5.70% 2014                                                               2,500            2,518
MBNA Corp. 5.625% 2007                                                                                   10,000           10,561
MBNA Corp., MBNA Capital A, Series A, 8.278% 2026                                                         7,500            8,373
Kazkommerts International BV 8.50% 2013(2)                                                                7,000            7,140
Kazkommerts International BV 7.875% 2014(2)                                                              10,000            9,675
Providian Financial Corp., Series A, 9.525% 2027(2)                                                      15,000           15,525
Crescent Real Estate LP 7.50% 2007                                                                       12,320           12,659
FelCor Lodging LP 9.00% 2011(3)                                                                           9,155           10,116
Rouse Co. 3.625% 2009                                                                                     1,551            1,450
Rouse Co. 7.20% 2012                                                                                      6,500            6,995
Advanta Capital Trust I, Series B, 8.99% 2026                                                             9,000            8,190
UFJ Finance Aruba AEC 6.75% 2013                                                                          6,745            7,491
Sovereign Capital Trust I 9.00% 2027                                                                      5,000            5,622
Chevy Chase Bank, FSB 6.875% 2013                                                                         5,500            5,583
Refco Finance Holdings 9.00% 2012(2)                                                                      5,000            5,363
Mangrove Bay Pass Through Trust 6.102% 2033(2),(3),(5)                                                    5,000            5,106
BankUnited Capital Trust, BankUnited Financial Corp. 10.25% 2026                                          4,500            4,928
Korea First Bank 7.267% 2034(2),(3)                                                                         870              895
                                                                                                                         279,018

U.S. TREASURY NOTES & BONDS -- 0.68%
U.S. Treasury Obligations 5.75% 2005                                                                     14,000           14,540
U.S. Treasury Obligations 7.50% 2005                                                                      6,000            6,125
U.S. Treasury Obligations 3.25% 2007                                                                      5,000            5,056
U.S. Treasury Obligations 6.625% 2007                                                                    25,000           27,418
U.S. Treasury Obligations 4.75% 2008                                                                     10,000           10,605
                                                                                                                          63,744

MUNICIPALS -- 0.40%
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco
   Settlement Asset-backed Bonds, 6.125% 2027(5)                                                        $25,735     $     24,728
State of New Jersey, Tobacco Settlement Fncg. Corp., Tobacco Settlement
   Asset-backed Bonds, Series 2003, 4.375% 2019                                                           4,000            4,007
State of New Jersey, Tobacco Settlement Fncg. Corp., Tobacco Settlement
   Asset-backed Bonds, Series 2003, 6.125% 2024                                                           5,000            4,855
State of Louisiana, Tobacco Settlement Auth., Asset-backed Bonds, Series
   2001-B, 5.50% 2030                                                                                     4,500            4,001
                                                                                                                          37,591

ASSET BACKED -- 0.24%
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class
   FX, 10.421% 2007(2),(5)                                                                               16,500           17,220
Mediterranean Re PLC, Class B, 7.57% 2005(2),(3),(5)                                                      5,000            5,138
                                                                                                                          22,358

GOVERNMENT AGENCY OBLIGATIONS -- 0.21%
Freddie Mac 4.25% 2005                                                                                   20,000           20,290


TOTAL BONDS AND NOTES (cost: $7,851,752,000)                                                                           8,279,726


                                                                                               Principal amount
CONVERTIBLE SECURITIES -- 3.28%                                                                 (000) or shares

CONSUMER DISCRETIONARY -- 1.36%
Amazon.com, Inc. 6.875% PEACS convertible subordinated notes 2010                               Euro     59,550           74,922
Amazon.com, Inc. 4.75% convertible subordinated debentures 2009                                          $8,825            8,803
Six Flags, Inc. 7.25% PIERS convertible preferred 2009                                                    1,000 shares    20,600
General Motors Corp., Series B, 5.25% convertible debentures 2032                                        12,500           11,955
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred
   2032                                                                                                     161            8,396
Gray Communications Systems, Inc., Series C, 8.00% convertible preferred
   2012(2),(4),(6)                                                                                          300            3,244
                                                                                                                         127,920

INFORMATION TECHNOLOGY -- 0.92%
Celestica Inc. 0% convertible debentures 2020                                                           $32,625           17,984
Fairchild Semiconductor Corp. 5.00% convertible notes 2008                                               17,850           17,783
Micron Technology, Inc. 2.50% convertible note 2010                                                       5,000            6,050
Micron Technology, Inc. 2.50% convertible notes 2010(2)                                                   8,000            9,680
Conexant Systems, Inc. 4.00% convertible subordinated notes 2007                                         14,700           13,083
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007                                         12,000           11,340
Amkor Technology, Inc. 5.75% convertible notes 2006                                                       6,800            5,984
LSI Logic Corp. 4.00% convertible notes 2006                                                              3,000            2,962
Cypress Semiconductor Corp. 3.75% convertible subordinated notes 2005                                     1,525            1,514
                                                                                                                          86,380

FINANCIALS -- 0.32%
Providian Financial Corp. 3.25% convertible debentures 2005                                              20,000           19,800
Equity Office Properties Trust, Series B, 5.25% convertible preferred 2008                                  200 shares    10,170
                                                                                                                          29,970

TELECOMMUNICATION SERVICES -- 0.30%
American Tower Corp. 5.00% convertible debentures 2010                                                  $25,925           25,666
Dobson Communications Corp., Series F, 6.00% convertible preferred(2),(6)                                    58 shares     2,744
                                                                                                                          28,410

UTILITIES -- 0.22%
AES Trust VII 6.00% convertible preferred 2008                                                              440           20,347


INDUSTRIALS -- 0.16%
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031(2)                                          $180        $  14,690


TOTAL CONVERTIBLE SECURITIES (cost: $247,459,000)                                                                        307,717


WARRANTS -- 0.08%                                                                                        Shares

TELECOMMUNICATION SERVICES -- 0.08%
American Tower Corp., warrants, expire 2008(2),(12)                                                      38,250            7,076
XO Communications, Inc., Series A, warrants, expire 2010(12)                                             37,767               31
XO Communications, Inc., Series B, warrants, expire 2010(12)                                             28,325               17
XO Communications, Inc., Series C, warrants, expire 2010(12)                                             28,325               11
KMC Telecom Holdings, Inc., warrants, expire 2008(2),(6),(12)                                            22,500                0
GT Group Telecom Inc., warrants, expire 2010(2),(6),(12)                                                 11,000                0
Allegiance Telecom, Inc., warrants, expire 2008(2),(6),(12)                                               5,000                0
                                                                                                                           7,135

INDUSTRIALS -- 0.00%
Protection One, Inc., warrants, expire 2005(2),(6),(12)                                                  30,400                2


TOTAL WARRANTS (cost: $1,233,000)                                                                                          7,137


PREFERRED STOCKS -- 2.49%

FINANCIALS -- 2.33%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred
   (undated)(2),(3)                                                                                  61,565,000           72,315
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred
   (undated)(2),(3)                                                                                  51,675,000           59,336
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital
   securities(2)                                                                                      1,125,000           30,600
Swire Pacific Offshore Financing Ltd. 9.33% cumulative guaranteed perpetual
   preferred capital securities(2)                                                                      546,648           15,088
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred
   (undated)(2),(3)                                                                                  24,250,000           28,546
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred (undated)(2),(3)                         8,480,000           10,022
Chevy Chase Preferred Capital Corp., Series A, 10.375% exchangeable preferred                            55,994            3,234
                                                                                                                         219,141

TELECOMMUNICATION SERVICES -- 0.15%
Dobson Communications Corp. 13.00% senior exchangeable preferred 2009(6)                                 30,187           13,584
Dobson Communications Corp. 12.25% senior exchangeable preferred 2008(4),(6)                              2,000              900
XO Communications, Inc. 14.00% preferred 2009(4),(12)                                                        40               --
                                                                                                                          14,484

CONSUMER STAPLES -- 0.01%
Great Atlantic & Pacific Tea Co., Inc. 9.375% QUIBS preferred 2039                                       18,500              388

CONSUMER DISCRETIONARY -- 0.00%
Adelphia Communications Corp., Series B, 13.00% preferred 2009(12)                                       36,196              226

INFORMATION TECHNOLOGY -- 0.00%
ZiLOG, Inc. -- MOD III Inc., units(6),(8),(12)                                                            1,868                0


TOTAL PREFERRED STOCKS (cost: $202,294,000)                                                                              234,239



                                                                                                                   Market amount
COMMON STOCKS -- 1.57%                                                                                   Shares            (000)

TELECOMMUNICATION SERVICES -- 1.04%
NTELOS Inc.(2),(6),(8),(12)                                                                           1,983,310         $ 59,678
Nextel Communications, Inc., Class A(12)                                                                613,418           14,624
AirGate PCS, Inc.(2),(8),(12)                                                                           671,293           13,157
Dobson Communications Corp., Class A(2),(12)                                                          5,754,785            7,654
VersaTel Telecom International NV(12)                                                                   779,280            1,549
Netia SA(12)                                                                                            327,966              388
Cincinnati Bell Inc.(12)                                                                                 70,740              247
XO Communications, Inc.(12)                                                                              18,882               60
                                                                                                                          97,357

FINANCIALS -- 0.25%
Federal Realty Investment Trust                                                                         327,000           14,388
iStar Financial, Inc.                                                                                   130,000            5,360
Equity Office Properties Trust                                                                          150,000            4,087
                                                                                                                          23,835

INFORMATION TECHNOLOGY -- 0.14%
Fairchild Semiconductor International, Inc.(12)                                                         500,000            7,085
ZiLOG, Inc.(8),(12)                                                                                   1,140,500            6,581
                                                                                                                          13,666

CONSUMER DISCRETIONARY -- 0.09%
Emmis Communications Corp., Class A(12)                                                                 201,000            3,630
Viacom Inc., Class B, nonvoting                                                                          63,225            2,122
Clear Channel Communications, Inc.                                                                       51,012            1,590
Radio One, Inc., Class D, nonvoting(12)                                                                  44,000              626
Radio One, Inc., Class A(12)                                                                             22,000              314
                                                                                                                           8,282

INDUSTRIALS -- 0.03%
DigitalGlobe, Inc.(2),(6),(12)                                                                        3,064,647            3,065

CONSUMER STAPLES -- 0.01%
Winn-Dixie Stores, Inc.                                                                                 250,000              772

HEALTH CARE -- 0.01%
Clarent Hospital Corp.(6),(8),(12)                                                                      576,849              721


TOTAL COMMON STOCKS (cost: $186,451,000)                                                                                 147,698




                                                                                               Principal amount    Market amount
SHORT-TERM SECURITIES -- 3.32%                                                                            (000)            (000)

Wal-Mart Stores Inc. 1.50%-1.67% due 10/5-11/2/2004(2)                                                 $ 69,400     $     69,331
DuPont (E.I.) de Nemours & Co. 1.61%-1.76% due 10/12-11/18/2004(13)                                      54,300           54,228
Eli Lilly and Co. 1.54%-1.56% due 10/18-10/27/2004(2),(13)                                               47,400           47,355
U.S. Treasury Bills 1.41%-1.475% due 10/28/2004                                                          42,850           42,805
CAFCO, LLC 1.53% due 10/4/2004(2)                                                                        21,300           21,296
Federal Home Loan Bank 1.52% due 10/5/2004                                                               20,300           20,296
IBM Capital Inc. 1.53% due 10/6/2004(2)                                                                  18,647           18,642
Pfizer Inc 1.54% due 10/6/2004(2)                                                                        15,348           15,344
Private Export Funding Corp. 1.74% due 10/21/2004(2)                                                     12,200           12,187
Park Avenue Receivables Corp., LLC 1.60% due 10/4/2004(2)                                                10,000            9,998


TOTAL SHORT-TERM SECURITIES (cost: $311,480,000)                                                                         311,482


TOTAL INVESTMENT SECURITIES (cost: $8,800,669,000)                                                                     9,287,999
Other assets less liabilities                                                                                            108,847

NET ASSETS                                                                                                            $9,396,846

(1) Step bond; coupon rate will increase at a later date.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,976,090,000, which represented 21.03% of the net assets of the fund.
(3) Coupon rate may change periodically.
(4) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(5) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(6) Valued under fair value procedures adopted by authority of the Board of Trustees.
(7) Company not making scheduled interest payments; bankruptcy proceedings pending.
(8) Represents an affiliated company as defined under the Investment Company
    Act of 1940.
(9) Company did not make principal payment upon scheduled maturity date;
    reorganization pending.
(10) This unit also contains 895,000 par of Drax Group Ltd., Class A-3, 9.1803%
     2020 and 895,000 shares of Drax Group Ltd. common stock.
(11) Scheduled interest payments not made; reorganization pending.
(12) Security did not produce income during the last 12 months.
(13) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
at September 30, 2004                        (dollars and shares in thousands,
                                                     except per-share amounts)

ASSETS:
 Investment securities at market:
  Unaffiliated issuers (cost: $8,696,835)                                            $9,185,164
  Affiliated issuers (cost: $103,834)                                                   102,835                       $9,287,999
 Cash                                                                                                                     14,330
 Receivables for:
  Sales of investments                                                                    5,145
  Sales of fund's shares                                                                 24,541
  Dividends and interest                                                                170,759                          200,445
                                                                                                                       9,502,774
LIABILITIES:
 Payables for:
  Purchases of investments                                                               82,765
  Repurchases of fund's shares                                                           12,332
  Dividends on fund's shares                                                              3,622
  Open forward currency contracts                                                           718
  Closed forward currency contracts                                                          87
  Investment advisory services                                                            2,433
  Services provided by affiliates                                                         3,598
  Deferred Trustees' compensation                                                            85
  Other fees and expenses                                                                   288                          105,928
Net assets at September 30, 2004                                                                                      $9,396,846

Net assets consist of:
 Capital paid in on shares of beneficial interest                                                                     $9,347,738
 Undistributed net investment income                                                                                      25,548
 Accumulated net realized loss                                                                                          (463,114)
 Net unrealized appreciation                                                                                             486,674
Net assets at September 30, 2004                                                                                      $9,396,846

Shares of beneficial interest issued and outstanding - unlimited shares authorized, 766,701 total shares outstanding

                                                                                                               Net asset value
                                                                      Net assets      Shares outstanding         per share (1)

Class A                                                               $6,920,435                 564,647                $12.26
Class B                                                                  794,347                  64,812                 12.26
Class C                                                                  811,690                  66,227                 12.26
Class F                                                                  577,814                  47,145                 12.26
Class 529-A                                                               47,528                   3,878                 12.26
Class 529-B                                                               12,309                   1,004                 12.26
Class 529-C                                                               24,955                   2,036                 12.26
Class 529-E                                                                2,867                     234                 12.26
Class 529-F                                                                2,058                     168                 12.26
Class R-1                                                                  3,364                     274                 12.26
Class R-2                                                                 43,789                   3,573                 12.26
Class R-3                                                                 58,247                   4,753                 12.26
Class R-4                                                                 23,476                   1,915                 12.26
Class R-5                                                                 73,967                   6,035                 12.26

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $12.74 for each.

See Notes to Financial Statements


STATEMENT OF OPERATIONS
for the year ended September 30, 2004                  (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Interest                                                                                   $699,472
  Dividends (includes $855 from affiliates)                                                    14,788             $714,260

 Fees and expenses:
  Investment advisory services                                                                 31,399
  Distribution services                                                                        32,871
  Transfer agent services                                                                       6,317
  Administrative services                                                                       3,071
  Reports to shareholders                                                                         394
  Registration statement and prospectus                                                           517
  Postage, stationery and supplies                                                                661
  Trustees' compensation                                                                           51
  Auditing and legal                                                                              153
  Custodian                                                                                       179
  State and local taxes                                                                            99
  Other                                                                                            48
  Total expenses before reimbursement/waiver                                                   75,760
   Reimbursement/waiver of expenses                                                               325               75,435
 Net investment income                                                                                             638,825

NET REALIZED GAIN AND UNREALIZED
 APPRECIATION ON INVESTMENTS
 AND NON-U.S. CURRENCY:
 Net realized gain (loss) on:
  Investments (includes $2,641 net gain from affiliates)                                       77,145
  Non-U.S. currency transactions                                                               (1,911)              75,234
 Net unrealized appreciation on:
  Investments                                                                                 163,885
  Non-U.S. currency translations                                                                  402              164,287
   Net realized gain and
    unrealized appreciation
    on investments and non-U.S. currency                                                                           239,521
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                                                                  $878,346

See Notes to Financial Statements





STATEMENT OF CHANGES IN NET ASSETS                     (dollars in thousands)

                                                                                                 Year ended September 30
                                                                                                 2004                 2003
OPERATIONS:
 Net investment income                                                                       $638,825             $526,736
 Net realized gain (loss) on investments and
  non-U.S. currency transactions                                                               75,234             (145,200)
 Net unrealized appreciation
  on investments and non-U.S. currency translations                                           164,287            1,380,578
  Net increase in net assets
   resulting from operations                                                                  878,346            1,762,114


DIVIDENDS PAID OR ACCRUED TO SHAREHOLDERS FROM
 NET INVESTMENT INCOME                                                                       (614,168)            (509,744)

CAPITAL SHARE TRANSACTIONS                                                                    751,870            3,033,873

TOTAL INCREASE IN NET ASSETS                                                                1,016,048            4,286,243

NET ASSETS:
 Beginning of year                                                                          8,380,798            4,094,555
 End of year (including undistributed net investment
  income: $25,548 and $2,355, respectively)                                                $9,396,846           $8,380,798

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American High-Income Trust (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income and, secondarily, capital appreciation through a diversified, carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica(R) savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 3.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None          Declines from 5% to zero   Classes B and 529-B convert to
                                               for redemptions within         classes A and 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------

CollegeAmerica is a registered trademark of the Virginia College Savings
Plan./SM/

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities purchased with greater than 60 days to maturity with 60 days or less remaining to maturity is determined based on the market value on the 61st day. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Trustees. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

          NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

          FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. Realized and unrealized gains on securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on realized and unrealized gains to provide for potential non-U.S. taxes payable on these securities. For the year ended September 30, 2004, non-U.S. taxes paid on unrealized gains were $120,000. In addition, as of September 30, 2004, the liability for non-U.S. taxes recorded based on realized and unrealized gains was $175,000.

3.       FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; paydowns on investments; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of September 30, 2004, the cost of investment securities, excluding forward currency contracts, for federal income tax purposes was $8,806,380,000.

During the year ended September 30, 2004, the fund reclassified $1,432,000 from undistributed net investment income to realized gains and $32,000 from undistributed net investment income to additional paid-in capital to align financial reporting with tax reporting.

As of September 30, 2004, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income and currency gains                                                      $ 33,796
Loss deferrals related to non-U.S. currency that were realized during the period
  November 1,2003 through September 30, 2004                                                                    (874)
Short-term capital loss deferrals                                                                           (461,258)
Gross unrealized appreciation on investment securities                                                       723,249
Gross unrealized depreciation on investment securities                                                      (241,630)
Net unrealized appreciation on investment securities                                                         481,619

Undistributed net investment income and currency gains above include currency losses of $1,527,000 that were realized during the period November 1, 2002 through September 30, 2003. Short-term capital loss deferrals above include capital loss carryforwards of $161,067,000 and $300,191,000 expiring in 2010 and 2011, respectively. These numbers reflect the utilization of a capital loss carryforward of $16,330,000 during the year ended September 30, 2004. The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. During the year ended September 30, 2004, the fund realized, on a tax basis, a net capital gain of $76,385,000, which was offset by capital losses of $60,055,000 that were realized during the period November 1, 2002 through September 30, 2003.


Ordinary  Income   distributions  paid  or  accrued  to  shareholders  from  net investment income and currency gains were as follows (dollars in thousands):

Share class                                               Year ended September 30, 2004            Year ended September 30, 2003
Class A                                                                       $ 464,208                                $ 396,679
Class B                                                                          48,283                                   37,860
Class C                                                                          50,116                                   37,330
Class F                                                                          36,395                                   28,874
Class 529-A                                                                       2,700                                    1,364
Class 529-B                                                                         603                                      283
Class 529-C                                                                       1,260                                      690
Class 529-E                                                                         150                                       68
Class 529-F                                                                         106                                       31
Class R-1                                                                           146                                       30
Class R-2                                                                         1,818                                      424
Class R-3                                                                         2,365                                      462
Class R-4                                                                         1,061                                      152
Class R-5                                                                         4,957                                    5,497
Total                                                                         $ 614,168                                $ 509,744

4.       FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provided for monthly fees accrued daily. At the beginning of the period, these fees were based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.16% on such assets in excess of $3 billion. The agreement also provided for monthly fees, accrued daily, based on a declining series of annual rates beginning with 3.00% on the first $8,333,333 of the fund's monthly gross income and decreasing to 2.00% on such income in excess of $25,000,000. The Board of Trustees approved amended agreements continuing the series of rates to include additional annual rates of 0.15% on daily net assets in excess of $6 billion (effective November 1, 2003), 0.14% on daily net assets in excess of $10 billion (effective April 1,
2004) and 1.50% of the fund's monthly gross income in excess of $50,000,000 (effective August 1, 2004). Until the effective date, CRMC reduced investment advisory services fees to the rates provided by the amended agreement. CRMC also reduced investment advisory services fees by an additional $128,000. As a result, the fee shown on the accompanying financial statements of $31,399,000, which was equivalent to an annualized rate of 0.345%, was voluntarily reduced by $149,000 to $31,250,000, or 0.344% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for distribution expenses.

          For classes A and 529-A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of September 30, 2004, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                      0.30%                         0.30%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.30                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the year ended September 30, 2004, CRMC agreed to pay a portion of these fees for classes R-1, R-2 and R-3. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

          Expenses under the agreements described on the previous page for the year ended September 30, 2004, were as follows (dollars in thousands):

         --------------------------------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent                     Administrative services
                            services         services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent      Commonwealth of
                                                             administrative        services             Virginia
                                                                services                             administrative
                                                                                                        services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class A         $14,509          $5,623         Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B           7,875             694         Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C           8,299         Included            $1,245              $184            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F           1,342         Included               805               123            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A            50         Included                59                 6                  $39
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B          101          Included                15                 6                   10
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C          212          Included               32                  9                   21
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E           12          Included                4                  -*                   2
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F           4           Included                2                  -*                   2
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1           23           Included                3                  4             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2          223           Included               45                 251            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3          182           Included               55                  51            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4           39           Included               23                   3             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included               70                   2             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total          $32,871          $6,317            $2,358                $639                 $74
         --------------------------------------------------------------------------------------------------------------
         * Amount less than one thousand.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' compensation in the accompanying financial statements includes $40,000 in current fees (either paid in cash or deferred) and a net increase of $11,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

5.       CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class                                                               Sales(1)                   Reinvestments of dividends
                                                                  Amount           Shares              Amount             Shares
Year ended September 30, 2004
Class A                                                      $ 1,862,662          152,602           $ 359,214             29,474
Class B                                                          167,188           13,713              33,715              2,766
Class C                                                          272,859           22,356              35,669              2,926
Class F                                                          376,997           30,929              26,986              2,214
Class 529-A                                                       20,309            1,663               2,696                221
Class 529-B                                                        4,872              399                 601                 49
Class 529-C                                                       10,770              882               1,253                103
Class 529-E                                                        1,398              115                 149                 12
Class 529-F                                                        1,069               88                 105                  9
Class R-1                                                          2,961              244                 144                 12
Class R-2                                                         37,305            3,059               1,799                148
Class R-3                                                         53,552            4,384               2,343                193
Class R-4                                                         18,450            1,510               1,056                 87
Class R-5                                                         30,926            2,547               3,159                259
Total net increase
   (decrease)                                                $ 2,861,318          234,491           $ 468,889             38,473

Year ended September 30, 2003
Class A                                                      $ 2,947,678          269,710           $ 293,946             26,810
Class B                                                          401,738           36,762              25,201              2,283
Class C                                                          515,059           47,001              25,987              2,350
Class F                                                          537,925           49,913              19,042              1,721
Class 529-A                                                       17,906            1,629               1,344                121
Class 529-B                                                        4,996              452                 279                 25
Class 529-C                                                       10,184              929                 683                 62
Class 529-E                                                        1,070               98                  67                  6
Class 529-F                                                          915               82                  30                  3
Class R-1                                                          1,232              110                  29                  3
Class R-2                                                         15,383            1,383                 413                 36
Class R-3                                                         14,631            1,322                 452                 40
Class R-4                                                          9,077              800                 146                 13
Class R-5                                                         32,990            3,070               3,129                287
Total net increase
   (decrease)                                                $ 4,510,784          413,261           $ 370,748             33,760


Share class                                                            Repurchases(1)                   Net increase (decrease)
                                                                  Amount           Shares              Amount             Shares
Year ended September 30, 2004
Class A                                                     $ (1,731,964)        (142,224)          $ 489,912             39,852
Class B                                                         (165,278)         (13,595)             35,625              2,884
Class C                                                         (292,482)         (24,036)             16,046              1,246
Class F                                                         (312,222)         (25,587)             91,761              7,556
Class 529-A                                                       (4,860)            (398)             18,145              1,486
Class 529-B                                                         (630)             (52)              4,843                396
Class 529-C                                                       (3,804)            (312)              8,219                673
Class 529-E                                                         (274)             (23)              1,273                104
Class 529-F                                                         (168)             (14)              1,006                 83
Class R-1                                                           (901)             (74)              2,204                182
Class R-2                                                        (10,667)            (875)             28,437              2,332
Class R-3                                                        (12,081)            (993)             43,814              3,584
Class R-4                                                         (5,080)            (418)             14,426              1,179
Class R-5                                                        (37,926)          (3,102)             (3,841)              (296)
Total net increase
   (decrease)                                               $ (2,578,337)        (211,703)          $ 751,870             61,261

Year ended September 30, 2003
Class A                                                     $ (1,294,863)        (117,608)        $ 1,946,761            178,912
Class B                                                          (84,952)          (7,642)            341,987             31,403
Class C                                                         (129,541)         (11,555)            411,505             37,796
Class F                                                         (313,475)         (28,218)            243,492             23,416
Class 529-A                                                       (1,383)            (123)             17,867              1,627
Class 529-B                                                         (282)             (24)              4,993                453
Class 529-C                                                         (791)             (72)             10,076                919
Class 529-E                                                          (80)              (7)              1,057                 97
Class 529-F                                                           -*               -*                 945                 85
Class R-1                                                           (249)             (23)              1,012                 90
Class R-2                                                         (2,374)            (208)             13,422              1,211
Class R-3                                                         (2,825)            (248)             12,258              1,114
Class R-4                                                           (891)             (78)              8,332                735
Class R-5                                                        (15,953)          (1,410)             20,166              1,947
Total net increase
   (decrease)                                               $ (1,847,659)        (167,216)        $ 3,033,873            279,805

* Amount less than one thousand.
(1) Includes exchanges between share classes of the fund.

6.       FORWARD CURRENCY CONTRACTS

As of September 30, 2004, the fund had open forward currency contracts to sell non-U.S. currencies as follows:

Non-U.S.                                              Contract amount         U.S. valuations at September 30, 2004
currency contracts
                                                                                                         Unrealized
                                                   Non-U.S.          U.S.           Amount             depreciation
                                                      (000)         (000)            (000)                    (000)
Sales:
  Euros expiring 10/19 to 12/31/2004          Euro   29,625       $36,088          $36,806                   ($718)

7.       INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $4,044,608,000 and $3,363,774,000, respectively, during the year ended September 30, 2004.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended September 30, 2004, the custodian fee of $179,000 included $180,000 that was offset by this reduction, rather than paid in cash.







FINANCIAL HIGHLIGHTS (1)

                                                                                Income (loss) from investment operations (2)
                                                                                                       Net
                                                              Net asset                      gains (losses)
                                                                 value,             Net       on securities         Total from
                                                              beginning      investment      (both realized         investment
                                                              of period          income     and unrealized)         operations
Class A:
 Year ended 9/30/2004                                            $11.88            $.87               $.35               $1.22
 Year ended 9/30/2003                                              9.62             .93               2.25                3.18
 Year ended 9/30/2002                                             11.27            1.08              (1.65)               (.57)
 Year ended 9/30/2001                                             12.93            1.20              (1.61)               (.41)
 Year ended 9/30/2000                                             13.52            1.18               (.48)                .70
Class B:
 Year ended 9/30/2004                                             11.88             .78                .35                1.13
 Year ended 9/30/2003                                              9.62             .84               2.25                3.09
 Year ended 9/30/2002                                             11.27            1.00              (1.65)               (.65)
 Year ended 9/30/2001                                             12.93            1.10              (1.61)               (.51)
 Period from 3/15/2000 to 9/30/2000                               13.57             .52               (.53)               (.01)
Class C:
 Year ended 9/30/2004                                             11.88             .77                .35                1.12
 Year ended 9/30/2003                                              9.62             .83               2.25                3.08
 Year ended 9/30/2002                                             11.27             .99              (1.65)               (.66)
 Period from 3/15/2001 to 9/30/2001                               12.48             .53              (1.15)               (.62)
Class F:
 Year ended 9/30/2004                                             11.88             .86                .35                1.21
 Year ended 9/30/2003                                              9.62             .92               2.25                3.17
 Year ended 9/30/2002                                             11.27            1.07              (1.65)               (.58)
 Period from 3/15/2001 to 9/30/2001                               12.48             .57              (1.15)               (.58)
Class 529-A:
 Year ended 9/30/2004                                             11.88             .86                .35                1.21
 Year ended 9/30/2003                                              9.62             .92               2.25                3.17
 Period from 2/19/2002 to 9/30/2002                               11.37             .65              (1.76)              (1.11)
Class 529-B:
 Year ended 9/30/2004                                             11.88             .75                .35                1.10
 Year ended 9/30/2003                                              9.62             .82               2.25                3.07
 Period from 2/25/2002 to 9/30/2002                               11.23             .59              (1.63)              (1.04)
Class 529-C:
 Year ended 9/30/2004                                             11.88             .75                .35                1.10
 Year ended 9/30/2003                                              9.62             .82               2.25                3.07
 Period from 2/19/2002 to 9/30/2002                               11.37             .60              (1.76)              (1.16)
Class 529-E:
 Year ended 9/30/2004                                             11.88             .82                .35                1.17
 Year ended 9/30/2003                                              9.62             .88               2.25                3.13
 Period from 3/15/2002 to 9/30/2002                               11.57             .57              (1.96)              (1.39)
Class 529-F:
 Year ended 9/30/2004                                             11.88             .85                .35                1.20
 Year ended 9/30/2003                                              9.62             .91               2.25                3.16
 Period from 9/16/2002 to 9/30/2002                                9.88             .08               (.30)               (.22)




Financial highlights (1)                                           (continued)

                                                                                 Income (loss) from investment operations (2)
                                                                                                       Net
                                                              Net asset                       gains(losses)
                                                                 value,             Net       on securities         Total from
                                                              beginning      investment      (both realized         investment
                                                              of period          income      and unrealized)        operations
Class R-1:
 Year ended 9/30/2004                                            $11.88            $.76               $.35               $1.11
 Year ended 9/30/2003                                              9.62             .83               2.25                3.08
 Period from 7/11/2002 to 9/30/2002                               10.00             .23               (.40)               (.17)
Class R-2:
 Year ended 9/30/2004                                             11.88             .77                .35                1.12
 Year ended 9/30/2003                                              9.62             .84               2.25                3.09
 Period from 6/18/2002 to 9/30/2002                               10.76             .31              (1.18)               (.87)
Class R-3:
 Year ended 9/30/2004                                             11.88             .82                .35                1.17
 Year ended 9/30/2003                                              9.62             .88               2.25                3.13
 Period from 6/21/2002 to 9/30/2002                               10.60             .31              (1.01)               (.70)
Class R-4:
 Year ended 9/30/2004                                             11.88             .86                .35                1.21
 Year ended 9/30/2003                                              9.62             .92               2.25                3.17
 Period from 7/19/2002 to 9/30/2002                                9.97             .22               (.38)               (.16)
Class R-5:
 Year ended 9/30/2004                                             11.88             .90                .35                1.25
 Year ended 9/30/2003                                              9.62             .95               2.25                3.20
 Period from 5/15/2002 to 9/30/2002                               11.30             .42              (1.70)              (1.28)




FINANCIAL HIGHLIGHTS (1)



                                                              Dividends
                                                              (from net       Net asset                            Net assets,
                                                             investment      value, end               Total      end of period
                                                                 income)      of period          return (3)      (in millions)
Class A:
 Year ended 9/30/2004                                             $(.84)         $12.26              10.57%             $6,920
 Year ended 9/30/2003                                              (.92)          11.88              34.30              6,235
 Year ended 9/30/2002                                             (1.08)           9.62              (5.88)             3,327
 Year ended 9/30/2001                                             (1.25)          11.27              (3.44)             2,936
 Year ended 9/30/2000                                             (1.29)          12.93               5.29              2,788
Class B:
 Year ended 9/30/2004                                              (.75)          12.26               9.71                794
 Year ended 9/30/2003                                              (.83)          11.88              33.28                736
 Year ended 9/30/2002                                             (1.00)           9.62              (6.57)               294
 Year ended 9/30/2001                                             (1.15)          11.27              (4.17)               123
 Period from 3/15/2000 to 9/30/2000                                (.63)          12.93               (.05)                27
Class C:
 Year ended 9/30/2004                                              (.74)          12.26               9.62                812
 Year ended 9/30/2003                                              (.82)          11.88              33.17                772
 Year ended 9/30/2002                                              (.99)           9.62              (6.65)               262
 Period from 3/15/2001 to 9/30/2001                                (.59)          11.27              (5.11)                44
Class F:
 Year ended 9/30/2004                                              (.83)          12.26              10.44                578
 Year ended 9/30/2003                                              (.91)          11.88              34.17                470
 Year ended 9/30/2002                                             (1.07)           9.62              (5.95)               156
 Period from 3/15/2001 to 9/30/2001                                (.63)          11.27              (4.86)                32
Class 529-A:
 Year ended 9/30/2004                                              (.83)          12.26              10.48                 48
 Year ended 9/30/2003                                              (.91)          11.88              34.17                 28
 Period from 2/19/2002 to 9/30/2002                                (.64)           9.62             (10.11)                 7
Class 529-B:
 Year ended 9/30/2004                                              (.72)          12.26               9.47                 12
 Year ended 9/30/2003                                              (.81)          11.88              33.01                  7
 Period from 2/25/2002 to 9/30/2002                                (.57)           9.62              (9.54)                 2
Class 529-C:
 Year ended 9/30/2004                                              (.72)          12.26               9.49                 25
 Year ended 9/30/2003                                              (.81)          11.88              33.03                 16
 Period from 2/19/2002 to 9/30/2002                                (.59)           9.62             (10.52)                 4
Class 529-E:
 Year ended 9/30/2004                                              (.79)          12.26              10.06                  3
 Year ended 9/30/2003                                              (.87)          11.88              33.73                  2
 Period from 3/15/2002 to 9/30/2002                                (.56)           9.62             (12.29)                 - (6)
Class 529-F:
 Year ended 9/30/2004                                              (.82)          12.26              10.34                  2
 Year ended 9/30/2003                                              (.90)          11.88              34.06                  1
 Period from 9/16/2002 to 9/30/2002                                (.04)           9.62              (2.23)                 - (6)




Financial highlights (1)                                            (continued)



                                                              Dividends
                                                              (from net       Net asset                           Net assets,
                                                             investment      value, end              Total      end of period
                                                                 income)      of period             return       (in millions)
Class R-1:
 Year ended 9/30/2004                                             $(.73)         $12.26               9.59%                $3
 Year ended 9/30/2003                                              (.82)          11.88              33.16                  1
 Period from 7/11/2002 to 9/30/2002                                (.21)           9.62              (1.70)                 - (6)
Class R-2:
 Year ended 9/30/2004                                              (.74)          12.26               9.63                 44
 Year ended 9/30/2003                                              (.83)          11.88              33.21                 15
 Period from 6/18/2002 to 9/30/2002                                (.27)           9.62              (8.05)                 - (6)
Class R-3:
 Year ended 9/30/2004                                              (.79)          12.26              10.05                 58
 Year ended 9/30/2003                                              (.87)          11.88              33.71                 14
 Period from 6/21/2002 to 9/30/2002                                (.28)           9.62              (6.63)                 1
Class R-4:
 Year ended 9/30/2004                                              (.83)          12.26              10.45                 24
 Year ended 9/30/2003                                              (.91)          11.88              34.17                  9
 Period from 7/19/2002 to 9/30/2002                                (.19)           9.62              (1.58)                 - (6)
Class R-5:
 Year ended 9/30/2004                                              (.87)          12.26              10.80                 74
 Year ended 9/30/2003                                              (.94)          11.88              34.61                 75
 Period from 5/15/2002 to 9/30/2002                                (.40)           9.62             (11.41)                42



FINANCIAL HIGHLIGHTS (1)

                                                                Ratio of expenses         Ratio of expenses         Ratio of
                                                            to average net assets     to average net assets       net income
                                                            before reimbursement/       after reimbursement       to average
                                                                           waiver                waiver (4)       net assets
Class A:
 Year ended 9/30/2004                                                        .67%                     .67%             7.19%
 Year ended 9/30/2003                                                        .75                      .75              8.49
 Year ended 9/30/2002                                                        .88                      .88              9.99
 Year ended 9/30/2001                                                        .83                      .83              9.75
 Year ended 9/30/2000                                                        .82                      .82              8.87
Class B:
 Year ended 9/30/2004                                                       1.46                     1.46              6.40
 Year ended 9/30/2003                                                       1.51                     1.51              7.63
 Year ended 9/30/2002                                                       1.59                     1.59              9.28
 Year ended 9/30/2001                                                       1.57                     1.57              8.75
 Period from 3/15/2000 to 9/30/2000                                         1.52 (5)                 1.52 (5)          8.18 (5)
Class C:
 Year ended 9/30/2004                                                       1.54                     1.54              6.31
 Year ended 9/30/2003                                                       1.60                     1.60              7.49
 Year ended 9/30/2002                                                       1.67                     1.67              9.21
 Period from 3/15/2001 to 9/30/2001                                         1.70 (5)                 1.70 (5)          8.54 (5)
Class F:
 Year ended 9/30/2004                                                        .79                      .78              7.05
 Year ended 9/30/2003                                                        .84                      .84              8.26
 Year ended 9/30/2002                                                        .93                      .93              9.95
 Period from 3/15/2001 to 9/30/2001                                          .93 (5)                  .93 (5)          9.32 (5)
Class 529-A:
 Year ended 9/30/2004                                                        .76                      .76              7.12
 Year ended 9/30/2003                                                        .77                      .77              8.36
 Period from 2/19/2002 to 9/30/2002                                         1.07 (5)                 1.07 (5)         10.40 (5)
Class 529-B:
 Year ended 9/30/2004                                                       1.67                     1.67              6.20
 Year ended 9/30/2003                                                       1.73                     1.73              7.36
 Period from 2/25/2002 to 9/30/2002                                         1.82 (5)                 1.82 (5)          9.67 (5)
Class 529-C:
 Year ended 9/30/2004                                                       1.66                     1.66              6.21
 Year ended 9/30/2003                                                       1.71                     1.71              7.43
 Period from 2/19/2002 to 9/30/2002                                         1.80 (5)                 1.80 (5)          9.65 (5)
Class 529-E:
 Year ended 9/30/2004                                                       1.13                     1.13              6.75
 Year ended 9/30/2003                                                       1.18                     1.18              7.94
 Period from 3/15/2002 to 9/30/2002                                         1.27 (5)                 1.27 (5)         10.45 (5)
Class 529-F:
 Year ended 9/30/2004                                                        .88                      .88              6.99
 Year ended 9/30/2003                                                        .92                      .92              7.96
 Period from 9/16/2002 to 9/30/2002                                          .05                      .05               .77




Financial highlights (1)                                            (continued)



                                                                Ratio of expenses        Ratio of expenses          Ratio of
                                                            to average net assets    to average net assets        net income
                                                            before reimbursement/     after reimbursement/        to average
                                                                           waiver               waiver (4)        net assets
Class R-1:
 Year ended 9/30/2004                                                       1.68%                    1.56%             6.32%
 Year ended 9/30/2003                                                       2.01                     1.60              7.20
 Period from 7/11/2002 to 9/30/2002                                         2.07                      .38              2.32
Class R-2:
 Year ended 9/30/2004                                                       2.10                     1.53              6.36
 Year ended 9/30/2003                                                       2.31                     1.57              7.34
 Period from 6/18/2002 to 9/30/2002                                          .85                      .48              3.17
Class R-3:
 Year ended 9/30/2004                                                       1.15                     1.14              6.76
 Year ended 9/30/2003                                                       1.28                     1.18              7.74
 Period from 6/21/2002 to 9/30/2002                                          .51                      .36              3.21
Class R-4:
 Year ended 9/30/2004                                                        .79                      .78              7.11
 Year ended 9/30/2003                                                        .86                      .83              8.13
 Period from 7/19/2002 to 9/30/2002                                         9.55                      .14              2.25
Class R-5:
 Year ended 9/30/2004                                                        .47                      .47              7.39
 Year ended 9/30/2003                                                        .52                      .52              8.77
 Period from 5/15/2002 to 9/30/2002                                          .23                      .23              4.25

                                                                             Year ended September 30
                                                                   2004       2003        2002        2001          2000

Portfolio turnover rate for all classes of shares                   39%        41%         34%         44%           46%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement share classes (except R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.
(5) Annualized.
(6) Amount less than $1 million.

See Notes to Financial Statements



REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF AMERICAN HIGH-INCOME TRUST:

We have audited the accompanying statement of assets and liabilities of American High-Income Trust (the "Fund"), including the investment portfolio, as of September 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American High-Income Trust as of September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP

Costa Mesa, California
November 9, 2004


TAX INFORMATION (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the fund's fiscal year ending September 30, 2004.

Individual shareholders are eligible for reduced tax rates on qualified dividend income. For purposes of computing the dividends eligible for reduced tax rates, $9,031,000 of the dividends paid by the fund from ordinary income earned during the fiscal year are considered qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends. For purposes of computing this exclusion, $9,384,000 of the dividends paid by the fund from ordinary income earned during the fiscal year represent qualifying dividends.

Certain states may exempt from income taxation that portion of dividends paid by the fund from ordinary income that was derived from direct U.S. government obligations. For purposes of computing this exclusion, $3,144,000 of the dividends paid by the fund from ordinary income earned during the fiscal year were derived from interest on direct U.S. government obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2005 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2004 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.










 [logo - American Funds/R/]             The right choice for the long term/(R)/




American
High-Income Trust/SM/


RETIREMENT PLAN
PROSPECTUS





December 1, 2004



TABLE OF CONTENTS
 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objectives, strategies and risks
 9    Management and organization
12    Purchase, exchange and sale of shares
14    Sales charges
16    Sales charge reductions
17    Individual Retirement Account (IRA) rollovers
18    Plans of distribution
18    Other compensation to dealers
19    Distributions and taxes
20    Financial highlights
22    Appendix





THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income and, secondarily, capital appreciation. The fund seeks to achieve these objectives by investing primarily in a broad range of higher yielding and generally lower quality debt securities that also provide an opportunity to increase in value. Typically, when an issuer's financial health improves, the value of its debt securities tends to rise.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds. The prices of and the income generated by securities owned by the fund may be affected by events specifically involving the companies issuing those securities. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                        American High-Income Trust / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 3 shows how the fund's average annual total returns for various periods compare with those of different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Past results are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1994            -5.11%
1995            20.68
1996            13.76
1997            12.20
1998             1.63
1999             7.55
2000            -3.25
2001             7.44
2002            -3.58
2003            28.87

[end bar chart]



Highest/Lowest quarterly results during this time period were:

HIGHEST                  10.04%  (quarter ended December 31, 2002)
LOWEST                   -9.06%  (quarter ended June 30, 2002)


The fund's total return for the nine months ended September 30, 2004, was 4.71%.

American High-Income Trust / Prospectus

Unlike the bar chart above, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial sales charge imposed:

     . Class A share results reflect the maximum initial sales charge of 3.75%. This charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

     .    Class R shares are sold without any initial sales charge.


Results would be higher if calculated without a sales charge.

Unlike the Investment Results table below, the Additional Investment Results table on page 7 reflects the fund's results calculated without a sales charge.


INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 2/19/88    24.07%   5.98%    7.10%        9.19%
--------------------------------------------------------------------------




                                  1 YEAR   LIFETIME/1/
-------------------------------------------------------
 CLASS R-1 -- FIRST SOLD 7/11/02  27.75%     24.38%
-------------------------------------------------------
 CLASS R-2 -- FIRST SOLD 6/18/02  27.80      18.06
-------------------------------------------------------
 CLASS R-3 -- FIRST SOLD 6/21/02  28.29      19.73
-------------------------------------------------------
 CLASS R-4 -- FIRST SOLD 7/19/02  28.73      25.71
-------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02  29.15      15.23
-------------------------------------------------------





                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)
 Credit Suisse First Boston High       27.94%   6.44%    7.30%        9.21%
 Yield Bond Index/2/
-------------------------------------------------------------------------------
 Lipper High Current Yield Bond Funds  26.36    2.92     5.25         7.30
 Index/3/
-------------------------------------------------------------------------------
 Citigroup Broad Investment-Grade       4.20    6.62     6.96         8.13
 (BIG) Bond Index/4/
-------------------------------------------------------------------------------
 Class A 30-day yield at September 30, 2004: 6.08%/5/
(For current yield information, please call American FundsLine at 800/325-3590.)
-------------------------------------------------------------------------------



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

2 Credit Suisse First Boston High Yield Bond Index is an unmanaged, trader-priced portfolio constructed to mirror the high-yield debt market. This index does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.

3 Lipper High Current Yield Bond Funds Index represents funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith Barney Broad Investment-Grade (BIG) Bond Index) represents a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage and investment-grade fixed-rate corporates with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.
5    The SEC yield reflects a fee waiver (6.06% without the waiver).

                                        American High-Income Trust / Prospectus

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------
 Maximum initial sales charge on purchases      3.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none
------------------------------------------------------------------------------



* The initial sales charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.




 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                            CLASS  CLASS  CLASS  CLASS   CLASS
                                   CLASS A   R-1    R-2    R-3    R-4     R-5
-------------------------------------------------------------------------------
 Management fees                    0.35%   0.35%  0.35%  0.35%  0.35%   0.35%
-------------------------------------------------------------------------------
 Distribution and/or service        0.22    1.00   0.75   0.50   0.25    none
 (12b-1) fees/1/
-------------------------------------------------------------------------------
 Other expenses                     0.10    0.33   1.00   0.30   0.19    0.12
-------------------------------------------------------------------------------
 Total annual fund operating        0.67    1.68   2.10   1.15   0.79    0.47
 expenses
-------------------------------------------------------------------------------
 Expense reimbursements/waivers/2/    --    0.12   0.57   0.01     --      --
-------------------------------------------------------------------------------
 Net expenses                       0.67    1.56   1.53   1.14   0.78    0.47
-------------------------------------------------------------------------------



1 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed .30%, 1.00%, .75% and .50%, respectively, of the class' average net assets annually. Class R-1 12b-1 fees are 1.00% of the class' average net assets annually.
2 Capital Research and Management Company began waiving 5% of its management fees on September 1, 2004. The waiver will continue until August 31, 2005. Capital Research and Management Company also waived management fees to reflect new rates provided under an amended investment advisory services agreement. As of the fund's last fiscal year-end, the reduction in management fees as a result of the waivers was less than .01%; however, due to rounding, there may be a difference between gross and net expense ratios for some or all share classes. In addition, Capital Research and Management Company paid a portion of the fund's transfer agent fees for certain R share classes.

American High-Income Trust / Prospectus

OTHER EXPENSES

The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to affiliated and unaffiliated entities of the fund's investment adviser providing services to retirement plans.





                        PAYMENTS TO                    PAYMENTS TO
                    AFFILIATED ENTITIES           UNAFFILIATED ENTITIES
-------------------------------------------------------------------------------
 Class A          .05% of assets or                  .05% of assets or
            $12 per participant position*      $12 per participant position*
-------------------------------------------------------------------------------
 Class R-1          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2   $27 per participant position              .25% of assets
                 plus .15% of assets
-------------------------------------------------------------------------------
 Class R-3   $12 per participant position              .15% of assets
                 plus .10% of assets
 Class R-4          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5          .05% of assets                     .05% of assets
-------------------------------------------------------------------------------


* Payment amount depends on the date upon which services commenced.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------
 Class A/1/,/2/                  $441    $581     $734      $1,178
--------------------------------------------------------------------
 Class R-1/2/                     159     493      850       1,856
--------------------------------------------------------------------
 Class R-2/2/                     156     483      834       1,824
--------------------------------------------------------------------
 Class R-3/2/                     116     362      628       1,386
--------------------------------------------------------------------
 Class R-4/2/                      80     249      433         966
--------------------------------------------------------------------
 Class R-5/2/                      48     151      263         591
--------------------------------------------------------------------

1    Reflects the maximum initial sales charge in the first year.

2    Reflects reimbursements/waivers by Capital Research and Management Company.

                                        American High-Income Trust / Prospectus

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation. The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba or below by Moody's Investors Service, Inc., or BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality), including those of non-U.S. issuers. The fund may also invest in equity securities that provide an opportunity for capital appreciation.

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.


The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objectives in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional  judgment of its investment  adviser to make
decisions  about  the  fund's  portfolio   investments.   The  basic  investment
philosophy of the investment adviser is to seek to invest in attractively

American High-Income Trust / Prospectus
valued securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent attractive investment opportunities.


ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.



 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
                                   1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
 CLASS A -- FIRST SOLD 2/19/88     28.87%   6.79%    7.51%        9.45%
-------------------------------------------------------------------------------


                                   1 YEAR   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS R-1 -- FIRST SOLD 7/11/02   27.75%     24.38%
-------------------------------------------------------------------------------
 CLASS R-2 -- FIRST SOLD 6/18/02   27.80      18.06
-------------------------------------------------------------------------------
 CLASS R-3 -- FIRST SOLD 6/21/02   28.29      19.73
-------------------------------------------------------------------------------
 CLASS R-4 -- FIRST SOLD 7/19/02   28.73      25.71
-------------------------------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02   29.15      15.23
-------------------------------------------------------------------------------


                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/1/
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)
 Credit Suisse First Boston High   27.94%    6.44%      7.30%        9.21%
 Yield Bond Index/2/
-------------------------------------------------------------------------------
 Lipper High Current Yield Bond    26.36     2.92       5.25         7.30
 Funds Index/3/
-------------------------------------------------------------------------------
 Citigroup Broad Investment-Grade   4.20     6.62       6.96         8.13
 (BIG) Bond Index/4/
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2003: 6.85%/5/
(For current  distribution rate information,  please call American  FundsLine at
800/325-3590.)
-------------------------------------------------------------------------------



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

2 Credit Suisse First Boston High Yield Bond Index is an unmanaged, trader-priced portfolio constructed to mirror the high-yield debt market. This index does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.

3 Lipper High Current Yield Bond Funds Index represents funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith Barney Broad Investment-Grade (BIG) Bond Index) represents a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage and investment-grade fixed-rate corporates with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.

5 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

                                        American High-Income Trust / Prospectus

HOLDINGS BY INVESTMENT TYPE AS OF SEPTEMBER 30, 2004

[begin pie chart]

U.S. corporate bonds                            74.7%
Non-U.S. corporate bonds                        14.7
Non-U.S. government bonds                        3.0
Common stocks & warrants                         1.6
U.S. government obligations                      0.7
Other                                            0.8
Cash & equivalents                               4.5

[end pie chart]

HOLDINGS OF DEBT SECURITIES BY QUALITY CATEGORY AS OF SEPTEMBER 30, 2004 See the appendix for a description of quality ratings.

[begin pie chart]

U.S. government/federal agency obligations       0.9%
A/A                                              2.9
Baa/BBB                                          9.5
Ba/BB                                           26.7
B/B                                             44.4
Caa/CCC                                          8.9
Ca/CC or lower                                   0.6
Other                                            1.6
Cash & equivalents                               4.5

[end pie chart]


Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at americanfunds.com.

American High-Income Trust / Prospectus

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 135 South State College Boulevard, Brea, California 92821. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund."

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's equity and/or fixed-income portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions. However, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser.

                                        American High-Income Trust / Prospectus

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

INVESTMENT METHODOLOGY

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are made within the parameters established by the fund's objective(s), policies and restrictions under the oversight of Capital Research and Management Company's Investment Committee.

COMPENSATION OF INVESTMENT PROFESSIONALS

Portfolio counselors and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual's portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns over a four-year period to relevant benchmarks. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry indexes reflecting their areas of expertise. Capital Research and Management Company also separately compensates analysts for the quality of their research efforts.

American High-Income Trust / Prospectus

The primary individual portfolio counselors for American High-Income Trust are:




 PORTFOLIO COUNSELOR/          PORTFOLIO COUNSELOR      PRIMARY TITLE WITH INVESTMENT ADVISER
 FUND TITLE (IF APPLICABLE)   EXPERIENCE IN THIS FUND   (OR AFFILIATE) AND INVESTMENT EXPERIENCE
--------------------------------------------------------------------------------------------------------
 ABNER D. GOLDSTINE                  7 years            Senior Vice President and Director, Capital
 Vice Chairman of the                                   Research and Management Company
 Board and Trustee
                                                        Investment professional for 53 years in total;
                                                        37 years with Capital Research and Management
                                                        Company or affiliate
--------------------------------------------------------------------------------------------------------
 DAVID C. BARCLAY                    15 years           Senior Vice President, Capital Research and
 President and                                          Management Company
 Trustee
                                                        Investment professional for 23 years in total;
                                                        17 years with Capital Research and Management
                                                        Company or affiliate
--------------------------------------------------------------------------------------------------------
 SUSAN M. TOLSON                     11 years           Senior Vice President, Capital Research Company
 Senior Vice President
                                                        Investment professional for 16 years in total;
                                                        15 years with Capital Research and Management
                                                        Company or affiliate
--------------------------------------------------------------------------------------------------------

                                        American High-Income Trust / Prospectus

PURCHASE, EXCHANGE AND SALE OF SHARES

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.


Class A shares are generally not available for retirement plans using the PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica/(R)/ accounts. CollegeAmerica is sponsored by and is a registered trademark of the Virginia College Savings Plan,/SM /an agency of the Commonwealth of Virginia.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES, INCLUDING THOSE THAT ARE PART OF EXCHANGE ACTIVITY, THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.


THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.

American High-Income Trust / Prospectus

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in other American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. Use of these procedures is intended to result in more appropriate net asset values.


Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

                                        American High-Income Trust / Prospectus

SALES CHARGES

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.




                                         SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------
 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------



The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:


     . investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

     . Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds.

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

American High-Income Trust / Prospectus

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

EMPLOYER-SPONSORED RETIREMENT PLANS

Employer-sponsored retirement plans not currently invested in Class A shares and wishing to invest without a sales charge are not eligible to purchase Class A shares. Such plans may invest only in Class R shares.

Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not currently invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

Employer-sponsored retirement plans not currently invested in Class A shares are not eligible to establish a statement of intention to purchase $1 million or more of American Funds shares in order to qualify to purchase without a sales charge. More information about statements of intention can be found under "Sales charge reductions."

Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, may continue to purchase Class A shares without any initial or contingent deferred sales charge.


CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually an asset-based compensation of 1.00% for sales of Class R-1 shares, .75% for Class R-2 shares, .50% for Class R-3 shares and .25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

                                        American High-Income Trust / Prospectus

SALES CHARGE REDUCTIONS

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.


REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

CONCURRENT PURCHASES

Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

RIGHTS OF ACCUMULATION

The current value of existing holdings in any class of shares of the American Funds may be taken into account to determine your Class A sales charge. The current value of existing investments in an American Legacy/(R)/ Retirement Investment Plan may also be taken into account to determine your Class A sales charge.

STATEMENT OF INTENTION

You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows all American Funds non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge; however, investments made under a right of reinvestment, appreciation of your investment, and reinvested dividends and capital gains do not apply toward these combined purchases. At the request of a plan, purchases made during the previous 90 days may be included. A portion of the account may be held in escrow to cover additional Class A sales charges that may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.

American High-Income Trust / Prospectus

RIGHT OF REINVESTMENT

Please see the "Sales" section of "Purchase, exchange and sale of shares" above for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR FINANCIAL ADVISER.


INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information. No dealer commissions will be paid on rollovers to American Funds money market funds.

In addition, an IRA rollover plan involving assets of a retirement plan that offered an investment option managed by any affiliate of The Capital Group Companies, including any of the American Funds, may be eligible to be invested in Class A shares at net asset value. These investments in Class A shares will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees but will not generate dealer commissions.

                                        American High-Income Trust / Prospectus

PLANS OF DISTRIBUTION

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's Board of Trustees. The plans provide for annual expenses of up to .30% for Class A shares, 1.00% for Class R-1 shares and up to 1.00%, .75% and .50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds
Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the American Funds.

American High-Income Trust / Prospectus

DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company.


Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All  dividends  and  capital  gain   distributions   paid  to  retirement   plan
shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.


TAXES ON TRANSACTIONS

Generally, exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. Distributions taken from a retirement plan account, however, generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                        American High-Income Trust / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.



                                                               INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/


                                                                         Net gains
                                             Net asset                   (losses) on                     Dividends
                                              value,        Net          securities        Total from    (from net      Net asset
                                             beginning   investment     (both realized     investment    investment     value, end
                                             of period     income       and unrealized)    operations      income       of period
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2004                          $11.88       $ .87          $  .35          $ 1.22         $  (.84)       $12.26
Year ended 9/30/2003                            9.62         .93            2.25            3.18            (.92)        11.88
Year ended 9/30/2002                           11.27        1.08           (1.65)           (.57)          (1.08)         9.62
Year ended 9/30/2001                           12.93        1.20           (1.61)           (.41)          (1.25)        11.27
Year ended 9/30/2000                           13.52        1.18            (.48)            .70           (1.29)        12.93
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2004                           11.88         .76             .35            1.11            (.73)        12.26
Year ended 9/30/2003                            9.62         .83            2.25            3.08            (.82)        11.88
Period from 7/11/2002 to 9/30/2002             10.00         .23            (.40)           (.17)           (.21)         9.62
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2004                           11.88         .77             .35            1.12            (.74)        12.26
Year ended 9/30/2003                            9.62         .84            2.25            3.09            (.83)        11.88
Period from 6/18/2002 to 9/30/2002             10.76         .31           (1.18)           (.87)           (.27)         9.62
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 9/30/2004                           11.88         .82             .35            1.17            (.79)        12.26
Year ended 9/30/2003                            9.62         .88            2.25            3.13            (.87)        11.88
Period from 6/21/2002 to 9/30/2002             10.60         .31           (1.01)           (.70)           (.28)         9.62
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 9/30/2004                          $11.88       $ .86          $  .35          $ 1.21          $ (.83)      $ 12.26
Year ended 9/30/2003                            9.62         .92            2.25            3.17            (.91)        11.88
Period from 7/19/2002 to 9/30/2002              9.97         .22            (.38)           (.16)           (.19)         9.62
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2004                           11.88         .90             .35            1.25            (.87)        12.26
Year ended 9/30/2003                            9.62         .95            2.25            3.20            (.94)        11.88
Period from 5/15/2002 to 9/30/2002             11.30         .42           (1.70)          (1.28)           (.40)         9.62
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                           Ratio of         Ratio of
                                                                                           expenses         expenses
                                                                                          to average       to average       Ratio
                                                                       Net assets,        net assets       net assets      of net
                                                                         end of              before          after        income to
                                                    Total              period (in        reimbursements/  reimbursements/   average
                                                   return/3/            millions)           waivers        waivers/4/    net assets
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 9/30/2004                               10.57%              $6,920                 .67%           .67%           7.19%
Year ended 9/30/2003                               34.30                6,235                 .75            .75            8.49
Year ended 9/30/2002                               (5.88)               3,327                 .88            .88            9.99
Year ended 9/30/2001                               (3.44)               2,936                 .83            .83            9.75
Year ended 9/30/2000                                5.29                2,788                 .82            .82            8.87
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2004                               9.59                     3                1.68           1.56            6.32
Year ended 9/30/2003                              33.16                     1                2.01           1.60            7.20
Period from 7/11/2002 to 9/30/2002                (1.70)                   --/5/             2.07            .38            2.32
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2004                               9.63                    44                2.10           1.53            6.36
Year ended 9/30/2003                              33.21                    15                2.31           1.57            7.34
Period from 6/18/2002 to 9/30/2002                (8.05)                   --/5/              .85            .48            3.17
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 9/30/2004                              10.05                    58                1.15           1.14            6.76
Year ended 9/30/2003                              33.71                    14                1.28           1.18            7.74
Period from 6/21/2002 to 9/30/2002                (6.63)                    1                 .51            .36            3.21
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 9/30/2004                              10.45%               $   24                 .79%           .78%           7.11%
Year ended 9/30/2003                              34.17                     9                 .86            .83            8.13
Period from 7/19/2002 to 9/30/2002                (1.58)                   --/5/             9.55            .14            2.25
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2004                              10.80                    74                 .47            .47            7.39
Year ended 9/30/2003                              34.61                    75                 .52            .52            8.77
Period from 5/15/2002 to 9/30/2002               (11.41)                   42                 .23            .23            4.25

American High-Income Trust / Prospectus

                                         YEAR ENDED SEPTEMBER 30
                           2004       2003       2002       2001       2000
-------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
 RATE FOR ALL CLASSES      39%        41%        34%        44%        46%
 OF SHARES


1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2    Based on average shares outstanding.

3    Total returns exclude all sales charges.

4 The ratios in this column reflect the impact, if any, of certain reimbursements/waivers by Capital Research and Management Company. See the Annual Fund Operating Expenses table under "Fees and expenses of the fund" and the audited financial statements in the fund's annual report for more information.
5    Amount less than $1 million.



                                        American High-Income Trust / Prospectus

APPENDIX



MOODY'S

LONG-TERM RATING DEFINITIONS

Aaa -- Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa -- Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A -- Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa --  Obligations  rated Baa are subject to  moderate  credit  risk.  They are
considered   medium-grade   and  as  such  may   possess   certain   speculative
characteristics.

Ba -- Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B -- Obligations rated B are considered speculative and are subject to high credit risk.

Caa -- Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca -- Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C -- Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.



Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.



STANDARD & POOR'S CORPORATION
LONG-TERM ISSUE CREDIT RATINGS

AAA -- An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.

American High-Income Trust / Prospectus

However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


BB, B, CCC, CC, AND C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC -- An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D -- An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


PLUS (+) OR MINUS (-)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                        American High-Income Trust / Prospectus

NOTES


                                       24

American High-Income Trust / Prospectus

NOTES

                                        American High-Income Trust / Prospectus

NOTES


                                       26

American High-Income Trust / Prospectus

NOTES

                                        American High-Income Trust / Prospectus

[logo - American Funds/R/]              The right choice for the long term/(R)/


FOR SHAREHOLDER SERVICES         American Funds Service Company
                                 800/421-0180

FOR RETIREMENT PLAN SERVICES     Call your employer or plan administrator

FOR DEALER SERVICES              American Funds Distributors
                                 800/421-9900
                                 americanfunds.com

FOR 24-HOUR INFORMATION          For Class R share information, visit
                                 AmericanFundsRetirement.com

Telephone   conversations   may  be  recorded  or  monitored  for  verification,
recordkeeping and quality-assurance purposes.
--------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies, and the independent registered public accounting firm's report (in the annual report.)

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. The SAI is also available on americanfunds.com.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to receive a free copy of the SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.






[logo - recycled bug]




Printed on recycled paper
RPGEPR-921-1204 Litho in USA CGD/B/8025    Investment Company File No. 811-5364
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management     Capital International
            Capital Guardian             Capital Bank and Trust




THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ JULIE F. WILLIAMS
    JULIE F. WILLIAMS
    SECRETARY









[logo - American Funds/R/]              The right choice for the long term/(R)/




American
High-Income Trust/SM/


RETIREMENT PLAN
PROSPECTUS





December 1, 2004



TABLE OF CONTENTS
 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objectives, strategies and risks
 9    Management and organization
12    Purchase, exchange and sale of shares
14    Sales charges
16    Sales charge reductions
17    Individual Retirement Account (IRA) rollovers
18    Plans of distribution
18    Other compensation to dealers
19    Distributions and taxes
20    Financial highlights
22    Appendix





THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income and, secondarily, capital appreciation. The fund seeks to achieve these objectives by investing primarily in a broad range of higher yielding and generally lower quality debt securities that also provide an opportunity to increase in value. Typically, when an issuer's financial health improves, the value of its debt securities tends to rise.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds. The prices of and the income generated by securities owned by the fund may be affected by events specifically involving the companies issuing those securities. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                        American High-Income Trust / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 3 shows how the fund's average annual total returns for various periods compare with those of different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Past results are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1994            -5.11%
1995            20.68
1996            13.76
1997            12.20
1998             1.63
1999             7.55
2000            -3.25
2001             7.44
2002            -3.58
2003            28.87

[end bar chart]



Highest/Lowest quarterly results during this time period were:

HIGHEST                  10.04%  (quarter ended December 31, 2002)
LOWEST                   -9.06%  (quarter ended June 30, 2002)


The fund's total return for the nine months ended September 30, 2004, was 4.71%.

American High-Income Trust / Prospectus

Unlike the bar chart above, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial sales charge imposed:

     . Class A share results reflect the maximum initial sales charge of 3.75%. This charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

     .    Class R shares are sold without any initial sales charge.


Results would be higher if calculated without a sales charge.

Unlike the Investment Results table below, the Additional Investment Results table on page 7 reflects the fund's results calculated without a sales charge.


INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 2/19/88    24.07%   5.98%    7.10%        9.19%
--------------------------------------------------------------------------




                                  1 YEAR   LIFETIME/1/
-------------------------------------------------------
 CLASS R-1 -- FIRST SOLD 7/11/02  27.75%     24.38%
-------------------------------------------------------
 CLASS R-2 -- FIRST SOLD 6/18/02  27.80      18.06
-------------------------------------------------------
 CLASS R-3 -- FIRST SOLD 6/21/02  28.29      19.73
-------------------------------------------------------
 CLASS R-4 -- FIRST SOLD 7/19/02  28.73      25.71
-------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02  29.15      15.23
-------------------------------------------------------





                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)
 Credit Suisse First Boston High       27.94%   6.44%    7.30%        9.21%
 Yield Bond Index/2/
-------------------------------------------------------------------------------
 Lipper High Current Yield Bond Funds  26.36    2.92     5.25         7.30
 Index/3/
-------------------------------------------------------------------------------
 Citigroup Broad Investment-Grade       4.20    6.62     6.96         8.13
 (BIG) Bond Index/4/
-------------------------------------------------------------------------------
 Class A 30-day yield at September 30, 2004: 6.08%/5/
(For current yield information, please call American FundsLine at 800/325-3590.)
-------------------------------------------------------------------------------



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

2 Credit Suisse First Boston High Yield Bond Index is an unmanaged, trader-priced portfolio constructed to mirror the high-yield debt market. This index does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.

3 Lipper High Current Yield Bond Funds Index represents funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith Barney Broad Investment-Grade (BIG) Bond Index) represents a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage and investment-grade fixed-rate corporates with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.
5    The SEC yield reflects a fee waiver (6.06% without the waiver).

                                        American High-Income Trust / Prospectus

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------
 Maximum initial sales charge on purchases      3.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none
------------------------------------------------------------------------------



* The initial sales charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.




 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                            CLASS  CLASS  CLASS  CLASS   CLASS
                                   CLASS A   R-1    R-2    R-3    R-4     R-5
-------------------------------------------------------------------------------
 Management fees                    0.35%   0.35%  0.35%  0.35%  0.35%   0.35%
-------------------------------------------------------------------------------
 Distribution and/or service        0.22    1.00   0.75   0.50   0.25    none
 (12b-1) fees/1/
-------------------------------------------------------------------------------
 Other expenses                     0.10    0.33   1.00   0.30   0.19    0.12
-------------------------------------------------------------------------------
 Total annual fund operating        0.67    1.68   2.10   1.15   0.79    0.47
 expenses
-------------------------------------------------------------------------------
 Expense reimbursements/waivers/2/    --    0.12   0.57   0.01     --      --
-------------------------------------------------------------------------------
 Net expenses                       0.67    1.56   1.53   1.14   0.78    0.47
-------------------------------------------------------------------------------



1 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed .30%, 1.00%, .75% and .50%, respectively, of the class' average net assets annually. Class R-1 12b-1 fees are 1.00% of the class' average net assets annually.
2 Capital Research and Management Company began waiving 5% of its management fees on September 1, 2004. The waiver will continue until August 31, 2005. Capital Research and Management Company also waived management fees to reflect new rates provided under an amended investment advisory services agreement. As of the fund's last fiscal year-end, the reduction in management fees as a result of the waivers was less than .01%; however, due to rounding, there may be a difference between gross and net expense ratios for some or all share classes. In addition, Capital Research and Management Company paid a portion of the fund's transfer agent fees for certain R share classes.

American High-Income Trust / Prospectus

OTHER EXPENSES

The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to affiliated and unaffiliated entities of the fund's investment adviser providing services to retirement plans.





                        PAYMENTS TO                    PAYMENTS TO
                    AFFILIATED ENTITIES           UNAFFILIATED ENTITIES
-------------------------------------------------------------------------------
 Class A          .05% of assets or                  .05% of assets or
            $12 per participant position*      $12 per participant position*
-------------------------------------------------------------------------------
 Class R-1          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2   $27 per participant position              .25% of assets
                 plus .15% of assets
-------------------------------------------------------------------------------
 Class R-3   $12 per participant position              .15% of assets
                 plus .10% of assets
 Class R-4          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5          .05% of assets                     .05% of assets
-------------------------------------------------------------------------------


* Payment amount depends on the date upon which services commenced.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------
 Class A/1/,/2/                  $441    $581     $734      $1,178
--------------------------------------------------------------------
 Class R-1/2/                     159     493      850       1,856
--------------------------------------------------------------------
 Class R-2/2/                     156     483      834       1,824
--------------------------------------------------------------------
 Class R-3/2/                     116     362      628       1,386
--------------------------------------------------------------------
 Class R-4/2/                      80     249      433         966
--------------------------------------------------------------------
 Class R-5/2/                      48     151      263         591
--------------------------------------------------------------------

1    Reflects the maximum initial sales charge in the first year.

2    Reflects reimbursements/waivers by Capital Research and Management Company.

                                        American High-Income Trust / Prospectus

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation. The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba or below by Moody's Investors Service, Inc., or BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality), including those of non-U.S. issuers. The fund may also invest in equity securities that provide an opportunity for capital appreciation.

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.


The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objectives in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional  judgment of its investment  adviser to make
decisions  about  the  fund's  portfolio   investments.   The  basic  investment
philosophy of the investment adviser is to seek to invest in attractively

American High-Income Trust / Prospectus
valued securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent attractive investment opportunities.


ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.



 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
                                   1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
 CLASS A -- FIRST SOLD 2/19/88     28.87%   6.79%    7.51%        9.45%
-------------------------------------------------------------------------------


                                   1 YEAR   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS R-1 -- FIRST SOLD 7/11/02   27.75%     24.38%
-------------------------------------------------------------------------------
 CLASS R-2 -- FIRST SOLD 6/18/02   27.80      18.06
-------------------------------------------------------------------------------
 CLASS R-3 -- FIRST SOLD 6/21/02   28.29      19.73
-------------------------------------------------------------------------------
 CLASS R-4 -- FIRST SOLD 7/19/02   28.73      25.71
-------------------------------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02   29.15      15.23
-------------------------------------------------------------------------------


                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/1/
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)
 Credit Suisse First Boston High   27.94%    6.44%      7.30%        9.21%
 Yield Bond Index/2/
-------------------------------------------------------------------------------
 Lipper High Current Yield Bond    26.36     2.92       5.25         7.30
 Funds Index/3/
-------------------------------------------------------------------------------
 Citigroup Broad Investment-Grade   4.20     6.62       6.96         8.13
 (BIG) Bond Index/4/
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2003: 6.85%/5/
(For current  distribution rate information,  please call American  FundsLine at
800/325-3590.)
-------------------------------------------------------------------------------



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

2 Credit Suisse First Boston High Yield Bond Index is an unmanaged, trader-priced portfolio constructed to mirror the high-yield debt market. This index does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.

3 Lipper High Current Yield Bond Funds Index represents funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith Barney Broad Investment-Grade (BIG) Bond Index) represents a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage and investment-grade fixed-rate corporates with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.

5 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

                                        American High-Income Trust / Prospectus

HOLDINGS BY INVESTMENT TYPE AS OF SEPTEMBER 30, 2004

[begin pie chart]

U.S. corporate bonds                            74.7%
Non-U.S. corporate bonds                        14.7
Non-U.S. government bonds                        3.0
Common stocks & warrants                         1.6
U.S. government obligations                      0.7
Other                                            0.8
Cash & equivalents                               4.5

[end pie chart]

HOLDINGS OF DEBT SECURITIES BY QUALITY CATEGORY AS OF SEPTEMBER 30, 2004 See the appendix for a description of quality ratings.

[begin pie chart]

U.S. government/federal agency obligations       0.9%
A/A                                              2.9
Baa/BBB                                          9.5
Ba/BB                                           26.7
B/B                                             44.4
Caa/CCC                                          8.9
Ca/CC or lower                                   0.6
Other                                            1.6
Cash & equivalents                               4.5

[end pie chart]


Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at americanfunds.com.

American High-Income Trust / Prospectus

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 135 South State College Boulevard, Brea, California 92821. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund."

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's equity and/or fixed-income portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions. However, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser.

                                        American High-Income Trust / Prospectus

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

INVESTMENT METHODOLOGY

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are made within the parameters established by the fund's objective(s), policies and restrictions under the oversight of Capital Research and Management Company's Investment Committee.

COMPENSATION OF INVESTMENT PROFESSIONALS

Portfolio counselors and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual's portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns over a four-year period to relevant benchmarks. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry indexes reflecting their areas of expertise. Capital Research and Management Company also separately compensates analysts for the quality of their research efforts.

American High-Income Trust / Prospectus

The primary individual portfolio counselors for American High-Income Trust are:




 PORTFOLIO COUNSELOR/          PORTFOLIO COUNSELOR      PRIMARY TITLE WITH INVESTMENT ADVISER
 FUND TITLE (IF APPLICABLE)   EXPERIENCE IN THIS FUND   (OR AFFILIATE) AND INVESTMENT EXPERIENCE
--------------------------------------------------------------------------------------------------------
 ABNER D. GOLDSTINE                  7 years            Senior Vice President and Director, Capital
 Vice Chairman of the                                   Research and Management Company
 Board and Trustee
                                                        Investment professional for 53 years in total;
                                                        37 years with Capital Research and Management
                                                        Company or affiliate
--------------------------------------------------------------------------------------------------------
 DAVID C. BARCLAY                    15 years           Senior Vice President, Capital Research and
 President and                                          Management Company
 Trustee
                                                        Investment professional for 23 years in total;
                                                        17 years with Capital Research and Management
                                                        Company or affiliate
--------------------------------------------------------------------------------------------------------
 SUSAN M. TOLSON                     11 years           Senior Vice President, Capital Research Company
 Senior Vice President
                                                        Investment professional for 16 years in total;
                                                        15 years with Capital Research and Management
                                                        Company or affiliate
--------------------------------------------------------------------------------------------------------

                                        American High-Income Trust / Prospectus

PURCHASE, EXCHANGE AND SALE OF SHARES

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.


Class A shares are generally not available for retirement plans using the PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica/(R)/ accounts. CollegeAmerica is sponsored by and is a registered trademark of the Virginia College Savings Plan,/SM /an agency of the Commonwealth of Virginia.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES, INCLUDING THOSE THAT ARE PART OF EXCHANGE ACTIVITY, THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.


THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.

American High-Income Trust / Prospectus

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in other American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. Use of these procedures is intended to result in more appropriate net asset values.


Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

                                        American High-Income Trust / Prospectus

SALES CHARGES

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.




                                         SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------
 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------



The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:


     . investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

     . Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds.

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

American High-Income Trust / Prospectus

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

EMPLOYER-SPONSORED RETIREMENT PLANS

Employer-sponsored retirement plans not currently invested in Class A shares and wishing to invest without a sales charge are not eligible to purchase Class A shares. Such plans may invest only in Class R shares.

Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not currently invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

Employer-sponsored retirement plans not currently invested in Class A shares are not eligible to establish a statement of intention to purchase $1 million or more of American Funds shares in order to qualify to purchase without a sales charge. More information about statements of intention can be found under "Sales charge reductions."

Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, may continue to purchase Class A shares without any initial or contingent deferred sales charge.


CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually an asset-based compensation of 1.00% for sales of Class R-1 shares, .75% for Class R-2 shares, .50% for Class R-3 shares and .25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

                                        American High-Income Trust / Prospectus

SALES CHARGE REDUCTIONS

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.


REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

CONCURRENT PURCHASES

Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

RIGHTS OF ACCUMULATION

The current value of existing holdings in any class of shares of the American Funds may be taken into account to determine your Class A sales charge. The current value of existing investments in an American Legacy/(R)/ Retirement Investment Plan may also be taken into account to determine your Class A sales charge.

STATEMENT OF INTENTION

You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows all American Funds non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge; however, investments made under a right of reinvestment, appreciation of your investment, and reinvested dividends and capital gains do not apply toward these combined purchases. At the request of a plan, purchases made during the previous 90 days may be included. A portion of the account may be held in escrow to cover additional Class A sales charges that may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.

American High-Income Trust / Prospectus

RIGHT OF REINVESTMENT

Please see the "Sales" section of "Purchase, exchange and sale of shares" above for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR FINANCIAL ADVISER.


INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information. No dealer commissions will be paid on rollovers to American Funds money market funds.

In addition, an IRA rollover plan involving assets of a retirement plan that offered an investment option managed by any affiliate of The Capital Group Companies, including any of the American Funds, may be eligible to be invested in Class A shares at net asset value. These investments in Class A shares will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees but will not generate dealer commissions.

                                        American High-Income Trust / Prospectus

PLANS OF DISTRIBUTION

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's Board of Trustees. The plans provide for annual expenses of up to .30% for Class A shares, 1.00% for Class R-1 shares and up to 1.00%, .75% and .50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds
Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the American Funds.

American High-Income Trust / Prospectus

DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company.


Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All  dividends  and  capital  gain   distributions   paid  to  retirement   plan
shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.


TAXES ON TRANSACTIONS

Generally, exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. Distributions taken from a retirement plan account, however, generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                        American High-Income Trust / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.



                                                               INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/


                                                                         Net gains
                                             Net asset                   (losses) on                     Dividends
                                              value,        Net          securities        Total from    (from net      Net asset
                                             beginning   investment     (both realized     investment    investment     value, end
                                             of period     income       and unrealized)    operations      income       of period
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2004                          $11.88       $ .87          $  .35          $ 1.22         $  (.84)       $12.26
Year ended 9/30/2003                            9.62         .93            2.25            3.18            (.92)        11.88
Year ended 9/30/2002                           11.27        1.08           (1.65)           (.57)          (1.08)         9.62
Year ended 9/30/2001                           12.93        1.20           (1.61)           (.41)          (1.25)        11.27
Year ended 9/30/2000                           13.52        1.18            (.48)            .70           (1.29)        12.93
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2004                           11.88         .76             .35            1.11            (.73)        12.26
Year ended 9/30/2003                            9.62         .83            2.25            3.08            (.82)        11.88
Period from 7/11/2002 to 9/30/2002             10.00         .23            (.40)           (.17)           (.21)         9.62
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2004                           11.88         .77             .35            1.12            (.74)        12.26
Year ended 9/30/2003                            9.62         .84            2.25            3.09            (.83)        11.88
Period from 6/18/2002 to 9/30/2002             10.76         .31           (1.18)           (.87)           (.27)         9.62
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 9/30/2004                           11.88         .82             .35            1.17            (.79)        12.26
Year ended 9/30/2003                            9.62         .88            2.25            3.13            (.87)        11.88
Period from 6/21/2002 to 9/30/2002             10.60         .31           (1.01)           (.70)           (.28)         9.62
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 9/30/2004                          $11.88       $ .86          $  .35          $ 1.21          $ (.83)        12.26
Year ended 9/30/2003                            9.62         .92            2.25            3.17            (.91)        11.88
Period from 7/19/2002 to 9/30/2002              9.97         .22            (.38)           (.16)           (.19)         9.62
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2004                           11.88         .90             .35            1.25            (.87)        12.26
Year ended 9/30/2003                            9.62         .95            2.25            3.20            (.94)        11.88
Period from 5/15/2002 to 9/30/2002             11.30         .42           (1.70)          (1.28)           (.40)         9.62
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                           Ratio of         Ratio of
                                                                                           expenses         expenses
                                                                                          to average       to average       Ratio
                                                                       Net assets,        net assets       net assets      of net
                                                                         end of              before          after        income to
                                                    Total              period (in        reimbursements/  reimbursements/   average
                                                   return/3/            millions)           waivers        waivers/4/    net assets
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 9/30/2004                               10.57%              $6,920                 .67%           .67%           7.19%
Year ended 9/30/2003                               34.30                6,235                 .75            .75            8.49
Year ended 9/30/2002                               (5.88)               3,327                 .88            .88            9.99
Year ended 9/30/2001                               (3.44)               2,936                 .83            .83            9.75
Year ended 9/30/2000                                5.29                2,788                 .82            .82            8.87
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2004                               9.59                     3                1.68           1.56            6.32
Year ended 9/30/2003                              33.16                     1                2.01           1.60            7.20
Period from 7/11/2002 to 9/30/2002                (1.70)                   --/5/             2.07            .38            2.32
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2004                               9.63                    44                2.10           1.53            6.36
Year ended 9/30/2003                              33.21                    15                2.31           1.57            7.34
Period from 6/18/2002 to 9/30/2002                (8.05)                   --/5/              .85            .48            3.17
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 9/30/2004                              10.05                    58                1.15           1.14            6.76
Year ended 9/30/2003                              33.71                    14                1.28           1.18            7.74
Period from 6/21/2002 to 9/30/2002                (6.63)                    1                 .51            .36            3.21
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 9/30/2004                              10.45%               $   24                 .79%           .78%           7.11%
Year ended 9/30/2003                              34.17                     9                 .86            .83            8.13
Period from 7/19/2002 to 9/30/2002                (1.58)                   --/5/             9.55            .14            2.25
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2004                              10.80                    74                 .47            .47            7.39
Year ended 9/30/2003                              34.61                    75                 .52            .52            8.77
Period from 5/15/2002 to 9/30/2002               (11.41)                   42                 .23            .23            4.25

American High-Income Trust / Prospectus

                                         YEAR ENDED SEPTEMBER 30
                           2004       2003       2002       2001       2000
-------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
 RATE FOR ALL CLASSES      39%        41%        34%        44%        46%
 OF SHARES


1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2    Based on average shares outstanding.

3    Total returns exclude all sales charges.

4 The ratios in this column reflect the impact, if any, of certain reimbursements/waivers by Capital Research and Management Company. See the Annual Fund Operating Expenses table under "Fees and expenses of the fund" and the audited financial statements in the fund's annual report for more information.
5    Amount less than $1 million.



                                        American High-Income Trust / Prospectus

APPENDIX



MOODY'S

LONG-TERM RATING DEFINITIONS

Aaa -- Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa -- Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A -- Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa --  Obligations  rated Baa are subject to  moderate  credit  risk.  They are
considered   medium-grade   and  as  such  may   possess   certain   speculative
characteristics.

Ba -- Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B -- Obligations rated B are considered speculative and are subject to high credit risk.

Caa -- Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca -- Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C -- Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.



Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.



STANDARD & POOR'S CORPORATION
LONG-TERM ISSUE CREDIT RATINGS

AAA -- An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.

American High-Income Trust / Prospectus

However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


BB, B, CCC, CC, AND C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC -- An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D -- An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


PLUS (+) OR MINUS (-)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                        American High-Income Trust / Prospectus

NOTES


                                       24

American High-Income Trust / Prospectus

NOTES

                                        American High-Income Trust / Prospectus

NOTES


                                       26

American High-Income Trust / Prospectus

NOTES

                                        American High-Income Trust / Prospectus

[logo - American Funds/R/]              The right choice for the long term/(R)/


FOR SHAREHOLDER SERVICES         American Funds Service Company
                                 800/421-0180

FOR RETIREMENT PLAN SERVICES     Call your employer or plan administrator

FOR DEALER SERVICES              American Funds Distributors
                                 800/421-9900
                                 americanfunds.com

FOR 24-HOUR INFORMATION          For Class R share information, visit
                                 AmericanFundsRetirement.com

Telephone   conversations   may  be  recorded  or  monitored  for  verification,
recordkeeping and quality-assurance purposes.
--------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies, and the independent registered public accounting firm's report (in the annual report.)

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. The SAI is also available on americanfunds.com.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to receive a free copy of the SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.






[logo - recycled bug]




Printed on recycled paper
RPGEPR-921-1204 Litho in USA CGD/B/8025    Investment Company File No. 811-5364
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management     Capital International
            Capital Guardian             Capital Bank and Trust






                           American High-Income Trust

                                     Part C
                                Other Information


Item 22.  Exhibits for  Registration  Statement
          (1940 Act No. 811-5364 and 1933 Act. No. 33-17917)

(a) Declaration of Trust and Certificate of Amendment of Declaration of Trust - previously filed (see P/E Amendment No.14 filed 11/26/97); and Establishment and Designation of Additional Classes of Shares of Beneficial Interest - previously filed (see P/E Amendment No. 18 filed 3/10/00; No. 20 filed 3/9/01; No. 22 filed 2/13/02)

(b)  By-laws as amended 6/15/04

(c) Form of share certificate - previously filed (see P/E Amendment No. 20 filed 3/9/01)

(d)  Amended Investment Advisory and Service Agreement dated 8/1/04

(e-1)Form of Amended and Restated Principal Underwriting Agreement - previously filed (see P/E Amendment No. 22 filed 2/13/02); and Form of Selling Group Agreement; form of Banking Selling Group Agreement; form of Omnibus addendum to the Selling Group Agreement (for retirement plan share classes (R shares) only); and form of Institutional Selling Group Agreement (see P/E Amendment No. 23 filed 5/13/02)

(e-2) Form of Institutional Selling Group Agreement

(f)  Bonus or Profit  Sharing  Contracts - Deferred  Compensation  Plan  amended
     1/1/04

(g) Form of Global Custody Agreement - previously filed (see P/E Amendment No. 21 filed 11/30/01)

(h-1)Form  of  Amended  and  Restated   Administrative   Services   Agreement  -
     previously filed (see P/E Amendment No. 23 filed 5/13/02)

(h-2) Form of Amended Shareholder Services Agreement as of 4/1/03

(h-3) Form of Indemnification Agreement dated 7/1/04

(i) Legal opinions - previously filed (see P/E Amendment No. 18 filed 3/10/00; No. 20 filed 3/9/01; No. 22 filed 2/13/02; No. 23 filed 5/13/02)

(j)  Consent of Independent Registered Public Accounting Firm

(k)  None

(l) Initial capital agreements - previously filed (see P/E Amendment No. 14 filed 11/26/97)

(m) Forms of Plans of Distribution - previously filed (see P/E Amendment No. 14 filed 11/26/97; No. 18 filed 3/10/00; No. 22 filed 2/13/02; and No. 23 filed 5/13/02)

(n) Form of Amended and Restated Multiple Class Plan - previously filed (see P/E Amendment No. 22 filed 2/13/02)

(o)  Reserved

(p)  Codes of Ethics

Item 23. Persons Controlled by or Under Common Control with the Fund

          None

Item 24. Indemnification

     Article V of the Registrant's Declaration of Trust and Article VI of the Registrant's By-Laws (attached as an exhibit hereto) as well as the indemnification agreements (a form of which is attached as an exhibit hereto) that the Registrant has entered into with each of its trustees who is not an "interested person" of the Registrant (as defined under the Investment Company Act of 1940), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

     The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9,
1972) and 11330 (September 4, 1980).

Item 25. Business and Other Connections of the Investment Adviser

          None


Item 26.          Principal Underwriters

     (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(b)            (1)                                        (2)                                           (3)

       Name and Principal                        Positions and Offices                         Positions and Offices
       Business Address                            with Underwriter                               with Registrant

       David L. Abzug                           Vice President                                        None
       P.O. Box 2248
       Agoura Hills, CA 91376

       John A. Agar                             Vice President                                        None
       3901 Cedar Hill Road, #9
       Little Rock, AR 72202

       Robert B. Aprison                        Senior Vice President                                 None
       2983 Bryn Wood Drive
       Madison, WI  53711

       Shakeel A. Barkat                        Regional Vice President                               None
       1249 Pine Hill Drive
       Annapolis, MD 21401

       Steven L. Barnes                         Senior Vice President                                 None
       7490 Clubhouse Road
       Suite 100
       Boulder, CO  80301

       Thomas M. Bartow                         Vice President                                        None
       20 Cerchio Alto
       Henderson, NV 89011

B      Carl R. Bauer                            Vice President                                        None


       Michelle A. Bergeron                     Senior Vice President                                 None

       4160 Gateswalk Drive
       Smyrna, GA 30080


(b)            (1)                                        (2)                                           (3)

       J. Walter Best, Jr.                      Vice President                                        None
       7003 Chadwick Drive, Suite 355
       Brentwood, TN 37027

       John A. Blanchard                        Senior Vice President                                 None
       576 Somerset Lane
       Northfield, IL 60093

       Ian B. Bodell                            Senior Vice President                                 None
       7003 Chadwick Drive, Suite 355
       Brentwood, TN  37027

       Bill Brady                               Regional Vice President                               None
       646 Somerset Drive
       Indianapolis, IN 46260

       Mick L. Brethower                        Senior Vice President                                 None
       601 E. Whitestone Blvd.
       Building 6, Suite 115
       Cedar Park, TX 78613

       C. Alan Brown                            Vice President                                        None
       7424 Somerset Avenue
       St. Louis, MO 63105

L      Sheryl M. Burford                        Assistant Vice President                              None

B      J. Peter Burns                           Vice President                                        None

       Steven Calabria                          Regional Vice President                               None
       161 Bay Avenue
       Huntington Bay, NY 11743

       Cody Callaway                            Regional Vice President                               None
       9942 South 78th East Avenue
       Tulsa, OK 74133

S      Kathleen D. Campbell                     Assistant Vice President                              None

       Matthew C. Carlisle                      Regional Vice President                               None
       4500 Fairvista Drive
       Charlotte, NC 28269


(b)            (1)                                        (2)                                           (3)

       Damian F. Carroll                        Regional Vice President                               None
       40 Ten Acre Road
       New Britain, CT 06052

       Brian C. Casey                           Senior Vice President                                 None
       8002 Greentree Road
       Bethesda, MD  20817

       Victor C. Cassato                        Senior Vice President                                 None
       609 W. Littleton Blvd., Suite 310
       Littleton, CO  80120

       Christopher J. Cassin                    Senior Vice President                                 None
       19 North Grant Street
       Hinsdale, IL  60521

L      Denise M. Cassin                         Director, Vice President                              None

L      David D. Charlton                        Senior Vice President                                 None

       Thomas M. Charon                         Regional Vice President                               None
       N27 W23960 Paul Road
       Suite 204
       Pewaukee, WI 53072

L      Larry P. Clemmensen                      Director                                              None

L      Kevin G. Clifford                        Director, President and Co-Chief                      None
                                                Executive Officer

H      Cheri Coleman                            Vice President                                        None

       Ruth M. Collier                          Senior Vice President                                 None
       106 Central Park South, #10K
       New York, NY 10019

S      David Coolbaugh                          Vice President                                        None

       Carlo O. Cordasco                        Regional Vice President                               None
       101 Five Forks Lane
       Hampton, VA 23669

B      Josie Cortez                             Assistant Vice President                              None


(b)            (1)                                        (2)                                           (3)

       Thomas E. Cournoyer                      Vice President                                        None
       2333 Granada Blvd.
       Coral Gables, FL  33134

L      Michael D. Cravotta                      Assistant Vice President                              None

       Joseph G. Cronin                         Vice President                                        None
       1281 Fiore Drive
       Lake Forest, IL 60045

       William F. Daugherty                     Vice President                                        None
       1213 Redwood Hills Circle
       Carlisle, PA 17013

       Guy E. Decker                            Regional Vice President                               None
       2990 Topaz Lane
       Carmel, IN 46032

       Daniel J. Delianedis                     Vice President                                        None
       Edina Executive Plaza
       5200 Willson Road, Suite 150
       Edina, MN  55424

       James A. DePerno, Jr.                    Vice President                                        None
       1 Nehercrest Ln.
       Orchard Park, NY 14127

L      Bruce L. DePriester                      Director, Senior Vice President,                      None
                                                Treasurer and Controller

L      Dianne M. Dexter                         Assistant Vice President                              None

       Thomas J. Dickson                        Vice President                                        None
       108 Wilmington Court
       Southlake, TX 76092

       Michael A. DiLella                       Senior Vice President                                 None
       22 Turner's Lake Drive
       Mahwah, NJ  07430

       G. Michael Dill                          Director, Senior Vice President                       None
       505 E. Main Street
       Jenks, OK  74037

L      Michael J. Downer                        Director, Secretary                                   None


(b)            (1)                                        (2)                                           (3)

       Michael J. Dullaghan                     Regional Vice President                               None
       5040 Plantation Grove Lane
       Roanoke, VA 24012

B      J. Steven Duncan                         Senior Vice President                                 None

I      Lloyd G. Edwards                         Senior Vice President                                 None

       Timothy L. Ellis                         Senior Vice President                                 None
       1441 Canton Mart Road, Suite 9
       Jackson, MS 39211

       William F. Flannery                      Regional Vice President                               None
       P.O. Box 174
       Hopkinton, MA 01748

       John R. Fodor                            Senior Vice President                                 None
       15 Latisquama Road
       Southborough, MA  01772

L      Charles L. Freadhoff                     Vice President                                        None

       Daniel B. Frick                          Vice President                                        None
       845 Western Avenue
       Glen Ellyn, IL 60137

       Clyde E. Gardner                         Senior Vice President                                 None
       Route 2, Box 3162
       Osage Beach, MO  65065

L      Linda S. Gardner                         Vice President                                        None

L      J. Christopher Gies                      Senior Vice President                                 None

B      Lori A. Giacomini                        Assistant Vice President                              None

B      Evelyn K. Glassford                      Vice President                                        None

       Jack E. Goldin                           Regional Vice President                               None
       3424 Belmont Terrace
       Davie, FL 33328

       Jeffrey J. Greiner                       Senior Vice President                                 None
       12210 Taylor Road
       Plain City, OH  43064


(b)            (1)                                        (2)                                           (3)

       Eric M. Grey                             Regional Vice President                               None
       601 Fisher Road
       N. Dartmouth, MA 02747

B      Mariellen Hamann                         Vice President                                        None

       Derek S. Hansen                          Regional Vice President                               None
       13033 Ridgedale Drive, #147
       Minnetonka, MN 55305

       David E. Harper                          Senior Vice President                                 None
       5400 Russell Cave Road
       Lexington, KY 40511

       Calvin L. Harrelson, III                 Regional Vice President                               None
       2048 Kings Manor
       Weddington, NC 28104

H      Mary Pat Harris                          Vice President                                        None

       Robert J. Hartig, Jr.                    Vice President                                        None
       13563 Marjac Way
       McCordsville, IN 46055

       Steven J. Hipsley                        Regional Vice President                               None
       44 Tyler Drive
       Saratoga Springs, NY 12866

L      Russell K. Holliday                      Vice President                                        None

L      Kevin B. Hughes                          Assistant Vice President                              None

       Ronald R. Hulsey                         Senior Vice President                                 None
       6202 Llano
       Dallas, TX  75214

       Marc Ialeggio                            Regional Vice President                               None
       48 Tyrrel Court
       Danville, CA 94526

       Robert S. Irish                          Vice President                                        None
       1225 Vista Del Mar Drive
       Delray Beach, FL  33483

B      Damien M. Jordan                         Senior Vice President                                 None


(b)            (1)                                        (2)                                           (3)

       John P. Keating                          Vice President                                        None
       1576 Sandy Springs Dr.
       Orange Park, FL 32003

L      Maria K. Khader                          Assistant Vice President                              None

       Andrew J. Kilbride                       Regional Vice President                               None
       3080 Tuscany Court
       Ann Arbor, MI 48103

       Dorothy Klock                            Vice President                                        None
       555 Madison Avenue, 29th Floor
       New York, NY 10022

       Dianne L. Koske                          Assistant Vice President                              None
       122 Clydesdale Court
       Hampton, VA 23666

B      Elizabeth K. Koster                      Vice President                                        None

       R. Andrew LeBlanc                        Regional Vice President                               None
       78 Eton Road
       Garden City, NY 11530

B      Karl A. Lewis                            Vice President                                        None

       T. Blake Liberty                         Vice President                                        None
       5506 East Mineral Lane
       Littleton, CO  80122

       Mark J. Lien                             Vice President                                        None
       1103 Tulip Tree Lane
       West Des Moines, IA 50266

L      Lorin E. Liesy                           Vice President                                        None

I      Kelle Lindenberg                         Assistant Vice President                              None

       Louis K. Linquata                        Regional Vice President                               None
       5214 Cass Street
       Omaha, NE 68132

       Brendan T. Mahoney                       Vice President                                        None
       1 Union Avenue, 2nd Floor
       Sudbury, MA 01776


(b)            (1)                                        (2)                                           (3)

       Stephen A. Malbasa                       Director, Senior Vice President                       None
       13405 Lake Shore Blvd.
       Cleveland, OH  44110

       Steven M. Markel                         Senior Vice President                                 None
       5241 South Race Street
       Greenwood Village, CO  80121

L      J. Clifton Massar                        Senior Vice President                                 None

L      Christopher McCarthy                     Assistant Vice President                              None

       James R. McCrary                         Vice President                                        None
       28812 Crestridge
       Rancho Palos Verdes, CA 90275

S      John V. McLaughlin                       Senior Vice President                                 None

L      Dan R. McMaster                          Assistant Vice President                              None

       Terry W. McNabb                          Senior Vice President                                 None
       2002 Barrett Station Road
       St. Louis, MO  63131

       Scott M. Meade                           Vice President                                        None
       41 South Road
       Rye Beach, NH 03871

       Monty L. Moncrief                        Regional Vice President                               None
       55 Chandler Creek Court
       The Woodlands, TX 77381

L      David H. Morrison                        Regional Vice President                               None

       Andrew J. Moscardini                     Regional Vice President                               None
       1393 Sunset Beach Drive
       Niceville, FL 32578

       William E. Noe                           Senior Vice President                                 None
       3600 Knollwood Road
       Nashville, TN  37215

L      Heidi J. Novaes                          Vice President                                        None


(b)            (1)                                        (2)                                           (3)

       Peter A. Nyhus                           Senior Vice President                                 None
       15345 Wilderness Ridge Road, NW
       Prior Lake, MN  55372

G1     Luis Freitas de Oliveira                 Director                                              None

       Eric P. Olson                            Senior Vice President                                 None
       62 Park Drive
       Glenview, IL  60025

       Jeffrey A. Olson                         Regional Vice President                               None
       930 S. Cowley Street, #305
       Spokane, WA 99202

       Thomas A. O'Neil                         Regional Vice President                               None
       400 N. Woodlawn, Suite 202
       Woodlawn Central Office Building
       Wichita, KS 67208

       W. Burke Patterson, Jr.                  Regional Vice President                               None
       1643 Richland Avenue
       Baton Rouge, LA 70808

       Gary A. Peace                            Vice President                                        None
       291 Kaanapali Drive
       Napa, CA 94558

       Samuel W. Perry                          Regional Vice President                               None
       4340 East Indian School Road
       Suite 21
       Phoenix, AZ 85018

       David K. Petzke                          Vice President                                        None
       4016 Saint Lucia Street
       Boulder, CO 80301

       Fredric Phillips                         Senior Vice President                                 None
       175 Highland Avenue, 4th Floor
       Needham, MA  02494

B      Candance D. Pilgram                      Assistant Vice President                              None

       Carl S. Platou                           Senior Vice President                                 None
       7455 80th Place, S.E.
       Mercer Island, WA  98040


(b)            (1)                                        (2)                                           (3)

N      Gregory S. Porter                        Assistant Vice President                              None

S      Richard P. Prior                         Vice President                                        None

       Mike Quinn                               Regional Vice President                               None
       1035 Vintage Club Drive
       Duluth, GA 30097

       Mark S. Reischmann                       Regional Vice President                               None
       5485 East Mineral Lane
       Centennial, CO 80122

       Steven J. Reitman                        Senior Vice President                                 None
       212 The Lane
       Hinsdale, IL  60521

       Brian A. Roberts                         Vice President                                        None
       209-A 60th Street
       Virginia Beach, VA 23451

L      Julie D. Roth                            Vice President                                        None

L      James F. Rothenberg                      Director                                              None

       Romolo D. Rottura                        Regional Vice President                               None
       233 Glenhaven Court
       Swedesboro, NJ 08085

       Douglas F. Rowe                          Vice President                                        None
       414 Logan Ranch Road
       Georgetown, TX  78628

       Christopher S. Rowey                     Vice President                                        None
       10538 Cheviot Drive
       Los Angeles, CA  90064

L      Dean B. Rydquist                         Director, Senior Vice President                       None

       Richard A. Sabec, Jr.                    Regional Vice President                               None
       6019 Craughwell Lane
       Dublin, OH 43017

       Richard R. Samson                        Senior Vice President                                 None
       4604 Glencoe Avenue, #4
       Marina del Rey, CA  90292


(b)            (1)                                        (2)                                           (3)

       Paul V. Santoro                          Vice President                                        None
       62 Mt. Vernon Street
       Boston, MA 02108

       Joseph D. Scarpitti                      Senior Vice President                                 None
       31465 St. Andrews
       Westlake, OH  44145

       Shane D. Schofield                       Regional Vice President                               None
       201 McIver Street
       Greenville, SC 29601

S      Sherrie L. Senft                         Vice President                                        None

       Arthur M. Sgroi                          Regional Vice President                               None
       76 Fields End Drive
       Glenmont, NY 12077

L      R. Michael Shanahan                      Director                                              None

L      Michael J. Sheldon                       Assistant Vice President                              None

       Daniel S. Shore                          Regional Vice President                               None
       1715 North Vine Street
       Chicago, IL 60614

       Brad Short                               Vice President                                        None
       1601 Seal Way
       Seal Beach, CA 90740

       David W. Short                           Chairman of the Board and                             None
       1000 RIDC Plaza, Suite 212               Co-Chief Executive Officer
       Pittsburgh, PA 15238

       William P. Simon, Jr.                    Senior Vice President                                 None
       912 Castlehill Lane
       Devon, PA 19333

L      Connie F. Sjursen                        Vice President                                        None

       Jerry L. Slater                          Senior Vice President                                 None
       4227 E. Madison, #2D
       Seattle, WA 98112

LW     John H. Smet                             Director                                              None


(b)            (1)                                        (2)                                           (3)

       Rodney G. Smith                          Senior Vice President                                 None
       15851 Dallas Parkway, Suite 500
       Addison, TX 75001-6016

       Anthony L. Soave                         Vice President                                        None



       3780 Foxglove Court NE
       Grand Rapids, MI 49525

L      Therese L. Soullier                      Vice President                                        None

       Nicholas D. Spadaccini                   Senior Vice President                                 None
       855 Markley Woods Way
       Cincinnati, OH  45230

L      Kristen J. Spazafumo                     Assistant Vice President                              None

B      Raymond Stein                            Assistant Vice President                              None

       Brad Stillwagon                          Vice President                                        None
       2438 Broadmeade Road
       Louisville, KY 40205

B      Max D. Stites                            Vice President                                        None

L      David K. Stone                           Assistant Vice President                              None

       Thomas A. Stout                          Vice President                                        None
       1004 Ditchley Road
       Virginia Beach, VA 23451

       Craig R. Strauser                        Vice President                                        None
       3 Dover Way
       Lake Oswego, OR  97034

L      Lisa F. Swaiman                          Senior Vice President                                 None

L      Libby J. Syth                            Assistant Vice President                              None

L      Drew W. Taylor                           Assistant Vice President                              None

       Gary J. Thoma                            Regional Vice President                               None
       401 Desnoyer
       Kaukauna, WI 54130


(b)            (1)                                        (2)                                           (3)

       Cynthia M. Thompson                      Regional Vice President                               None
       4 Franklin Way
       Ladera Ranch, CA 92694

L      James P. Toomey                          Vice President                                        None

I      Christopher E. Trede                     Vice President                                        None

       George F. Truesdail                      Senior Vice President                                 None
       400 Abbotsford Court
       Charlotte, NC  28270

       Scott W. Ursin-Smith                     Senior Vice President                                 None
       60 Reedland Woods Way
       Tiburon, CA  94920

S      Cindy Vaquiax                            Assistant Vice President                              None

       J. David Viale                           Vice President                                        None
       39 Old Course Drive
       Newport Beach, CA 92660

D      Bradley J. Vogt                          Director                                              None

L      Patricia A. Vogt                         Assistant Vice President                              None

       Gerald J. Voss                           Regional Vice President                               None
       The Pines at Four Hills
       3900 S. Southeastern Ave., #304
       Sioux Falls, SD 57103

L      Wendy A. Wainwright                      Assistant Vice President                              None

L      A. Jordan Wallens                        Regional Vice President                               None
       2016 Dracena Drive, #10
       Los Angeles, CA 90027

       Thomas E. Warren                         Vice President                                        None
       119 Faubel St.
       Sarasota, FL  34242

L      J. Kelly Webb                            Senior Vice President                                 None


(b)            (1)                                        (2)                                           (3)

       Gregory J. Weimer                        Director, Senior Vice President                       None
       206 Hardwood Drive
       Venetia, PA  15367

B      Timothy W. Weiss                         Director                                              None

       Dana L. Wells                            Regional Vice President                               None
       Emerald Plaza Ctr.
       402 W. Broadway, Suite 400
       San Diego, CA 92101

SF     Gregory W. Wendt                         Director                                              None

       George J. Wenzel                         Vice President                                        None



       251 Barden Road
       Bloomfield Hills, MI 48304

       Brian E. Whalen                          Regional Vice President                               None
       4072 Yellow Ginger Glen
       Norcross, GA 30092

H      J. D. Wiedmaier                          Assistant Vice President                              None

L      N. Dexter Williams, Jr.                  Senior Vice President                                 None

L      Alan J. Wilson                           Director                                              None

       Andrew L. Wilson                         Regional Vice President                               None
       11163 Rich Meadow Drive
       Great Falls, VA 22066

       Timothy J. Wilson                        Vice President                                        None
       460 Valleybrook Road
       McMurray, PA  15317

B      Laura L. Wimberly                        Vice President                                        None

H      Marshall D. Wingo                        Director, Senior Vice President                       None

       Kurt A. Wuestenberg                      Regional Vice President                               None
       975 Arboretum Drive
       Saline, MI 48176

(b)            (1)                                        (2)                                           (3)


       William R. Yost                          Senior Vice President                                 None
       9320 Overlook Trail
       Eden Prairie, MN  55347

       Jason P. Young                           Regional Vice President                               None
       11141 Whitetail Lane
       Olathe, KS 66061

       Jonathan A. Young                        Regional Vice President                               None
       2145 Hickory Forrest
       Chesapeake, VA 23322

       Scott D. Zambon                          Regional Vice President                               None
       2178 Pieper Lane
       Tustin, CA 92782

__________
L        Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW       Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA  90025
B        Business Address, 135 South State College Boulevard, Brea, CA  92821
S        Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
SF       Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H        Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I        Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
N        Business Address, 630 Fifth Avenue, 36th Floor, New York, NY10111
D        Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
G1       Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland



(c)     None


Item 27. Location of Accounts and Records

     Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant's investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

     Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, VA 23513.

     Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.


Item 28. Management Services

     None


Item 29. Undertakings

     n/a


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 29th day of November, 2004.

                         AMERICAN HIGH-INCOME TRUST

                         By /s/ Paul G. Haaga, Jr.
                         (Paul G. Haaga, Jr., Chairman of the Board)

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
registration statement has been signed below on November 29, 2004, by the following persons in the capacities indicated.


         Signature                               Title

(1)      Principal Executive Officer:

          /s/ David C. Barclay                   President and Trustee
          (David C. Barclay)

(2)      Principal Financial Officer and Principal Accounting Officer:

          /s/ Susi M. Silverman                  Treasurer
          (Susi M. Silverman)

(3)      Trustees:

          /s/ David C. Barclay                   President and Trustee
          (David C. Barclay)

         Richard G. Capen, Jr.*                  Trustee
         H. Frederick Christie*                  Trustee
         Diane C. Creel*                         Trustee
         Martin Fenton*                          Trustee
         Leonard R. Fuller*                      Trustee

          /s/ Abner D. Goldstine                 Vice Chairman and Trustee
          (Abner D. Goldstine)

          /s/ Paul G. Haaga, Jr.                 Chairman and Trustee
          (Paul G. Haaga, Jr.)

         Richard G. Newman*                      Trustee
         Frank M. Sanchez*                       Trustee

*By       /s/ Julie F. Williams
          Julie F. Williams, pursuant to a power of attorney filed herewith

     Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

                                                 /s/ Walter R. Burkley
                                                 (Walter R. Burkley)




                                POWER OF ATTORNEY



     I, Richard G. Capen, Jr., the undersigned Trustee of American High-Income Trust, a Massachusetts business trust, revoking all prior powers of attorney given as a Trustee of American High- Income Trust do hereby constitute and appoint Michael J. Downer, Paul G. Haaga, Jr., Anthony W. Hynes, Jr., Todd L. Miller, Kimberly S. Verdick and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Trustee of said Trust to any and all Registration Statements of American High-Income Trust File No. 33-17917 under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and (2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

     EXECUTED at Los Angeles, California, this 18th day of November, 1999.



                                                 /s/ Richard G. Capen, Jr.
                                                 Richard G. Capen, Jr., Trustee

                                POWER OF ATTORNEY



     I, H. Frederick Christie, the undersigned Trustee of American High-Income Trust, a Massachusetts business trust, revoking all prior powers of attorney given as a Trustee of American High- Income Trust do hereby constitute and appoint Mary C. Cremin, Michael J. Downer, Paul G. Haaga, Jr., Kimberly S. Verdick and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Trustee of said Trust to any and all Registration Statements of American High-Income Trust File No. 33-17917 under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and (2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

     EXECUTED at Los Angeles, California, this 12th day of December, 1994.



                                                 /s/ H. Frederick Christie
                                                 H. Frederick Christie, Trustee

                                POWER OF ATTORNEY



     I, Diane C. Creel, the undersigned Trustee of American High-Income Trust, a Massachusetts business trust, revoking all prior powers of attorney given as a Trustee of American High-Income Trust do hereby constitute and appoint Mary C. Cremin, Michael J. Downer, Paul G. Haaga, Jr., Kimberly S. Verdick and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Trustee of said Trust to any and all Registration Statements of American High-Income Trust File No. 33-17917 under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and (2)to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

     EXECUTED at Los Angeles, California, this 12th day of December, 1994.



                                                 /s/ Diane C. Creel
                                                 Diane C. Creel, Trustee

                                POWER OF ATTORNEY



     I, Martin  Fenton,  Jr., the  undersigned  Trustee of American  High-Income
Trust, a Massachusetts business trust, revoking all prior powers of attorney given as a Trustee of American High- Income Trust do hereby constitute and appoint Mary C. Cremin, Michael J. Downer, Paul G. Haaga, Jr., Kimberly S. Verdick and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Trustee of said Trust to any and all Registration Statements of American High-Income Trust File No. 33-17917 under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and (2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

     EXECUTED at Los Angeles, California, this 12th day of December, 1994.



                                                 /s/ Martin Fenton, Jr.
                                                 Martin Fenton, Jr., Trustee

                                POWER OF ATTORNEY



     I, Leonard Fuller, the undersigned Trustee of American High-Income Trust, a Massachusetts business trust, revoking all prior powers of attorney given as a Trustee of American High-Income Trust do hereby constitute and appoint Mary c. Cremin, Michael J. Downer, Paul G. Haaga, Jr., Kimberly S. Verdick and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Trustee of said Trust to any and all Registration Statements of American High-Income Trust File No. 33-17917 under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and (2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

     EXECUTED at Los Angeles, California, this 12th day of December, 1994.



                                                 /s/ Leonard R. Fuller
                                                 Leonard R. Fuller, Trustee

                                POWER OF ATTORNEY



     I, Richard G. Newman, the undersigned Trustee of American High-Income Trust, a Massachusetts business trust, revoking all prior powers of attorney given as a Trustee of American High- Income Trust do hereby constitute and appoint Mary c. Cremin, Michael J. Downer, Paul G. Haaga, Jr., Kimberly S. Verdick and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Trustee of said Trust to any and all Registration Statements of American High-Income Trust File No. 33-17917 under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and (2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

     EXECUTED at Los Angeles, California, this 12th day of December, 1994.



                                                 /s/ Richard G. Newman
                                                 Richard G. Newman, Trustee


                                POWER OF ATTORNEY



     I, Frank M. Sanchez, the undersigned Trustee of American High-Income Trust, a Massachusetts business trust, revoking all prior powers of attorney given as a Trustee of American High- Income Trust do hereby constitute and appoint Michael
J. Downer,  Paul G. Haaga, Jr., Anthony W. Hynes, Jr., Todd L. Miller,  Kimberly
S. Verdick and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Trustee of said Trust to any and all Registration Statements of American High-Income Trust File No. 33-17917 under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and (2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

     EXECUTED at Los Angeles, California, this 18th day of November, 1999.



                                                  /s/ Frank M. Sanchez
                                                 Frank M. Sanchez, Trustee